UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST
(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2006

TABLE OF CONTENTS

Item 1. Schedule of Investments
POI-Institutional Money Market Fund
POI-Liquidity Money Market Fund
POI-Munder Asset Allocation Fund — Balanced
POI-Munder Bond Fund
POI-Munder Cash Investment Fund
POI-Munder Energy Fund
POI-Munder Index 500 Fund
POI-Munder Intermediate Bond Fund
POI-Munder International Bond Fund
POI-Munder International Equity Fund
POI-Munder Internet Fund
POI-Munder Large-Cap Core Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Real Estate Equity Investment Fund
POI-Munder S&P MidCap Index Equity Fund
POI-Munder S&P SmallCap Index Equity Fund
POI-Munder Small-Cap Value Fund
POI-Munder Small-Mid Cap Fund
POI-Tax-Free Money Market Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
POI-Munder Technology Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Exhibit Index
Certifications
Item 1. Schedule of Investments.
All Munder Funds, except @Vantage and Healthcare.

Institutional Money Market Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITY — 0.6%
(Cost $9,486,645)
Domestic Security — 0.6%
$9,563,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/20/2009	$9,486,645

CERTIFICATES OF DEPOSIT — 7.8%
Domestic Securities — 3.4%
25,000,000	Washington Mutual, Inc., 5.360% due 10/06/2006	25,000,000
25,000,000	Wells Fargo Bank NA, 5.270% due 03/22/2007 (e)	25,000,000

		50,000,000

Yankee Securities — 4.4%
25,000,000	Bank of Tokyo-Mitsubishi Limited, 5.340% due 11/29/2006	25,000,000
25,000,000	Barclays Bank PLC, 5.300% due 12/27/2006	25,000,000
15,000,000	Rabobank Nederland, 5.010% due 02/14/2007	15,000,000

		65,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $115,000,000)		115,000,000

COMMERCIAL PAPER — 65.3%
Domestic Securities — 54.4%
25,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (d)	24,625,194
50,000,000	Barton Capital LLC, 5.340% due 10/02/2006 (d)	49,992,583
25,000,000	Bryant Park Funding LLC, 5.370% due 10/23/2006 (d)	24,917,958
25,000,000	CHARTA LLC, 5.370% due 10/23/2006 (d)	24,917,958
25,000,000	CIT Group Inc., 5.250% due 01/18/2007 (d)	24,602,604
25,000,000	CRC Funding LLC, 5.300% due 10/05/2006 (d)	24,985,278
25,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (d)	24,411,625

1

25,000,000	Dexia Delaware LLC, 5.365% due 10/11/2006 (d)	24,962,743
25,000,000	Edison Asset Securitization LLC, 5.300% due 10/10/2006 (d)	24,966,875
25,000,000	Falcon Asset Securitization Corp LLC, 5.380% due 10/16/2006 (d)	24,943,958
25,000,000	Fcar Owner Trust, Series II, 5.270% due 12/13/2006 (d)	24,732,840
	Galaxy Funding, Inc.:
15,000,000	5.260% due 12/19/2006 (d)	14,826,858
10,000,000	5.270% due 11/30/2006 (d)	9,912,167
25,000,000	Grampian Funding LLC, 5.380% due 10/20/2006 (d)	24,929,014
25,000,000	Greenwich Capital Holdings, 5.290% due 12/15/2006 (e)	25,000,000
25,000,000	Greyhawk Funding LLC, 5.360% due 10/19/2006 (d)	24,933,000
25,000,000	ING U.S. Funding LLC, 5.250% due 12/05/2006 (d)	24,763,021
25,000,000	International Lease Finance Corporation, 5.220% due 12/22/2006 (d)	24,702,750
25,000,000	Intesa Funding LLC, 5.220% due 12/28/2006 (d)	24,681,000
25,000,000	Lexington Parker Capital Corporation, 5.370% due 10/19/2006 (d)	24,932,875
25,000,000	Liberty Street Funding Corporation, 5.270% due 10/31/2006 (d)	24,890,208
25,000,000	Mane Funding Corporation, 5.260% due 12/18/2006 (d)	24,715,083
25,000,000	Mont Blanc Capital Corporation, 5.370% due 10/16/2006 (d)	24,944,063
30,000,000	New Center Asset Trust, 5.350% due 10/02/2006 (d)	29,995,542
25,000,000	Old Line Funding LLC, 5.260% due 10/20/2006 (d)	24,930,597
25,000,000	Park Avenue Receivables Corporation, 5.260% due 10/27/2006 (d)	24,905,028
25,000,000	Preferred Receivables Funding Corporation, 5.260% due 10/17/2006 (d)	24,941,556
24,000,000	Public Square Funding, Series II, 5.430% due 10/02/2006 (d)	23,996,380
25,000,000	Ranger Funding Company LLC, 5.250% due 10/10/2006 (d)	24,967,187
25,000,000	Scaldis Capital LLC, 5.250% due 12/04/2006 (d)	24,766,667

2

25,000,000	Solitaire Funding LLC, 5.260% due 10/23/2006 (d)	24,919,639
25,000,000	Thunder Bay Funding, Inc., 5.270% due 12/14/2006 (d)	24,729,181

		799,441,432

Yankee Securities — 10.9%
25,000,000	Bank of Ireland, 5.270% due 04/17/2007 (e)	25,000,000
25,000,000	Fortis Funding LLC, 5.350% due 10/05/2006 (d)	24,985,139
25,000,000	HBOS Treasury Services PLC, 5.255% due 12/06/2006 (d)	24,759,146
20,000,000	Macquarie Bank Limited, 5.310% due 07/12/2007 (e)	20,000,000
	UBS Finance (DE) LLC:
25,000,000	5.235% due 01/05/2007 (d)	24,651,000
40,000,000	5.340% due 10/02/2006 (d)	39,994,067

		159,389,352

TOTAL COMMERCIAL PAPER
(Cost $958,830,784)		958,830,784

CORPORATE BONDS AND NOTES — 12.6%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.290% due 02/21/2007 (e),(f),(g),(h)	10,000,000
25,000,000	Bank of America, NA, 5.460% due 10/10/2006 (d)	25,000,000
25,000,000	Beta Finance, Inc., MTN, 144A, 5.280% due 05/09/2007 (e),(f),(g),(h)	25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 5.280% due 07/30/2007 (e),(f),(g),(h)	24,997,943
25,000,000	Fifth Third Bancorp, 144A, 5.310% due 10/23/2009 (e),(f),(g),(h)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 5.285% due 06/25/2007 (e),(f),(g),(h)	24,999,110
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.296% due 07/27/2007 (e)	25,000,000
25,000,000	World Savings Bank FSB, 5.430% due 10/16/2006 (d)	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $184,997,053)		184,997,053

FUNDING AGREEMENT — 1.7%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.420% due 09/27/2007 (e),(i),(j)	25,000,000

3

REPURCHASE AGREEMENTS(c) — 11.0%
21,842,389	Agreement with Lehman Brothers Holdings, Inc., 4.900% dated 09/29/2006, to be repurchased at $21,851,308 on 10/02/2006, collateralized by $21,755,000 U.S. Treasury Note, 4.875% maturing 05/15/2009 (value $22,283,184)	21,842,389
50,000,000	Agreement with Merrill Lynch & Company, Inc., 5.350% dated 09/29/2006, to be repurchased at $50,022,292 on 10/02/2006, collateralized by $59,150,000 GNMA, 5.000%-5.500% having maturities from 02/15/2021-06/15/2034 (value $51,501,719)	50,000,000
60,000,000	Agreement with Salomon Brothers Holdings, Inc., 5.400% dated 09/29/2006, to be repurchased at $60,027,000 on 10/02/2006, collateralized by $115,570,964 FNMA, 4.500%-4.792% having maturities from 11/01/2020-05/01/2038 (value $61,200,000)	60,000,000
30,000,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $30,012,125 on 10/02/2006, collateralized by $30,150,000 FHLMC, 6.080% maturing 07/26/2013 (value $30,602,250)	30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $161,842,389)		161,842,389

TOTAL INVESTMENTS
(Cost $1,455,156,871)(k)	99.0%	$1,455,156,871

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

4

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At September 30, 2006, this security represents $25,000,000, 1.7% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.420% due 09/27/2007	09/27/2006	$25,000,000

(k)	At September 30, 2006, aggregate cost for financial reporting purposes was $1,455,156,871.
ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note

5

Liquidity Money Market Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 7.2%
Domestic Securities — 4.8%
$3,000,000	Washington Mutual, Inc., 5.360% due 10/06/2006	$3,000,000
3,000,000	Wells Fargo Bank N.A., 5.270% due 03/22/2007 (e)	3,000,000

		6,000,000

Yankee Security — 2.4%
3,000,000	Bank of Tokyo-Mitsubishi Limited, 5.340% due 11/29/2006	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,000,000)		9,000,000

COMMERCIAL PAPER — 59.7%
Domestic Securities — 50.1%
3,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (d)	2,955,023
3,000,000	Barton Capital LLC, 5.250% due 11/10/2006 (d)	2,982,500
3,000,000	CRC Funding LLC, 5.310% due 10/05/2006 (d)	2,998,230
3,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (d)	2,929,395
3,000,000	Dexia Delaware LLC, 5.365% due 10/11/2006 (d)	2,995,529
3,000,000	Falcon Asset Securitization Corp LLC, 5.250% due 10/06/2006 (d)	2,997,812
3,000,000	Fcar Owner Trust, Series II, 5.400% due 10/16/2006 (d)	2,993,250
3,000,000	Galaxy Funding, Inc., 5.270% due 11/15/2006 (d)	2,980,238
3,000,000	Greenwich Capital Holdings, 5.290% due 12/15/2006 (e)	3,000,000
3,000,000	Greyhawk Funding LLC, 5.360% due 10/19/2006 (d)	2,991,960
3,000,000	International Lease Finance Corporation, 5.220% due 12/22/2006 (d)	2,964,330
3,000,000	Jupiter Securitization Corp LLC, 5.250% due 10/03/2006 (d)	2,999,125
3,000,000	Lexington Parker Capital Corporation, 5.250% due 01/22/2007 (d)	2,950,563
3,000,000	Liberty Street Funding Corporation, 5.270% due 10/31/2006 (d)	2,986,825

1

3,000,000	Mont Blanc Capital Corporation, 5.370% due 10/16/2006 (d)	2,993,287
3,000,000	Old Line Funding LLC, 5.260% due 11/01/2006 (d)	2,986,412
3,000,000	Ranger Funding Company LLC, 5.310% due 11/02/2006 (d)	2,985,840
3,000,000	Scaldis Capital LLC, 5.250% due 12/04/2006 (d)	2,972,000
3,000,000	Solitaire Funding LLC, 5.260% due 10/23/2006 (d)	2,990,357
3,000,000	Thunder Bay Funding, Inc., 5.260% due 10/16/2006 (d)	2,993,425
3,000,000	Victory Receivables Corporation, 5.260% due 10/06/2006 (d)	2,997,808

		62,643,909

Yankee Securities — 9.6%
3,000,000	Bank of Ireland, 5.270% due 04/17/2007 (e)	3,000,000
3,000,000	Fortis Funding LLC, 5.350% due 10/05/2006 (d)	2,998,217
3,000,000	HBOS Treasury Services PLC, 5.255% due 12/06/2006 (d)	2,971,097
3,000,000	Macquarie Bank Limited, 5.310% due 07/12/2007 (e)	3,000,000

		11,969,314

TOTAL COMMERCIAL PAPER
(Cost $74,613,223)		74,613,223

CORPORATE BONDS AND NOTES — 16.8%
3,000,000	American Honda Finance Corporation, MTN, 144A, 5.290% due 02/21/2007 (e),(f),(g),(h)	3,000,000
3,000,000	Bank of America, NA, 5.460% due 10/10/2006 (d)	3,000,000
3,000,000	Beta Finance, Inc., MTN, 144A, 5.280% due 05/09/2007 (e),(f),(g),(h)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.280% due 07/30/2007 (e),(f),(g),(h)	2,999,753
3,000,000	K2 USA LLC, MTN, 144A, 5.285% due 06/25/2007 (e),(f),(g),(h)	2,999,894
3,000,000	Merrill Lynch & Co., Inc., MTN, 5.296% due 07/27/2007 (e)	3,000,000
3,000,000	World Savings Bank FSB, 5.430% due 10/16/2006 (d)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $20,999,647)		20,999,647

2

REPURCHASE AGREEMENTS(c) — 16.4%
10,507,487	Agreement with Lehman Brothers Holdings, Inc., 4.900% dated 09/29/2006, to be repurchased at $10,511,778 on 10/02/2006, collateralized by $10,760,000 U.S. Treasury Note, 3.875% maturing 05/15/2009 (value $10,719,822)	10,507,487
10,000,000	Agreement with Merrill Lynch & Company, Inc., 5.350% dated 09/29/2006, to be repurchased at $10,004,458 on 10/02/2006, collateralized by $16,530,000 GNMA, 5.500% maturing 06/15/2034 (value $10,302,976)	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,507,487)		20,507,487

TOTAL INVESTMENTS
(Cost $125,120,357)(i)	100.1%	$125,120,357

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(i)	At September 30, 2006, aggregate cost for financial reporting purposes was $125,120,357.
ABBREVIATIONS:
GNMA — Government National Mortgage Association
MTN  — Medium Term Note

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 64.5%
Consumer Discretionary — 6.6%
Auto Components — 0.4%
2,050	Johnson Controls, Inc. (e)	$147,067
5,290	Magna International, Inc., Class A	386,329

		533,396

Automobiles — 0.4%
5,610	Harley-Davidson, Inc. (e)	352,027
4,600	Thor Industries, Inc. (e)	189,382

		541,409

Diversified Consumer Services — 0.1%
3,750	Sotheby’s (e)	120,900

Hotels, Restaurants & Leisure — 0.2%
4,300	Hilton Hotels Corporation (e)	119,755
4,850	Penn National Gaming, Inc. †	177,122

		296,877

Household Durables — 0.3%
3,450	Jarden Corporation †,(e)	113,747
3,700	KB Home (e)	162,060
2,800	Pulte Homes, Inc. (e)	89,208

		365,015

Internet & Catalog Retail — 0.6%
13,400	Coldwater Creek Inc. †	385,384
7,400	NutriSystems, Inc. †,(e)	460,946

		846,330

Leisure Equipment & Products — 0.3%
12,630	Hasbro, Inc.	287,332
3,450	Pool Corporation (e)	132,825

		420,157

Media — 1.5%
24,330	Comcast Corporation, Class A Special †,(e)	895,587
5,120	Omnicom Group, Inc. (e)	479,232
5,900	Shaw Communications, Inc., Class B	177,118
15,650	Time Warner Inc.	285,300
2,200	Walt Disney Company (The)	68,002

		1,905,239

Multiline Retail — 1.2%
8,850	Federated Department Stores, Inc.	382,409
7,550	J.C. Penney Company, Inc. (e)	516,344
10,050	Nordstrom, Inc. (e)	425,115
3,500	Target Corporation	193,375

		1,517,243

Specialty Retail — 1.1%
1,750	Abercrombie & Fitch Co., Class A (e)	121,590
4,100	GameStop Corporation, Class A †,(e)	189,748
10,450	Guess?, Inc. †,(e)	507,138
4,200	Home Depot, Inc. (The) (e)	152,334
3,925	Jos. A. Bank Clothiers, Inc. †,(e)	117,593
4,800	Lowe’s Companies, Inc. (e)	134,688
750	Tiffany & Co. (e)	24,900
10,200	United Auto Group, Inc. (e)	238,680

		1,486,671

Textiles, Apparel & Luxury Goods — 0.5%
8,650	Gildan Activewear Inc. †,(e)	419,179
3,180	NIKE, Inc., Class B (e)	278,632

		697,811

Total Consumer Discretionary		8,731,048

Consumer Staples — 3.9%
Beverages — 0.6%
3,100	Hansen Natural Corporation †,(e)	100,688
11,200	PepsiCo, Inc.	730,912

		831,600

Food & Staples Retailing — 1.3%
15,750	CVS Corporation (e)	505,890
18,270	Kroger Co. (The) (e)	422,768
12,335	Wal-Mart Stores, Inc.	608,362
3,300	Walgreen Co.	146,487

		1,683,507

Food Products — 0.9%
4,400	Archer-Daniels-Midland Company	166,672
4,255	Cadbury Schweppes PLC, ADR	181,986
11,190	Campbell Soup Company (e)	408,435
7,140	General Mills, Inc.	404,124

		1,161,217

Household Products — 0.5%
7,750	Church & Dwight Co., Inc. (e)	303,103
6,800	Procter & Gamble Company (The)	421,464

		724,567

Personal Products — 0.3%
7,820	Alberto-Culver Company	395,614

Tobacco — 0.3%
4,500	Altria Group, Inc. (e)	344,475

Total Consumer Staples		5,140,980

Energy — 6.8%
Energy Equipment & Services — 2.2%
10,100	Acergy SA, ADR †	172,407
2,100	Baker Hughes, Incorporated	143,220
9,450	Grant Prideco, Inc. †,(e)	359,384
5,100	Halliburton Company (e)	145,095
5,800	Helmerich & Payne, Inc. (e)	133,574
8,010	National Oilwell Varco, Inc. †,(e)	468,985
5,530	Noble Corporation	354,915
6,300	Oceaneering International, Inc. †	194,040
5,650	Oil States International, Inc. †,(e)	155,375
6,300	Patterson-UTI Energy, Inc. (e)	149,688
6,350	Superior Energy Services, Inc. †	166,751
9,150	Tenaris S.A., ADR	323,727
3,300	Unit Corporation †,(e)	151,701

		2,918,862

Oil, Gas & Consumable Fuels — 4.6%
10,530	Apache Corporation	665,496
3,000	BG Group PLC, ADR (e)	182,910
3,500	Canadian Natural Resources Ltd.	159,530
8,830	Chevron Corporation	572,714
15,430	ConocoPhillips	918,548
32,840	Exxon Mobil Corporation	2,203,564
4,800	Helix Energy Solutions Group, Inc. †,(e)	160,320
4,190	Marathon Oil Corporation	322,211
8,350	Peabody Energy Corporation	307,113
5,150	Southwestern Energy Company †,(e)	153,831
6,680	Total SA, ADR	440,479

		6,086,716

Total Energy		9,005,578

Financials — 15.6%
Capital Markets — 2.7%
2,200	Affiliated Managers Group, Inc. †,(e)	220,242
12,880	Bank of New York Company, Inc. (The)	454,149
2,300	BlackRock, Inc. (e)	342,700
17,300	E*TRADE Financial Corporation †	413,816
2,190	Franklin Resources, Inc.	231,592
3,900	Goldman Sachs Group, Inc. (The)	659,763
15,400	Merrill Lynch & Co., Inc.	1,204,588

		3,526,850

Commercial Banks — 1.7%
1,800	City National Corporation (e)	120,708
2,150	Compass Bancshares, Inc. (e)	122,507

1,750	HDFC Bank Limited, ADR (e)	106,837
10,880	U.S. Bancorp (e)	361,434
21,890	Wachovia Corporation	1,221,462
3,560	Zions Bancorporation (e)	284,124

		2,217,072

Consumer Finance — 0.7%
13,520	American Express Company	758,202
4,800	Cash America International, Inc.	187,584

		945,786

Diversified Financial Services — 4.4%
36,180	Bank of America Corporation	1,938,163
11,010	CIT Group Inc.	535,416
33,843	Citigroup, Inc.	1,680,982
35,770	JPMorgan Chase & Co.	1,679,759

		5,834,320

Insurance — 2.9%
10,200	ACE Limited (e)	558,246
4,910	Allstate Corporation (The)	308,004
16,105	American International Group, Inc.	1,067,117
4,300	Delphi Financial Group, Inc.	171,484
7,660	Hartford Financial Services Group, Inc.	664,505
3,150	Hub International Limited	91,098
4,900	Loews Corporation	185,710
7,200	Manulife Financial Corporation	232,272
3,800	StanCorp Financial Group, Inc.	169,594
11,425	W. R. Berkley Corporation	404,331

		3,852,361

Real Estate Investment Trusts (REITs) — 1.8%
275	Alexandria Real Estate Equities, Inc. (e)	25,795
225	AMB Property Corporation (e)	12,400
6,200	American Home Mortgage Investment Corp. (e)	216,194
450	Apartment Investment and Management Company, Class A (e)	24,485
1,175	Archstone-Smith Trust	63,967
1,625	Ashford Hospitality Trust, Inc. (e)	19,386
300	AvalonBay Communities, Inc. (e)	36,120
750	BioMed Realty Trust, Inc.	22,755
575	Boston Properties, Inc.	59,420
600	Camden Property Trust (e)	45,606
350	CBL & Associates Properties, Inc. (e)	14,669
225	Colonial Properties Trust	10,757
1,175	Columbia Equity Trust, Inc.	19,564
700	Corporate Office Properties Trust (e)	31,332
600	Developers Diversified Realty Corporation	33,456
500	Equity Office Properties Trust (e)	19,880
475	Equity One, Inc. (e)	11,386

1,225	Equity Residential	61,960
100	Essex Property Trust, Inc. (e)	12,140
2,525	Feldman Mall Properties, Inc. (e)	27,851
1,025	First Potomac Realty Trust (e)	30,976
1,035	General Growth Properties, Inc. (e)	49,318
3,900	Global Signal Inc. (e)	197,262
500	Gramercy Capital Corp. (e)	12,605
425	Health Care REIT, Inc. (e)	17,004
850	Hersha Hospitality Trust, Class A (e)	8,160
2,250	Host Hotels & Resorts, Inc. (e)	51,592
1,550	JER Investors Trust Inc. (e)	26,598
1,050	Kimco Realty Corporation (e)	45,013
900	Kite Realty Group Trust	15,336
2,175	KKR Financial Corp.	53,374
5,125	LaSalle Hotel Properties (e)	222,117
1,275	Medical Properties Trust, Inc. (e)	17,072
475	Mid-America Apartment Communities, Inc.	29,080
4,700	Newcastle Investment Corp. (e)	128,827
2,400	NorthStar Realty Finance Corp.	30,480
5,500	ProLogis	313,830
200	PS Business Parks, Inc.	12,060
600	Public Storage, Inc.	51,594
625	RAIT Investment Trust	18,031
1,025	Reckson Associates Realty Corp. (e)	43,870
225	Regency Centers Corporation (e)	15,471
1,000	Republic Property Trust (e)	11,020
914	Simon Property Group, Inc. (e)	82,827
200	SL Green Realty Corp.	22,340
350	Sovran Self Storage, Inc.	19,443
800	Sunset Financial Resources, Inc. (e)	6,912
300	Sunstone Hotel Investors, Inc. (e)	8,916
800	U-Store-It Trust (e)	17,168
850	Ventas, Inc.	32,759
450	Vornado Realty Trust (e)	49,050
287	Weingarten Realty Investors (e)	12,347

		2,421,575

Real Estate Management & Development — 0.3%
16,050	CB Richard Ellis Group, Inc. †	394,830

Thrifts & Mortgage Finance — 1.1%
21,350	PMI Group, Inc. (The) (e)	935,343
10,630	Washington Mutual, Inc. (e)	462,086

		1,397,429

Total Financials		20,590,223

Health Care — 9.7%
Biotechnology — 1.7%
6,875	Amgen Inc. †,(e)	491,769
75	Amylin Pharmaceuticals, Inc. †,(e)	3,305

575	Biogen Idec Inc. †	25,691
600	Celgene Corporation †,(e)	25,980
7,550	Genentech, Inc. †,(e)	624,385
250	Genzyme Corporation †,(e)	16,868
14,500	Gilead Sciences, Inc. †,(e)	996,150
1,850	Vertex Pharmaceuticals Incorporated †,(e)	62,252

		2,246,400

Health Care Equipment & Supplies — 0.5%
375	Alcon, Inc.	42,938
2,000	Baxter International, Inc.	90,920
200	Becton, Dickinson and Company	14,134
300	Biomet, Inc.	9,657
1,131	Boston Scientific Corporation †,(e)	16,727
4,400	Hologic, Inc. †,(e)	191,488
5,900	LifeCell Corporation †	190,098
1,375	Medtronic, Inc.	63,855
350	ResMed, Inc. †,(e)	14,088
400	Respironics, Inc. †	15,444
600	St. Jude Medical, Inc. †	21,174
1,050	Stryker Corporation (e)	52,069
200	Zimmer Holdings, Inc. †	13,500

		736,092

Health Care Providers & Services — 3.8%
700	Aetna, Inc.	27,685
925	AmerisourceBergen Corporation	41,810
725	Cardinal Health, Inc. (e)	47,662
11,766	Caremark Rx, Inc. (e)	666,779
200	CIGNA Corporation	23,264
5,675	Community Health Systems, Inc. †,(e)	211,961
4,350	Coventry Health Care, Inc. †	224,112
5,600	Express Scripts, Inc. †,(e)	422,744
475	HCA Inc. (e)	23,698
300	Health Management Associates, Inc., Class A	6,270
200	Health Net, Inc., Class A †	8,704
8,150	HealthExtras, Inc. †	230,727
5,000	Humana, Inc. †	330,450
3,100	Laboratory Corporation of America Holdings †	203,267
1,500	LCA-Vision, Inc. (e)	61,965
1,125	McKesson Corporation	59,310
525	Medco Health Solutions, Inc. †	31,558
8,100	Psychiatric Solutions, Inc. †,(e)	276,129
5,140	Quest Diagnostics Incorporated (e)	314,362
100	Sierra Health Services, Inc. †,(e)	3,784
7,023	UnitedHealth Group, Inc.	345,532
8,925	VCA Antech, Inc. †	321,835

6,350	WellCare Health Plans Inc. †,(e)	359,600
10,272	WellPoint, Inc. †,(e)	791,458

		5,034,666

Life Sciences Tools & Services — 0.1%
200	Fisher Scientific International, Inc. †	15,648
225	Millipore Corporation †,(e)	13,793
1,650	Nektar Therapeutics †,(e)	23,776
1,700	QIAGEN N.V. †,(e)	26,928
775	Techne Corporation †,(e)	39,416
300	Thermo Electron Corporation †,(e)	11,799

		131,360

Pharmaceuticals — 3.6%
2,875	Abbott Laboratories	139,610
275	Allergan, Inc.	30,968
11,015	AstraZeneca PLC, ADR	688,438
1,725	Bristol-Myers Squibb Company	42,987
2,100	Eli Lilly and Company	119,700
19,560	Johnson & Johnson	1,270,226
2,675	Merck & Co. Inc.	112,083
8,375	Novartis AG, ADR	489,435
41,040	Pfizer, Inc.	1,163,894
3,325	Schering-Plough Corporation	73,449
150	Sepracor, Inc. †,(e)	7,266
11,120	Wyeth	565,341

		4,703,397

Total Health Care		12,851,915

Industrials — 7.5%
Aerospace & Defense — 1.7%
14,400	Ceradyne, Inc. †,(e)	591,696
1,300	L-3 Communications Holdings, Inc.	101,829
4,050	Precision Castparts Corp. (e)	255,798
20,090	United Technologies Corporation	1,272,701

		2,222,024

Commercial Services & Supplies — 0.6%
10,340	ARAMARK Corporation, Class B (e)	339,772
6,600	Mobile Mini, Inc. †,(e)	187,506
3,000	Stericycle, Inc. †,(e)	209,370

		736,648

Construction & Engineering — 0.2%
4,050	EMCOR Group, Inc. †,(e)	222,102

Electrical Equipment — 0.3%
14,100	ABB Ltd., ADR	185,838
4,800	General Cable Corporation †	183,408

		369,246

Industrial Conglomerates — 1.2%
39,515	General Electric Company	1,394,879
5,225	McDermott International, Inc. †	218,405

		1,613,284

Machinery — 2.6%
6,750	Caterpillar, Inc.	444,150
12,450	Danaher Corporation (e)	854,941
4,300	Eaton Corporation	296,055
12,200	Gardner Denver Inc. †	403,576
3,000	Graco Inc.	117,180
5,175	Joy Global, Inc.	194,632
4,100	Manitowoc Company, Inc. (The)	183,639
4,650	Oshkosh Truck Corporation	234,686
5,205	PACCAR Inc. (e)	296,789
9,650	Terex Corporation †	436,373

		3,462,021

Marine — 0.1%
3,350	American Commercial Lines Inc. †,(e)	199,158

Road & Rail — 0.3%
3,450	Landstar System, Inc. (e)	147,315
8,950	Old Dominion Freight Line, Inc. †,(e)	268,769

		416,084

Trading Companies & Distributors — 0.5%
7,575	Beacon Roofing Supply, Inc. †,(e)	153,318
7,300	Rush Enterprises, Inc., Class A †,(e)	121,764
7,100	WESCO International, Inc. †	412,013

		687,095

Total Industrials		9,927,662

Information Technology — 8.4%
Communications Equipment — 1.2%
24,100	Cisco Systems, Inc. †	554,300
7,350	CommScope, Inc. †	241,521
4,100	Harris Corporation (e)	182,409
11,150	Motorola, Inc.	278,750
7,600	QUALCOMM Incorporated	276,260

		1,533,240

Computers & Peripherals — 0.9%
4,600	Apple Computer, Inc. †	354,338
9,650	Hewlett-Packard Company (e)	354,058
4,840	International Business Machines Corporation	396,590
7,200	Logitech International S.A., ADR †,(e)	156,672

		1,261,658

Electronic Equipment & Instruments — 0.5%
5,610	Amphenol Corporation, Class A (e)	347,427
3,300	Anixter International Inc.	186,351
6,350	Cogent, Inc. †,(e)	87,186

		620,964

Information Technology Services — 1.5%
15,250	Accenture Ltd., Class A	483,577
11,050	Cognizant Technology Solutions Corporation, Class A †	818,363
7,700	Satyam Computer Services Ltd., ADR (e)	297,913
7,350	SRA International, Inc. †,(e)	220,941
6,300	Wright Express Corporation †,(e)	151,578

		1,972,372

Internet Software & Services — 1.3%
10,200	Akamai Technologies, Inc. †,(e)	509,898
5,450	aQuantive, Inc. †,(e)	128,729
1,500	Google Inc., Class A †,(e)	602,850
10,050	j2 Global Communications, Inc. †,(e)	273,059
5,700	TOM Online, Inc., ADR †,(e)	68,514
6,650	Yahoo! Inc. †	168,112

		1,751,162

Semiconductors & Semiconductor Equipment — 2.2%
6,999	Diodes Incorporated †	302,147
5,950	FormFactor, Inc. †,(e)	250,673
4,950	Freescale Semiconductor Inc. †,(e)	188,347
13,150	Integrated Device Technology, Inc. †	211,189
24,210	Intel Corporation	498,000
10,000	MEMC Electronic Materials, Inc. †	366,300
15,500	Micron Technology, Inc. †	269,700
6,500	Microsemi Corporation †,(e)	122,525
7,200	NVIDIA Corporation †	213,048
42,431	Taiwan Semiconductor Manufacturing Company Limited, ADR (e)	407,338
5,100	Veeco Instruments Inc. †,(e)	102,765

		2,932,032

Software — 0.8%
24,140	Microsoft Corporation (e)	659,746
2,150	NAVTEQ Corporation †,(e)	56,137
19,950	Oracle Corporation †	353,913

		1,069,796

Total Information Technology		11,141,224

Materials — 2.0%
Chemicals — 1.2%
4,900	Airgas, Inc.	177,233
4,755	BASF AG, ADR (e)	380,876
4,440	PPG Industries, Inc.	297,835

6,910	Praxair, Inc.	408,796
5,960	Scotts Miracle-Gro Company (The) (e)	265,160
2,100	Syngenta AG, ADR	63,378

		1,593,278

Construction Materials — 0.3%
3,900	Eagle Materials Inc. (e)	131,352
5,700	Headwaters Incorporated †,(e)	133,095
1,700	Martin Marietta Materials, Inc.	143,854

		408,301

Metals & Mining — 0.5%
3,100	Allegheny Technologies, Inc. (e)	192,789
3,750	Carpenter Technology Corporation (e)	403,162

		595,951

Total Materials		2,597,530

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.1%
14,420	AT&T Inc. (e)	469,515
20,370	BellSouth Corporation	870,817
5,903	Windstream Corporation (e)	77,861

		1,418,193

Wireless Telecommunication Services — 1.0%
5,710	ALLTEL Corporation (e)	316,905
10,250	America Movil SA de CV, ADR, Series L	403,543
2,950	NII Holdings, Inc. †,(e)	183,372
6,850	Vimpel Communications, Inc., ADR †,(e)	415,041

		1,318,861

Total Telecommunication Services		2,737,054

Utilities — 1.9%
Electric Utilities — 1.1%
6,050	American Electric Power Company, Inc. (e)	220,038
3,270	Edison International	136,163
1,250	Entergy Corporation	97,788
5,270	Exelon Corporation	319,046
4,940	FirstEnergy Corp.	275,948
4,030	FPL Group, Inc. (e)	181,350
2,200	ITC Holdings Corp. (e)	68,640
4,860	Southern Company (The) (e)	167,476

		1,466,449

Gas Utilities — 0.3%
9,920	Equitable Resources, Inc. (e)	347,002
1,150	New Jersey Resources Corporation (e)	56,695

		403,697

Multi-Utilities — 0.5%
2,660	Dominion Resources, Inc. (e)	203,463
8,540	Duke Energy Corporation	257,908
3,370	Wisconsin Energy Corporation	145,382

		606,753

Total Utilities		2,476,899

TOTAL COMMON STOCKS
(Cost $68,866,745)		85,200,113

INVESTMENT COMPANY SECURITIES — 0.2%
Financials — 0.1%
Capital Markets — 0.1%
4,700	American Capital Strategies, Ltd. (e)	185,509

Multi-Industry — 0.1%
Multi-Industry — 0.1%
500	iShares S&P SmallCap 600 Index Fund (e)	30,645
450	Midcap SPDR Trust, Series 1 (e)	62,055

		92,700

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $263,280)		278,209

WARRANT — 0.0% #
(Cost $788)
Communication Equipment — 0.0% #
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75) †	102

Principal Amount

ASSET-BACKED SECURITIES — 2.2%
Auto Loan — 0.6%
$339,330	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	336,841
472,903	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	466,685

		803,526

Credit Card — 0.6%
850,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/20/2009	843,006

Equipment — 0.7%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	881,525

Utilities — 0.3%
114,413	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	114,480
270,366	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	272,006

		386,486

TOTAL ASSET-BACKED SECURITIES
(Cost $2,920,460)		2,914,543

CORPORATE BONDS AND NOTES — 14.4%
Financials — 6.4%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020 (e)	709,687
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010 (e)	136,035
500,000	Block Financial Corporation, 8.500% due 04/15/2007	507,211
150,000	First Union National, 7.800% due 08/18/2010 (e)	163,019
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	533,391
435,000	Goldman Sachs Group, Inc., 5.700% due 09/01/2012 (e)	442,398
700,000	HSBC Finance Corporation, 5.500% due 01/19/2016 (e)	700,174
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	428,251
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013 (e)	384,883
500,000	Keycorp, MTN, 5.711% due 07/23/2007 (f)	501,022
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	535,935
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	437,617
	SLM Corporation, MTN:
500,000	5.125% due 08/27/2012	492,831
250,000	5.665% due 07/26/2010 (f)	249,990
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	294,989
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (g),(h),(i)	589,923
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011 (e)	367,340

225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	215,293
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	786,935

		8,476,924

Industrials — 7.1%
300,000	American Standard, Inc., 7.375% due 02/01/2008 (e)	305,722
570,000	Bellsouth Corporation, 5.000% due 10/15/2006	569,905
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	631,462
440,000	Centex Corp., 5.800% due 09/15/2009	443,212
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	435,177
450,000	DaimlerChrysler Holding Corporation, 5.640% due 03/07/2007 (f)	450,093
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009 (e)	531,630
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	539,223
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016 (e)	166,926
485,000	Home Depot Inc, 5.400% due 03/01/2016 (e)	481,799
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	371,917
815,000	Merck & Co., Inc., 4.750% due 03/01/2015 (e)	777,896
150,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	162,417
886,158	Procter & Gamble – ESOP, 9.360% due 01/01/2021	1,116,736
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (e)	654,055
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010 (e)	454,015
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	523,885
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	713,668

		9,329,738

Utilities — 0.9%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	372,928
450,000	Pepco Holdings Inc., 6.450% due 08/15/2012	465,701
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	340,143

		1,178,772

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,127,908)		18,985,434

MORTGAGE-BACKED SECURITIES — 5.9%
Collateralized Mortgage Obligations (CMO) – Agency — 2.0%
	FHLMC:
84,879	Series 1737, Class H, 6.000% due 01/15/2023	84,775
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	444,357
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	752,658
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	876,857
	GNMA:
466,375	Series 2002-9, Class B, 5.881% due 03/16/2024	468,550

		2,627,197

Collateralized Mortgage Obligations (CMO) – Non Agency — 0.8%
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (f)	977,017

Commercial Mortgage-Backed Securities — 1.4%
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,056,770
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	433,881
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	342,330

		1,832,981

Mortgage Pass-Through Securities — 1.7%
	FHLMC:
2,177	Pool E62394, 7.500% due 09/01/2010	2,179
	FNMA:
299,797	Pool 386314, 3.790% due 07/01/2013	278,864

325,757	Pool 780620, 5.500% due 05/01/2034	321,841
857,356	Pool 872709, 5.500% due 06/01/2036	844,699
138,462	Pool 323406, 5.978% due 11/01/2008	139,551
629,987	Pool 380709, 6.080% due 10/01/2008	634,468
13,010	Pool 303105, 11.000% due 11/01/2020	14,401
44,942	Pool 100081, 11.500% due 08/20/2016	49,503
	GNMA:
9,101	Pool 780584, 7.000% due 06/15/2027	9,407

		2,294,913

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,817,483)		7,732,108

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	588,636

Government Sponsored Enterprises (GSE) — 5.5%
	FHLB:
490,000	5.125% due 08/14/2013	494,686
	FHLMC:
435,000	4.000% due 08/17/2007	430,633
50,000	4.875% due 11/15/2013	49,741
1,000,000	5.500% due 11/22/2010	996,053
1,100,000	5.625% due 03/15/2011	1,131,122
750,000	6.250% due 03/05/2012	752,837
100,000	6.625% due 09/15/2009	104,546
	FNMA:
1,000,000	4.125% due 04/15/2014	948,009
1,000,000	4.250% due 07/15/2007	992,593
455,000	4.300% due 02/17/2010	446,548
20,000	4.375% due 03/15/2013	19,366
665,000	5.500% due 03/15/2011	680,649
205,000	6.125% due 03/15/2012	216,599

		7,263,382

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,935,602)		7,852,018

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds — 1.0%
375,000	6.250% due 05/15/2030 (e)	450,674
670,000	7.500% due 11/15/2016 (e)	820,750

		1,271,424

U.S. Treasury Notes — 3.7%
140,000	2.625% due 03/15/2009 (e)	133,558
125,000	3.000% due 02/15/2009 (e)	120,439
350,000	3.125% due 10/15/2008 (e)	339,500
425,000	3.250% due 08/15/2008 (e)	414,043
1,511,268	3.625% due 01/15/2008 TIPS	1,523,370
200,000	3.625% due 06/30/2007 (e)	197,969
25,000	3.875% due 02/15/2013 (e)	24,013
45,000	4.000% due 11/15/2012 (e)	43,587
320,000	4.000% due 04/15/2010 (e)	313,837
550,000	4.250% due 08/15/2013 (e)	538,398
450,000	4.250% due 08/15/2015 (e)	437,748
425,000	4.250% due 11/15/2013 (e)	415,720
40,000	4.375% due 08/15/2012 (e)	39,583
375,000	4.875% due 02/15/2012 (e)	380,229

		4,921,994

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,255,368)		6,193,418

REPURCHASE AGREEMENT(c) — 1.8%
(Cost $2,383,000)
2,383,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $2,383,963 on 10/02/2006, collateralized by $2,420,000 FFCB, 4.875% maturing 12/16/2015 (value $2,435,125)	2,383,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 21.6%
(Cost $28,576,495)
28,576,495	State Street Navigator Securities Trust — Prime Portfolio (j)	28,576,495

TOTAL INVESTMENTS
(Cost $144,147,129)(k)	121.3%	$160,115,440

†	Non-income producing security.

#	Amount represents less than 0.1% of the net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(j)	At September 30, 2006, the market value of the securities on loan is $27,827,840.

(k)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,803,233, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,834,922 and net appreciation for financial reporting purposes was $15,968,311. At September 30, 2006, aggregate cost for financial reporting purposes was $144,147,129.
ABBREVIATIONS:
ADR   — American Depositary Receipt
FFCB  — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN  — Medium Term Note
SPDR — Standard & Poor’s Depositary Receipt
TIPS  — Treasury Inflation-Protected Security
YNK  — Yankee Security

At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	58.9%		$77,748,664
Canada	1.0		1,374,428
United Kingdom	0.9		1,225,741
Bermuda	0.8		1,041,823
Switzerland	0.7		938,261
France	0.3		440,479
Russian Federation	0.3		415,041
Taiwan	0.3		407,338
India	0.3		404,750
Mexico	0.3		403,543
Germany	0.3		380,876
Luxembourg	0.3		323,727
China	0.1		68,514
Netherlands	0.0	#	26,928

TOTAL COMMON STOCKS	64.5		85,200,113
INVESTMENT COMPANY SECURITIES	0.2		278,209
WARRANT	0.0	#	102
ASSET-BACKED SECURITIES	2.2		2,914,543
CORPORATE BONDS AND NOTES:
United States	13.1		17,217,155
Australia	0.5		631,462
United Kingdom	0.4		539,223
Supranational	0.3		435,177
Cayman Islands	0.1		162,417

TOTAL CORPORATE BONDS AND NOTES	14.4		18,985,434
MORTGAGE-BACKED SECURITIES	5.9		7,732,108
U.S. GOVERNMENT AGENCY OBLIGATIONS	6.0		7,852,018
U.S. TREASURY OBLIGATIONS	4.7		6,193,418
REPURCHASE AGREEMENT	1.8		2,383,000
COLLATERAL FOR SECURITIES ON LOAN	21.6		28,576,495

TOTAL INVESTMENTS	121.3%		$160,115,440

#	Amount represents less than 0.1% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 3.8%
Auto Loan — 0.5%
$42,289	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1, 2.310% due 03/15/2009	$42,109
378,323	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	373,348

		415,457

Credit Card — 1.3%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.880% due 03/15/2011 (e),(g)	1,033,460
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	131,159

		1,164,619

Equipment Lease — 0.2%
141,895	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	140,411

Home Equity Loans — 1.0%
139,155	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	138,426
319,626	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	318,476
388,048	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.620% due 03/25/2033 (g)	388,524

		845,426

Time Share Receivables — 0.5%
495,660	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (h),(i),(j)	483,259

Other — 0.3%
259,092	Zermatt CBO Limited Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010 (g),(h),(i),(k),(l)	259,092

TOTAL ASSET-BACKED SECURITIES
(Cost $3,297,175)		3,308,264

1

CORPORATE BONDS AND NOTES — 29.0%
Financials — 9.8%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	1,013,839
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	480,790
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	513,177
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,108,650
830,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	881,545
1,036,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	1,007,491
700,000	Simon Property Group LP, 5.750% due 05/01/2012	710,051
	SLM Corporation, MTN:
500,000	5.125% due 08/27/2012	492,831
962,000	5.625% due 08/01/2033 (e)	913,461
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	784,623
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	503,018

		8,409,476

Industrials — 15.8%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,019,074
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	627,734
750,000	Centex Corp., 5.800% due 09/15/2009	755,476
1,000,000	Cintas Corporation, 6.150% due 08/15/2036	1,023,471
1,000,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,278,120
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	435,177
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	898,938
650,000	Devon Financing Corp., ULC, 7.875% due 09/30/2031	792,180
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	442,687
800,000	Fortune Brands, Inc., 5.375% due 01/15/2016 (e)	763,091
750,000	General Motors Acceptance Corp., 6.125% due 02/01/2007 (e)	748,981
1,000,000	Home Depot Inc., 5.400% due 03/01/2016	993,401

2

500,000	Hutchison Whampoa International Ltd., 144A, YNK, 7.450% due 11/24/2033 (h),(i),(j)	566,708
600,000	Lubrizol Corporation, 5.500% due 10/01/2014	585,250
660,000	Merck & Co., Inc., 4.750% due 03/01/2015	629,952
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	490,704
700,000	Telecom Italia Capital SA, YNK, 7.200% due 07/18/2036	719,457
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	509,763
380,000	Verizon New England, Inc., 6.500% due 09/15/2011	389,823

		13,669,987

Utilities — 3.4%
700,000	AEP Texas Central Company, Series E, 6.650% due 02/15/2033	740,956
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	726,297
700,000	Pacific Gas & Electric Company, 6.050% due 03/01/2034	704,068
730,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	755,470

		2,926,791

TOTAL CORPORATE BONDS AND NOTES
(Cost $24,997,028)		25,006,254

MORTGAGE-BACKED SECURITIES — 37.4%
Collateralized Mortgage Obligations (CMO) – Agency — 22.9%
	FHLMC:
607,611	Series 1531, Class M, 6.000% due 06/15/2008	607,655
840,300	Series 1603, Class J, 6.500% due 07/15/2023	848,282
179,502	Series 1610, Class PM, 6.250% due 04/15/2022	179,338
45,748	Series 1866, Class E, 7.000% due 01/15/2026	45,664
66,310	Series 2132, Class PD, 6.000% due 11/15/2027	66,446
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,339,663
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	940,823
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,392,074
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	594,045

3

1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028 (f)	1,288,611
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028	1,479,904
	FNMA:
342,489	Series 1990-5, Class J, 8.200% due 01/25/2020	364,137
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,612,665
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,687,054
1,312,256	Series 1996-28, Class PJ, 6.500% due 12/25/2024	1,313,077
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	992,650

		19,752,088

Commercial Mortgage-Backed Securities — 0.6%
500,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	520,699

Mortgage Pass-Through Securities — 13.9%
	FHLMC:
775,162	Pool #1B2506, Gold, 5.154% due 01/01/2036 (g)	771,046
111,361	Pool #A01048, Gold, 8.500% due 02/01/2020	118,318
1,012,994	Pool #C01501, Gold, 5.500% due 03/01/2033	1,001,869
172,762	Pool #C30261, 7.500% due 08/01/2029	179,559
112,154	Pool #E00160, Gold, 7.000% due 11/01/2007	112,648
19,521	Pool #E62394, 7.500% due 09/01/2010	19,540
92,731	Pool #G00479, Gold, 9.000% due 04/01/2025	100,262
	FNMA:
10,296	Pool #040305, 11.500% due 02/01/2014	11,133
15,672	Pool #081585, 11.500% due 07/01/2012	16,706
395,741	Pool #100081, 11.500% due 08/20/2016	435,907
187,677	Pool #303105, 11.000% due 11/01/2020	207,747
1,844,905	Pool #386314, 3.790% due 07/01/2013	1,716,087
745,130	Pool #725495, 4.841% due 02/01/2034 (g)	736,001

4

2,591,376	Pool #735060, 6.000% due 11/01/2034	2,607,303
689,034	Pool #767413, 5.500% due 01/01/2034	680,143
1,918,560	Pool #776836, 6.500% due 08/01/2034	1,955,782
618,975	Pool #788520, 5.500% due 07/01/2034	610,989
496,110	Pool #788908, 6.000% due 08/01/2034	499,159
	GNMA:
157,269	Pool #627907, 5.000% due 02/15/2034	152,924
83,564	Pool #780584, 7.000% due 06/15/2027	86,369

		12,019,492

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $32,227,816)		32,292,279

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Government Sponsored Enterprises (GSE) — 7.2%
	FHLB:
1,000,000	5.050% due 10/25/2010	988,482
1,500,000	5.125% due 08/14/2013	1,514,346
	FHLMC:
500,000	6.250% due 03/05/2012	501,891
3,000,000	6.875% due 09/15/2010	3,210,228

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,213,536)		6,214,947

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bonds — 5.0%
	U.S. Treasury Bonds:
250,000	6.250% due 05/15/2030 (e)	300,449
1,140,000	6.500% due 11/15/2026 (e)	1,381,271
2,000,000	8.125% due 08/15/2019 (e)	2,637,500

		4,319,220

U.S. Treasury Notes — 4.2%
	U.S. Treasury Notes:
100,000	4.000% due 11/15/2012 (e)	96,859
450,000	4.250% due 11/15/2014 (e)	438,855
80,000	4.375% due 08/15/2012 (e)	79,166
600,000	4.500% due 02/15/2016 (e)	593,977
2,000,000	7.250% due 05/15/2016 (e)	2,397,032

		3,605,889

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,319,611)		7,925,109

5

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Government — 2.5%
700,000	ELM BV, 144A, YNK 21.390% due 06/20/2013 (g),(h),(i),(k),(l)	672,000
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	975,192
443,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013	465,815

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,134,708)		2,113,007

REPURCHASE AGREEMENT(c) — 8.1%
(Cost $7,012,000)
7,012,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $7,014,834 on 10/02/2006, collateralized by $7,110,000 FFCB 4.875% maturing 12/16/2015 (value $7,154,438)	7,012,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 11.8%
(Cost $10,218,066)
10,218,066	State Street Navigator Securities Trust — Prime Portfolio (m)	10,218,066

TOTAL INVESTMENTS
(Cost $93,419,940)(n)	109.0%	$94,089,926

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

6

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(h)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $931,092, 1.1% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010	10/24/2005	$259,351
ELM BV, 144A, YNK 21.390% due 06/20/2013	06/13/2006	700,000

(l)	Fair valued security as of September 30, 2006, (see note (b) above). At September 30, 2006, these securities represent $931,092, 1.1% of net assets.

(m)	At September 30, 2006, the market value of the securities on loan is $10,010,537.

(n)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,558,340, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $888,354 and net appreciation for financial reporting purposes was $669,986. At September 30, 2006, aggregate cost for financial reporting purposes was $93,419,940.
ABBREVIATIONS:
FFCB  — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

7

Munder Cash Investment Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

CERTIFICATES OF DEPOSIT — 8.2%
Domestic Securities — 3.2%
$15,000,000	Washington Mutual, Inc., 5.360% due 10/06/2006	$15,000,000
10,000,000	Wells Fargo Bank NA, 5.270% due 03/22/2007 (e)	10,000,000

		25,000,000

Yankee Securities — 5.0%
15,000,000	Bank of Tokyo-Mitsubishi Limited, 5.340% due 11/29/2006	15,000,000
15,000,000	Barclays Bank PLC, 5.300% due 12/27/2006	15,000,000
10,000,000	Rabobank Nederland, 5.010% due 02/14/2007	10,000,000

		40,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $65,000,000)		65,000,000

COMMERCIAL PAPER — 57.3%
Domestic Securities — 51.6%
15,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (d)	14,775,117
10,000,000	Barton Capital LLC, 5.250% due 11/10/2006 (d)	9,941,667
15,000,000	CHARTA LLC, 5.270% due 10/16/2006 (d)	14,967,062
15,000,000	CRC Funding LLC, 5.250% due 11/17/2006 (d)	14,897,188
15,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (d)	14,646,975
15,000,000	DaimlerChrysler NA Holding Corporation, 5.260% due 12/11/2006 (d)	14,844,392
15,000,000	Dexia Delaware LLC, 5.365% due 10/11/2006 (d)	14,977,646
15,000,000	Falcon Asset Securitization Corp LLC, 5.250% due 10/06/2006 (d)	14,989,062
	Fcar Owner Trust, Series II:
15,000,000	5.290% due 11/03/2006 (d)	14,927,263
15,000,000	5.270% due 12/13/2006 (d)	14,839,704

1

10,000,000	Galaxy Funding, Inc., 5.270% due 11/15/2006 (d)	9,934,125
10,000,000	Golden Funding Corporation, 5.270% due 11/27/2006 (d)	9,916,558
15,000,000	Gotham Funding Corporation, 5.270% due 10/16/2006 (d)	14,967,062
15,000,000	Greenwich Capital Holdings, 5.290% due 12/15/2006 (e)	15,000,000
10,000,000	International Lease Finance Corporation, 5.220% due 12/22/2006 (d)	9,881,100
15,000,000	Jupiter Securitization Corp LLC, 5.260% due 10/30/2006 (d)	14,936,442
15,000,000	Lexington Parker Capital Corporation, 5.250% due 01/22/2007 (d)	14,752,813
15,000,000	Liberty Street Funding Corporation, 5.270% due 10/31/2006 (d)	14,934,125
10,000,000	Mont Blanc Capital Corporation, 5.370% due 10/16/2006 (d)	9,977,625
20,000,000	New Center Asset Trust, 5.350% due 10/02/2006 (d)	19,997,028
15,000,000	Park Avenue Receivables Corporation, 5.250% due 10/03/2006 (d)	14,995,625
15,000,000	Preferred Receivables Funding Corporation, 5.260% due 10/17/2006 (d)	14,964,933
10,000,000	Ranger Funding Company LLC, 5.260% due 10/24/2006 (d)	9,966,394
15,000,000	Scaldis Capital LLC, 5.250% due 12/04/2006 (d)	14,860,000
15,000,000	Sigma Finance, Inc., 5.270% due 10/17/2006 (d)	14,964,867
15,000,000	Solitaire Funding LLC, 5.260% due 10/23/2006 (d)	14,951,783
15,000,000	Thames Asset Global Securities, 5.260% due 10/20/2006 (d)	14,958,358
15,000,000	Thunder Bay Funding, Inc., 5.270% due 12/14/2006 (d)	14,837,508
15,000,000	Victory Receivables Corporation, 5.260% due 10/06/2006 (d)	14,989,042

		407,591,464

2

Yankee Securities — 5.7%
15,000,000	Bank of Ireland, 5.270% due 04/17/2007 (e)	15,000,000
10,000,000	Fortis Funding LLC, 5.350% due 10/05/2006 (d)	9,994,055
10,000,000	Macquarie Bank Limited, 5.310% due 07/12/2007 (e)	10,000,000
10,000,000	UBS Finance (DE) LLC, 5.340% due 10/02/2006 (d)	9,998,517

		44,992,572

TOTAL COMMERCIAL PAPER
(Cost $452,584,036)		452,584,036

CORPORATE BONDS AND NOTES — 10.8%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.290% due 02/21/2007 (e),(f),(g),(h)	10,000,000
15,000,000	Bank of America, NA, 5.460% due 10/10/2006 (d)	15,000,000
10,000,000	Beta Finance, Inc., MTN, 144A, 5.280% due 05/09/2007 (e),(f),(g),(h)	10,000,000
15,000,000	CC USA, Inc., MTN, 144A, 5.280% due 07/30/2007 (e),(f),(g),(h)	14,998,765
10,000,000	K2 USA LLC, MTN, 144A, 5.285% due 06/25/2007 (e),(f),(g),(h)	9,999,644
10,000,000	Merrill Lynch & Co., Inc., MTN, 5.296% due 07/27/2007 (e)	10,000,000
15,000,000	World Savings Bank FSB, 5.430% due 10/16/2006 (d)	15,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $84,998,409)		84,998,409

FUNDING AGREEMENT — 3.2%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.420% due 09/27/2007 (e),(i),(j)	25,000,000

3

REPURCHASE AGREEMENTS(c) — 18.7%
62,796,441	Agreement with Lehman Brothers Holdings, Inc., 4.900% dated 09/29/2006, to be repurchased at $62,822,083 on 10/02/2006, collateralized by $62,960,000 U.S. Treasury Note, 6.125% maturing 08/15/2007 (value $64,053,599)	62,796,441
85,000,000	Agreement with Merrill Lynch & Company, Inc., 5.350% dated 09/29/2006, to be repurchased at $85,037,896 on 10/02/2006, collateralized by $193,307,643 GNMA, 5.000%-6.000% having maturities from 12/20/2023-11/15/2034 (value $87,551,360)	85,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $147,796,441)		147,796,441

TOTAL INVESTMENTS
(Cost $775,378,886)(k)	98.2%	$775,378,886

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(f)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

4

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At September 30, 2006, this security represents $25,000,000, 3.2% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.420% due 09/27/2007	09/27/2006	$25,000,000

(k)	At September 30, 2006, aggregate cost for financial reporting purposes was $775,378,886.
ABBREVIATIONS:
GNMA — Government National Mortgage Association
MTN  — Medium Term Note

5

Munder Energy Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 100.1%
Energy — 80.4%
Coal & Consumable Fuels — 0.3%
29,600	Evergreen Energy Inc. †	$316,720

Integrated Oil & Gas — 36.8%
27,000	BP PLC, ADR	1,770,660
35,225	Chevron Corporation	2,284,693
45,294	ConocoPhillips	2,696,352
44,800	ENI SPA, ADR	2,666,048
42,300	Exxon Mobil Corporation	2,838,330
47,200	Hess Corporation	1,955,024
55,400	Marathon Oil Corporation	4,260,260
31,200	Murphy Oil Corporation	1,483,560
88,800	Occidental Petroleum Corporation	4,272,168
85,900	Repsol YPF, SA, ADR	2,562,397
37,100	Royal Dutch Shell PLC, Class A, ADR	2,452,310
123,400	Statoil ASA, ADR	2,939,388
40,500	Total SA, ADR	2,670,570

		34,851,760

Oil & Gas Drilling — 10.1%
30,600	Diamond Offshore Drilling, Inc.	2,214,522
46,100	GlobalSantaFe Corporation	2,304,539
36,050	Noble Corporation	2,313,689
37,100	Transocean, Inc. †	2,716,833

		9,549,583

Oil & Gas Equipment & Services — 11.5%
22,350	Baker Hughes, Incorporated	1,524,270
71,500	Halliburton Company	2,034,175
17,000	National Oilwell Varco, Inc. †	995,350
28,500	Oil States International, Inc. †	783,750
45,200	Schlumberger Limited	2,803,756
50,800	Smith International, Inc.	1,971,040
19,400	Weatherford International Ltd. †	809,368

		10,921,709

Oil & Gas Exploration & Production — 16.5%
36,200	Anadarko Petroleum Corporation	1,586,646
20,736	Apache Corporation	1,310,515
12,100	Denbury Resources Inc. †	349,690
36,400	Devon Energy Corporation	2,298,660
40,000	EOG Resources, Inc.	2,602,000

1

75,200	Noble Energy, Inc.	3,428,368
10,700	Swift Energy Company †	447,474
13,700	Ultra Petroleum Corp. †	659,107
69,900	XTO Energy Inc.	2,944,887

		15,627,347

Oil & Gas Refining & Marketing — 5.2%
33,300	Sunoco, Inc.	2,070,927
56,000	Valero Energy Corporation	2,882,320

		4,953,247

Total Energy		76,220,366

Industrials — 12.9%
Construction & Engineering — 2.8%
156,400	Quanta Services, Inc. †	2,636,904

Electrical Components & Equipment — 7.4%
64,100	American Power Conversion Corporation	1,407,636
43,000	American Superconductor Corporation †	398,180
54,900	C&D Technologies, Inc.	389,790
27,300	Energy Conversion Devices, Inc. †	1,011,192
24,000	Evergreen Solar, Inc. †	199,200
128,900	FuelCell Energy, Inc. †	980,929
25,700	General Cable Corporation †	981,997
181,200	Power-One, Inc. †	1,311,888
28,000	Vicor Corporation	323,120

		7,003,932

Heavy Electrical Equipment — 2.7%
133,500	Active Power, Inc. †	333,750
70,400	Distributed Energy Systems Corp. †	227,392
162,300	Plug Power, Inc. †	660,561
51,300	Vestas Wind Systems AS †	1,369,780

		2,591,483

Total Industrials		12,232,319

Information Technology — 6.8%
Electronic Equipment Manufacturers — 1.8%
30,400	Itron, Inc. †	1,696,320

Electronic Manufacturing Services — 0.8%
38,700	Maxwell Technologies, Inc. †	787,158

2

Semiconductors — 4.2%
130,000	Infineon Technologies AG, ADR †	1,537,900
57,900	International Rectifier Corporation †	2,017,236
50,100	IXYS Corporation †	420,339

		3,975,475

Total Information Technology		6,458,953

TOTAL COMMON STOCKS
(Cost $57,960,520)		94,911,638

WARRANTS — 0.0%
Industrials — 0.0%
Electrical Components & Equipment — 0.0%
20,000	Electric City Corp., expires 12/10/07, (exercise price: $13.50) †,(d)	0
5,000	Electric City Corp., expires 4/17/08, (exercise price: $13.50) †,(d)	0

TOTAL WARRANTS
(Cost $126,156)		0

TOTAL INVESTMENTS
(Cost $58,086,676)(e)	100.1%	$94,911,638

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of September 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the integrated oil & gas industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are

3

translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2006 (see note (c) above).

(e)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $38,799,886, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,974,924 and net appreciation for financial reporting purposes was $36,824,962. At September 30, 2006, aggregate cost for financial reporting purposes was $58,086,676.
ABBREVIATION:
ADR — American Depositary Receipt
At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.1%	$76,942,585
Norway	3.1	2,939,388
France	2.8	2,670,570
Italy	2.8	2,666,048
Spain	2.7	2,562,397
Netherlands	2.6	2,452,310
United Kingdom	1.9	1,770,660
Germany	1.6	1,537,900
Denmark	1.5	1,369,780

TOTAL COMMON STOCKS	100.1	94,911,638
WARRANTS	0.0	—

TOTAL INVESTMENTS	100.1%	$94,911,638

4

Munder Index 500 Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.9%
Consumer Discretionary — 9.8%
Auto Components — 0.1%
12,079	Goodyear Tire & Rubber Company †	$175,146
13,322	Johnson Controls, Inc.	955,720

		1,130,866

Automobiles — 0.4%
128,142	Ford Motor Company †	1,036,669
38,531	General Motors Corporation	1,281,541
17,863	Harley-Davidson, Inc.	1,120,903

		3,439,113

Distributors — 0.1%
11,670	Genuine Parts Company	503,327

Diversified Consumer Services — 0.1%
9,533	Apollo Group, Inc., Apollo Educational Group, Class A †	469,405
21,914	H&R Block, Inc.	476,410

		945,815

Hotels, Restaurants & Leisure — 1.5%
30,314	Carnival Corporation	1,425,667
9,953	Darden Restaurants, Inc.	422,704
12,658	Harrah’s Entertainment, Inc.	840,871
26,281	Hilton Hotels Corporation	731,926
23,121	International Game Technology	959,522
23,407	Marriott International, Inc., Class A	904,446
83,542	McDonald’s Corporation	3,268,163
51,506	Starbucks Corporation †	1,753,779
14,838	Starwood Hotels & Resorts Worldwide, Inc.	848,585
8,016	Wendy’s International, Inc.	537,072
13,649	Wyndham Worldwide Corporation †	381,763
18,442	YUM! Brands, Inc.	959,906

		13,034,404

Household Durables — 0.6%
5,044	Black & Decker Corporation	400,242
8,074	Centex Corporation	424,854
18,557	D.R. Horton, Inc.	444,440
10,275	Fortune Brands, Inc.	771,755
4,439	Harman International Industries, Incorporated	370,390
5,350	KB Home	234,330
12,307	Leggett & Platt, Incorporated	308,044
9,428	Lennar Corporation, Class A	426,617

1

18,863	Newell Rubbermaid, Inc.	534,200
14,420	Pulte Homes, Inc.	459,421
3,954	Snap-On, Inc.	176,151
5,512	Stanley Works (The)	274,773
5,328	Whirlpool Corporation	448,138

		5,273,355

Internet & Catalog Retail — 0.1%
21,405	Amazon.com, Inc. †	687,529

Leisure Equipment & Products — 0.2%
6,317	Brunswick Corporation	197,027
19,568	Eastman Kodak Company	438,323
11,143	Hasbro, Inc.	253,503
25,751	Mattel, Inc.	507,295

		1,396,148

Media — 3.3%
53,180	CBS Corporation, Class B	1,498,081
33,809	Clear Channel Communications, Inc.	975,390
142,570	Comcast Corporation, Class A †	5,253,704
4,426	Dow Jones & Company, Inc.	148,448
5,677	E.W. Scripps Company (The)	272,099
16,102	Gannett Co., Inc.	915,077
30,029	Interpublic Group of Companies, Inc. †	297,287
23,972	McGraw-Hill Companies, Inc.	1,391,095
2,652	Meredith Corporation	130,823
9,843	New York Times Company (The), Class A	226,192
159,185	News Corporation	3,127,985
11,703	Omnicom Group, Inc.	1,095,401
277,059	Time Warner Inc.	5,050,785
12,987	Tribune Company	424,935
17,092	Univision Communications, Inc., Class A †	586,939
48,331	Viacom Inc., Class B †	1,796,947
142,389	Walt Disney Company (The)	4,401,244

		27,592,432

Multiline Retail — 1.2%
7,416	Big Lots, Inc. †	146,911
4,118	Dillard’s, Inc., Class A	134,782
21,252	Dollar General Corporation	289,665
10,329	Family Dollar Stores, Inc.	302,020
37,028	Federated Department Stores, Inc.	1,599,980
15,274	J.C. Penney Company, Inc.	1,044,589
22,303	Kohl’s Corporation †	1,447,911
15,559	Nordstrom, Inc.	658,145
5,666	Sears Holdings Corporation †	895,738
58,497	Target Corporation	3,231,959

		9,751,700

2

Specialty Retail — 1.9%
10,447	AutoNation, Inc. †	218,342
3,593	AutoZone, Inc. †	371,157
19,226	Bed Bath & Beyond, Inc. †	735,587
27,697	Best Buy Co., Inc.	1,483,451
9,605	Circuit City Stores, Inc.	241,182
36,686	Gap, Inc. (The)	695,200
140,611	Home Depot, Inc. (The)	5,099,961
23,139	Limited Brands, Inc.	612,952
104,089	Lowe’s Companies, Inc.	2,920,737
19,298	Office Depot, Inc. †	766,131
5,054	OfficeMax Incorporated	205,900
9,245	RadioShack Corporation	178,429
7,676	Sherwin-Williams Company (The)	428,167
49,492	Staples, Inc.	1,204,140
9,411	Tiffany & Co.	312,445
30,621	TJX Companies, Inc.	858,307

		16,332,088

Textiles, Apparel & Luxury Goods — 0.3%
24,924	Coach, Inc. †	857,386
7,686	Jones Apparel Group, Inc.	249,334
7,028	Liz Claiborne, Inc.	277,676
13,049	NIKE, Inc., Class B	1,143,353
6,045	V.F. Corporation	440,983

		2,968,732

Total Consumer Discretionary		83,055,509

Consumer Staples — 9.3%
Beverages — 2.1%
52,368	Anheuser-Busch Companies, Inc.	2,488,004
5,349	Brown-Forman Corporation, Class B	410,001
138,832	Coca-Cola Company (The)	6,203,014
18,775	Coca-Cola Enterprises, Inc.	391,083
14,366	Constellation Brands, Inc., Class A †	413,453
3,109	Molson Coors Brewing Company	214,210
9,253	Pepsi Bottling Group, Inc. (The)	328,482
112,315	PepsiCo, Inc.	7,329,677

		17,777,924

Food & Staples Retailing — 2.3%
31,880	Costco Wholesale Corporation	1,583,798
55,958	CVS Corporation	1,797,371
49,220	Kroger Co. (The)	1,138,951
30,288	Safeway, Inc.	919,241
14,417	SUPERVALU, Inc.	427,464
42,136	SYSCO Corporation	1,409,449

3

167,567	Wal-Mart Stores, Inc. (e)	8,264,405
68,669	Walgreen Co.	3,048,217
9,617	Whole Foods Market, Inc.	571,538

		19,160,434

Food Products — 1.1%
44,670	Archer-Daniels-Midland Company	1,692,100
15,710	Campbell Soup Company	573,415
34,800	ConAgra Foods, Inc.	851,904
9,093	Dean Foods Company †	382,088
24,035	General Mills, Inc.	1,360,381
22,581	H.J. Heinz Company	946,821
11,964	Hershey Foods Corporation	639,476
17,025	Kellogg Company	843,078
8,981	McCormick & Company, Incorporated	341,098
51,783	Sara Lee Corporation	832,153
17,164	Tyson Foods, Inc., Class A	272,564
14,936	Wm. Wrigley Jr. Company	687,952

		9,423,030

Household Products — 2.2%
10,297	Clorox Company	648,711
35,180	Colgate-Palmolive Company	2,184,678
31,214	Kimberly-Clark Corporation	2,040,147
216,300	Procter & Gamble Company (The)	13,406,274

		18,279,810

Personal Products — 0.2%
5,316	Alberto-Culver Company	268,936
30,497	Avon Products, Inc.	935,038
8,800	Estee Lauder Companies Inc. (The), Class A	354,904

		1,558,878

Tobacco — 1.4%
142,615	Altria Group, Inc.	10,917,178
11,677	Reynolds American, Inc.	723,624
10,956	UST, Inc.	600,717

		12,241,519

Total Consumer Staples		78,441,595

Energy — 9.1%
Energy Equipment & Services — 1.7%
22,409	Baker Hughes, Incorporated	1,528,294
20,379	BJ Services Company	614,019
70,246	Halliburton Company	1,998,499
21,529	Nabors Industries Ltd. †	640,488
11,947	National Oilwell Varco, Inc. †	699,497
9,343	Noble Corporation	599,634
7,520	Rowan Companies, Inc.	237,857
80,661	Schlumberger Limited	5,003,402

4

13,600	Smith International, Inc.	527,680
21,463	Transocean, Inc. †	1,571,735
23,571	Weatherford International Ltd. †	983,382

		14,404,487

Oil, Gas & Consumable Fuels — 7.4%
31,300	Anadarko Petroleum Corporation	1,371,879
22,429	Apache Corporation	1,417,513
25,777	Chesapeake Energy Corporation	747,017
149,736	Chevron Corporation	9,711,877
112,255	ConocoPhillips	6,682,540
12,490	CONSOL Energy Inc.	396,308
30,046	Devon Energy Corporation	1,897,405
47,411	El Paso Corporation	646,686
16,527	EOG Resources, Inc.	1,075,081
404,996	Exxon Mobil Corporation (e)	27,175,232
16,435	Hess Corporation	680,738
7,298	Kinder Morgan, Inc.	765,195
24,399	Marathon Oil Corporation	1,876,283
12,728	Murphy Oil Corporation	605,216
58,691	Occidental Petroleum Corporation	2,823,624
8,884	Sunoco, Inc.	552,496
41,750	Valero Energy Corporation	2,148,873
40,588	Williams Companies, Inc.	968,836
24,915	XTO Energy Inc.	1,049,669

		62,592,468

Total Energy		76,996,955

Financials — 21.5%
Capital Markets — 3.6%
16,605	Ameriprise Financial, Inc.	778,774
51,987	Bank of New York Company, Inc. (The)	1,833,062
8,200	Bear Stearns Companies, Inc. (The)	1,148,820
70,449	Charles Schwab Corporation (The)	1,261,037
29,102	E*TRADE Financial Corporation †	696,120
6,171	Federated Investors, Inc., Class B	208,642
11,356	Franklin Resources, Inc.	1,200,897
29,409	Goldman Sachs Group, Inc. (The)	4,975,121
14,079	Janus Capital Group, Inc.	277,638
8,934	Legg Mason, Inc.	901,083
36,597	Lehman Brothers Holdings, Inc.	2,703,054
28,029	Mellon Financial Corporation	1,095,934
60,390	Merrill Lynch & Co., Inc.	4,723,706
73,026	Morgan Stanley	5,324,326
12,766	Northern Trust Corporation	745,917
22,558	State Street Corporation	1,407,619
17,826	T. Rowe Price Group, Inc.	852,974

		30,134,724

5

Commercial Banks — 4.1%
23,328	AmSouth Bancorporation	677,445
36,585	BB&T Corporation	1,601,691
11,050	Comerica Incorporated (f)	628,966
12,705	Commerce Bancorp, Inc.	466,401
8,814	Compass Bancshares, Inc.	502,222
38,006	Fifth Third Bancorp	1,447,269
8,443	First Horizon National Corporation	320,918
16,181	Huntington Bancshares Incorporated	387,211
27,474	KeyCorp	1,028,627
5,293	M&T Bank Corporation	634,948
17,323	Marshall & Ilsley Corporation	834,622
41,205	National City Corporation	1,508,103
31,734	North Fork Bancorporation, Inc.	908,862
20,059	PNC Financial Services Group	1,453,074
30,972	Regions Financial Corporation	1,139,460
24,852	SunTrust Banks, Inc.	1,920,563
22,074	Synovus Financial Corp.	648,313
121,069	U.S. Bancorp	4,021,912
110,944	Wachovia Corporation	6,190,675
229,389	Wells Fargo & Company	8,299,294
7,267	Zions Bancorporation	579,979

		35,200,555

Consumer Finance — 0.9%
82,761	American Express Company	4,641,237
20,854	Capital One Financial Corporation	1,640,376
27,933	SLM Corporation	1,451,957

		7,733,570

Diversified Financial Services — 5.6%
308,322	Bank of America Corporation (e)	16,516,810
2,423	Chicago Mercantile Exchange Holdings Inc.	1,158,800
13,545	CIT Group Inc.	658,693
336,803	Citigroup, Inc. (e)	16,729,005
236,488	JPMorgan Chase & Co.	11,105,476
16,131	Moody’s Corporation	1,054,645

		47,223,429

Insurance — 4.7%
22,153	ACE Limited	1,212,434
33,809	AFLAC Incorporated	1,547,100
42,884	Allstate Corporation (The)	2,690,113
7,215	Ambac Financial Group, Inc.	597,041
177,039	American International Group, Inc. (e)	11,730,604
21,423	Aon Corporation	725,597
27,986	Chubb Corporation	1,454,153
11,800	Cincinnati Financial Corporation	567,108
30,996	Genworth Financial, Inc., Class A	1,085,170
20,726	Hartford Financial Services Group, Inc.	1,797,981

6

19,560	Lincoln National Corporation	1,214,285
31,139	Loews Corporation	1,180,168
37,495	Marsh & McLennan Companies, Inc.	1,055,484
9,180	MBIA, Inc.	564,019
51,733	MetLife, Inc.	2,932,227
18,345	Principal Financial Group, Inc.	995,767
52,607	Progressive Corporation (The)	1,290,976
33,040	Prudential Financial, Inc.	2,519,300
7,926	SAFECO Corporation	467,079
47,069	St. Paul Travelers Companies, Inc.	2,207,065
6,740	Torchmark Corporation	425,361
23,333	UnumProvident Corporation	452,427
12,282	XL Capital Ltd., Class A	843,773

		39,555,232

Real Estate Investment Trusts (REITs) — 1.0%
6,633	Apartment Investment and Management Company, Class A	360,901
14,595	Archstone-Smith Trust	794,552
7,786	Boston Properties, Inc.	804,605
23,851	Equity Office Properties Trust	948,316
19,821	Equity Residential	1,002,546
14,754	Kimco Realty Corporation	632,504
12,208	Plum Creek Timber Company, Inc.	415,560
16,698	ProLogis	952,788
8,260	Public Storage, Inc.	710,277
15,067	Simon Property Group, Inc.	1,365,372
8,303	Vornado Realty Trust	905,027

		8,892,448

Real Estate Management & Development — 0.0% #
14,543	Realogy Corporation †	329,835

Thrifts & Mortgage Finance — 1.6%
41,693	Countrywide Financial Corporation	1,460,923
47,073	Federal Home Loan Mortgage Corporation	3,122,352
65,937	Federal National Mortgage Association	3,686,538
18,107	Golden West Financial Corporation	1,398,766
5,753	MGIC Investment Corporation	345,007
24,431	Sovereign Bancorp, Inc.	525,511
65,637	Washington Mutual, Inc.	2,853,240

		13,392,337

Total Financials		182,462,130

7

Health Care — 12.3%
Biotechnology — 1.3%
79,744	Amgen Inc. †	5,704,088
23,407	Biogen Idec Inc. †	1,045,825
17,806	Genzyme Corporation †	1,201,371
31,122	Gilead Sciences, Inc. †	2,138,082
16,311	MedImmune, Inc. †	476,444

		10,565,810

Health Care Equipment & Supplies — 1.5%
3,662	Bausch & Lomb, Inc.	183,576
44,443	Baxter International, Inc.	2,020,379
16,669	Becton, Dickinson and Company	1,177,998
16,678	Biomet, Inc.	536,865
80,247	Boston Scientific Corporation †	1,186,853
7,051	C.R. Bard, Inc.	528,825
10,695	Hospira, Inc. †	409,298
78,298	Medtronic, Inc.	3,636,159
24,023	St. Jude Medical, Inc. †	847,772
20,218	Stryker Corporation	1,002,610
16,536	Zimmer Holdings, Inc. †	1,116,180

		12,646,515

Health Care Providers & Services — 2.6%
37,311	Aetna, Inc.	1,475,650
13,731	AmerisourceBergen Corporation	620,641
27,625	Cardinal Health, Inc.	1,816,067
29,082	Caremark Rx, Inc.	1,648,077
7,554	CIGNA Corporation	878,681
10,824	Coventry Health Care, Inc. †	557,652
9,383	Express Scripts, Inc. †	708,323
28,879	HCA Inc.	1,440,773
16,369	Health Management Associates, Inc., Class A	342,112
11,244	Humana, Inc. †	743,116
8,529	Laboratory Corporation of America Holdings †	559,247
5,018	Manor Care, Inc.	262,341
20,391	McKesson Corporation	1,075,014
20,024	Medco Health Solutions, Inc. †	1,203,643
9,466	Patterson Companies, Inc. †	318,152
11,012	Quest Diagnostics Incorporated	673,494
32,107	Tenet Healthcare Corporation †	261,351
91,763	UnitedHealth Group, Inc.	4,514,740
42,223	WellPoint, Inc. †	3,253,282

		22,352,356

Health Care Technology — 0.0% #
13,726	IMS Health, Inc.	365,661

8

Life Sciences Tools & Services — 0.3%
12,415	Applera Corporation — Applied Biosystems Group	411,061
8,475	Fisher Scientific International, Inc. †	663,084
3,629	Millipore Corporation †	222,458
8,556	PerkinElmer, Inc.	161,965
10,735	Thermo Electron Corporation †	422,207
6,979	Waters Corporation †	316,009

		2,196,784

Pharmaceuticals — 6.6%
104,080	Abbott Laboratories	5,054,125
10,272	Allergan, Inc.	1,156,730
7,241	Barr Pharmaceuticals, Inc. †	376,098
133,969	Bristol-Myers Squibb Company	3,338,507
66,996	Eli Lilly and Company	3,818,772
21,661	Forest Laboratories, Inc. †	1,096,263
199,265	Johnson & Johnson (e)	12,940,269
16,560	King Pharmaceuticals, Inc. †	282,017
148,247	Merck & Co. Inc.	6,211,549
14,361	Mylan Laboratories, Inc.	289,087
496,725	Pfizer, Inc. (e)	14,087,121
100,914	Schering-Plough Corporation	2,229,190
6,963	Watson Pharmaceuticals, Inc. †	182,222
91,672	Wyeth	4,660,604

		55,722,554

Total Health Care		103,849,680

Industrials — 10.6%
Aerospace & Defense — 2.3%
54,152	Boeing Company (The)	4,269,885
27,481	General Dynamics Corporation	1,969,563
8,496	Goodrich Corporation	344,258
55,789	Honeywell International, Inc.	2,281,770
8,381	L-3 Communications Holdings, Inc.	656,484
24,255	Lockheed Martin Corporation	2,087,385
23,469	Northrop Grumman Corporation	1,597,535
30,568	Raytheon Company	1,467,570
11,677	Rockwell Collins, Inc.	640,367
68,903	United Technologies Corporation	4,365,005

		19,679,822

Air Freight & Logistics — 0.9%
20,873	FedEx Corporation	2,268,478
73,643	United Parcel Service, Inc., Class B	5,297,877

		7,566,355

Airlines — 0.1%
53,551	Southwest Airlines Co.	892,160

9

Building Products — 0.2%
11,886	American Standard Companies, Inc.	498,856
27,120	Masco Corporation	743,630

		1,242,486

Commercial Services & Supplies — 0.5%
17,278	Allied Waste Industries, Inc. †	194,723
6,431	Avery Dennison Corporation	386,953
9,303	Cintas Corporation	379,841
8,626	Equifax, Inc.	316,660
8,745	Monster Worldwide, Inc. †	316,482
15,091	Pitney Bowes, Inc.	669,588
14,735	R.R. Donnelley & Sons Company	485,666
11,670	Robert Half International, Inc.	396,430
36,820	Waste Management, Inc.	1,350,558

		4,496,901

Construction & Engineering — 0.1%
5,966	Fluor Corporation	458,726

Electrical Equipment — 0.5%
11,548	American Power Conversion Corporation	253,594
6,235	Cooper Industries, Ltd., Class A	531,347
27,774	Emerson Electric Co.	2,329,128
11,985	Rockwell Automation, Inc.	696,328

		3,810,397

Industrial Conglomerates — 3.9%
51,313	3M Company	3,818,713
703,272	General Electric Company (e)	24,825,502
8,601	Textron, Inc.	752,588
137,251	Tyco International Ltd.	3,841,655

		33,238,458

Machinery — 1.4%
44,672	Caterpillar, Inc.	2,939,417
3,580	Cummins, Inc.	426,843
16,119	Danaher Corporation	1,106,892
15,750	Deere & Company	1,321,582
13,865	Dover Corporation	657,756
10,218	Eaton Corporation	703,509
28,628	Illinois Tool Works, Inc.	1,285,397
21,918	Ingersoll-Rand Company Limited, Class A	832,446
12,580	ITT Industries, Inc.	644,977
4,202	Navistar International Corporation †	108,496
16,984	PACCAR Inc.	968,428
8,504	Pall Corporation	262,008
8,189	Parker-Hannifin Corporation	636,531

		11,894,282

10

Road & Rail — 0.7%
24,658	Burlington Northern Santa Fe Corporation	1,810,883
30,215	CSX Corporation	991,958
28,191	Norfolk Southern Corporation	1,241,814
4,222	Ryder System, Inc.	218,193
18,349	Union Pacific Corporation	1,614,712

		5,877,560

Trading Companies & Distributors — 0.0% #
5,129	W.W. Grainger, Inc.	343,745

Total Industrials		89,500,892

Information Technology — 14.8%
Communications Equipment — 2.8%
7,986	ADC Telecommunications, Inc. †	119,790
31,130	Avaya, Inc. †	356,127
5,752	Ciena Corp †	156,742
415,873	Cisco Systems, Inc. †	9,565,079
13,761	Comverse Technology, Inc. †	295,036
106,258	Corning, Incorporated †	2,593,758
114,780	JDS Uniphase Corporation †	251,368
38,541	Juniper Networks, Inc. †	665,988
305,334	Lucent Technologies Inc. †	714,482
166,907	Motorola, Inc.	4,172,675
112,534	QUALCOMM Incorporated	4,090,611
30,499	Tellabs, Inc. †	334,269

		23,315,925

Computers & Peripherals — 3.4%
57,940	Apple Computer, Inc. †	4,463,118
154,752	Dell, Inc. †	3,534,536
156,583	EMC Corporation †	1,875,864
186,589	Hewlett-Packard Company	6,845,950
103,674	International Business Machines Corporation (e)	8,495,048
6,832	Lexmark International, Inc., Class A †	393,933
12,276	NCR Corporation †	484,657
25,370	Network Appliance, Inc. †	938,944
10,854	QLogic Corporation †	205,141
13,349	SanDisk Corporation †	714,705
239,066	Sun Microsystems, Inc. †	1,188,158

		29,140,054

Electronic Equipment & Instruments — 0.3%
27,841	Agilent Technologies, Inc. †	910,122
12,581	Jabil Circuit, Inc.	359,439
9,634	Molex Incorporated	375,437
36,298	Sanmina-SCI Corporation †	135,755
62,303	Solectron Corporation †	203,108

11

17,299	Symbol Technologies, Inc.	257,063
5,703	Tektronix, Inc.	164,988

		2,405,912

Information Technology Services — 0.9%
8,077	Affiliated Computer Services, Inc., Class A †	418,873
37,847	Automatic Data Processing, Inc.	1,791,677
11,698	Computer Sciences Corporation †	574,606
9,458	Convergys Corporation †	195,308
35,262	Electronic Data Systems Corporation	864,624
52,126	First Data Corporation	2,189,292
11,869	Fiserv, Inc. †	558,911
23,059	Paychex, Inc.	849,724
8,978	Sabre Holdings Corporation, Class A	209,995
23,419	Unisys Corporation †	132,552

		7,785,562

Internet Software & Services — 1.3%
80,030	eBay, Inc. †	2,269,651
14,514	Google Inc., Class A †	5,833,176
16,699	VeriSign, Inc. †	337,320
84,682	Yahoo! Inc. †	2,140,761

		10,580,908

Office Electronics — 0.1%
66,640	Xerox Corporation †	1,036,918

Semiconductors & Semiconductor Equipment — 2.6%
33,100	Advanced Micro Devices, Inc. †	822,535
24,476	Altera Corporation †	449,869
24,037	Analog Devices, Inc.	706,448
94,643	Applied Materials, Inc.	1,678,020
31,947	Broadcom Corporation, Class A †	969,272
27,636	Freescale Semiconductor, Inc., Class B †	1,050,444
392,941	Intel Corporation	8,082,796
13,562	KLA-Tencor Corporation	603,102
20,522	Linear Technology Corporation	638,645
27,221	LSI Logic Corporation †	223,757
21,846	Maxim Integrated Products, Inc.	613,217
49,722	Micron Technology, Inc. †	865,163
20,278	National Semiconductor Corporation	477,141
8,395	Novellus Systems, Inc. †	232,206
24,014	NVIDIA Corporation †	710,574
14,237	PMC-Sierra, Inc. †	84,568
13,421	Teradyne, Inc. †	176,620
104,406	Texas Instruments Incorporated	3,471,500
23,153	Xilinx, Inc.	508,208

		22,364,085

12

Software — 3.4%
39,456	Adobe Systems Incorporated †	1,477,627
15,784	Autodesk, Inc. †	548,968
13,963	BMC Software, Inc. †	380,073
30,165	CA, Inc.	714,609
12,521	Citrix Systems, Inc. †	453,386
25,377	Compuware Corporation †	197,687
20,891	Electronic Arts, Inc. †	1,163,211
23,277	Intuit, Inc. †	746,959
588,403	Microsoft Corporation (e)	16,081,054
23,094	Novell, Inc. †	141,335
274,780	Oracle Corporation †	4,874,597
7,605	Parametric Technology Corporation †	132,783
67,387	Symantec Corporation †	1,433,995

		28,346,284

Total Information Technology		124,975,648

Materials — 2.8%
Chemicals — 1.4%
15,010	Air Products & Chemicals, Inc.	996,214
4,311	Ashland Inc.	274,956
65,354	Dow Chemical Company (The)	2,547,499
62,796	E.I. du Pont de Nemours and Company	2,690,181
5,604	Eastman Chemical Company	302,728
12,170	Ecolab, Inc.	521,119
7,720	Hercules, Inc. †	121,744
5,373	International Flavors & Fragrances, Inc.	212,448
36,978	Monsanto Company	1,738,336
11,252	PPG Industries, Inc.	754,784
21,960	Praxair, Inc.	1,299,154
9,779	Rohm & Haas Company	463,036
4,521	Sigma-Aldrich Corporation	342,104

		12,264,303

Construction Materials — 0.1%
6,573	Vulcan Materials Company	514,337

Containers & Packaging — 0.2%
7,098	Ball Corporation	287,114
7,141	Bemis Company, Inc.	234,653
9,399	Pactiv Corporation †	267,119
5,522	Sealed Air Corporation	298,851
7,408	Temple-Inland, Inc.	297,061

		1,384,798

Metals & Mining — 0.8%
59,056	Alcoa, Inc.	1,655,930
6,852	Allegheny Technologies, Inc.	426,126
13,383	Freeport-McMoRan Copper & Gold, Inc., Class B	712,779
30,633	Newmont Mining Corporation	1,309,561

13

21,004	Nucor Corporation	1,039,488
13,896	Phelps Dodge Corporation	1,176,991
8,384	United States Steel Corporation	483,589

		6,804,464

Paper & Forest Products — 0.3%
30,969	International Paper Company	1,072,456
7,167	Louisiana-Pacific Corporation	134,525
12,342	MeadWestvaco Corporation	327,186
16,775	Weyerhaeuser Company	1,032,166

		2,566,333

Total Materials		23,534,235

Telecommunication Services — 3.4%
Diversified Telecommunication Services — 2.8%
264,606	AT&T Inc.	8,615,571
123,699	BellSouth Corporation	5,288,132
7,930	CenturyTel, Inc.	314,583
21,856	Citizens Communications Company	306,858
10,158	Embarq Corporation	491,343
109,025	Qwest Communications International, Inc. †	950,698
197,473	Verizon Communications, Inc.	7,332,173
32,297	Windstream Corporation	425,997

		23,725,355

Wireless Telecommunication Services — 0.6%
26,441	ALLTEL Corporation	1,467,476
203,516	Sprint Nextel Corporation	3,490,299

		4,957,775

Total Telecommunication Services		28,683,130

Utilities — 3.3%
Electric Utilities — 1.5%
11,212	Allegheny Energy, Inc. †	450,386
26,839	American Electric Power Company, Inc.	976,134
22,195	Edison International	924,200
14,194	Entergy Corporation	1,110,397
45,608	Exelon Corporation	2,761,108
22,469	FirstEnergy Corp.	1,255,118
27,550	FPL Group, Inc.	1,239,750
6,776	Pinnacle West Capital Corporation	305,259
25,954	PPL Corporation	853,887
17,259	Progress Energy, Inc.	783,213
50,567	Southern Company (The)	1,742,539

		12,401,991

14

Gas Utilities — 0.0% #
3,034	Nicor, Inc.	129,734
2,620	Peoples Energy Corporation	106,503

		236,237

Independent Power Producers & Energy Traders — 0.4%
45,059	AES Corporation (The) †	918,753
12,239	Constellation Energy Group, Inc.	724,549
25,766	Dynegy, Inc., Class A †	142,744
31,430	TXU Corp.	1,965,003

		3,751,049

Multi-Utilities — 1.4%
14,024	Ameren Corporation	740,327
21,238	CenterPoint Energy, Inc.	304,128
15,095	CMS Energy Corporation †	217,972
16,790	Consolidated Edison, Inc.	775,698
24,037	Dominion Resources, Inc.	1,838,590
12,109	DTE Energy Company	502,645
85,360	Duke Energy Corporation	2,577,872
11,923	KeySpan Corporation	490,512
18,584	NiSource, Inc.	404,016
23,711	PG&E Corporation	987,563
17,148	Public Service Enterprise Group, Inc.	1,049,286
17,795	Sempra Energy	894,199
14,231	TECO Energy, Inc.	222,715
27,656	Xcel Energy, Inc.	571,097

		11,576,620

Total Utilities		27,965,897

TOTAL COMMON STOCKS
(Cost $426,800,325)		819,465,671

Principal Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,129,254)
$4,200,000	4.930% due 02/01/2007 (e),(g)	4,129,254

REPURCHASE AGREEMENT(c) — 2.8%
(Cost $23,807,000)
23,807,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $23,816,622 on 10/02/2006, collateralized by $24,135,000 FFCB, 4.875% maturing 12/16/2015 (value $24,285,844)	23,807,000

TOTAL INVESTMENTS
(Cost $454,736,579)(d)	100.2%	$847,401,925

†	Non-income producing security.

15

#	Amount represents less than 0.1% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $415,114,429, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $22,449,083 and net appreciation for financial reporting purposes was $392,665,346. At September 30, 2006, aggregate cost for financial reporting purposes was $454,736,579.

(e)	Security, or a portion thereof, pledged as collateral for futures contracts.

(f)	Affiliated company security. The term ”affiliated company” includes any company with control over Munder Capital Management, the Advisor. At or during the period ended September 30, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at	Realized	Dividend
Company	06/30/06	Cost	Shares	Cost	Shares	09/30/06	Gain	Income

Comerica Incorporated	$586,499	$—	—	$10,395	231	$628,966	$2,861	$6,656

(g)	Rate represents annualized yield at date of purchase.
ABBREVIATION:
FFCB — Federal Farm Credit Bank

16

Munder Intermediate Bond Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

ASSET-BACKED SECURITIES — 8.8%
Auto Loan — 2.0%
$610,011	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$607,428
5,207,766	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	5,128,715
756,645	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	746,696

		6,482,839

Credit Card — 4.6%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,921,253
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.880% due 03/15/2011 (e),(f)	1,612,198
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.430% due 12/15/2011 (f)	2,406,328
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,519,595

		14,459,374

Home Equity Loans — 0.3%
286,305	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	284,561
672,617	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.620% due 03/25/2033 (f)	673,442

		958,003

Time Share Receivables — 0.9%
2,973,963	Marriott Vacation Club Owner Trust, MTN, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(h),(i)	2,891,141

1

Utilities — 0.8%
376,499	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	376,718
2,298,113	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	2,312,048

		2,688,766

Other — 0.2%
640,110	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010 (f),(g),(h),(j),(k)	640,110

TOTAL ASSET-BACKED SECURITIES
(Cost $28,413,031)		28,120,233

CORPORATE BONDS AND NOTES — 45.5%
Financials — 29.8%
5,300,000	Aegon Funding Corp., 5.750% due 12/15/2020	5,373,347
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (f),(g),(h),(j)	2,010,000
3,265,000	Block Financial Corporation, 8.500% due 04/15/2007	3,312,091
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,959,966
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009 (e)	2,018,854
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,934,089
4,940,000	Goldman Sachs Group, Inc., (The) 5.000% due 10/01/2014	4,766,453
2,680,000	HSBC Finance Corporation, 5.500% due 01/19/2016	2,680,665
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,884,737
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010	5,378,735
	International Lease Finance Corporation:
2,650,000	4.375% due 11/01/2009 MTN (e)	2,576,044
3,435,000	5.875% due 05/01/2013	3,525,526
3,000,000	Jackson National Life Global Funding, 144A, 5.250% due 03/15/2007 (g),(h),(i)	3,004,485
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,097,165
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,536,120

2

2,540,000	Morgan Stanley Group, Inc., 5.375% due 10/15/2015	2,508,019
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,124,204
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,696,533
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049 (e)	1,638,716
3,000,000	Residential Capital Corp., MTN, 6.500% due 04/17/2013	3,046,629
	SLM Corporation, MTN:
4,825,000	3.625% due 03/17/2008	4,712,968
2,320,000	5.665% due 07/26/2010 (f)	2,319,902
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,061,735
800,000	Suntrust Bank, 5.450% due 12/01/2017	797,698
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,367,565
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,944,042
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,559,167

		94,835,455

Industrials — 13.9%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,551,473
3,000,000	Bellsouth Corporation, 5.000% due 10/15/2006	2,999,499
3,000,000	Centex Corp., 5.800% due 09/15/2009	3,021,903
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,327,589
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,398,030
4,000,000	Home Depot Inc., 5.400% due 03/01/2016 (e)	3,973,604
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	6,943,791
1,200,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,299,336
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,056,550
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,477,219

3

5,000,000	Union Texas Petroleum Holdings, Inc. , MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,136,130
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,938,604

		44,123,728

Utilities — 1.8%
2,320,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	2,400,947
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,401,430

		5,802,377

TOTAL CORPORATE BONDS AND NOTES
(Cost $145,209,175)		144,761,560

MORTGAGE-BACKED SECURITIES — 16.1%
Collateralized Mortgage Obligations (CMO) – Agency — 7.0%
	FHLMC:
3,735,561	Series 1650 Class J, 6.500% due 06/15/2023	3,773,575
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,956,030
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,917,815
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,460,576
2,322,365	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	2,279,174

		22,387,170

Commercial Mortgage-Backed Securities — 4.7%
1,214,916	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	1,231,151
1,915,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,994,279
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,987,490
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,926,442
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.868% due 05/15/2043	6,644,629

		14,783,991

4

Mortgage Pass-Through Securities — 4.4%
	FHLMC:
109,869	Pool #A00813, 9.000% due 10/01/2020	114,443
655	Pool #E61740, 9.000% due 04/01/2010 (k)	655
299,939	Pool #F70013, Gold, 7.000% due 12/01/2011	305,352
	FNMA:
203,166	Pool #070225, 7.500% due 08/01/2018	209,720
404,428	Pool #250550, 6.500% due 05/01/2026	414,367
747,700	Pool #251518, 6.000% due 02/01/2013	756,723
868,962	Pool #251760, 6.000% due 06/01/2013	878,775
913,640	Pool #323406, 5.978% due 11/01/2008	920,826
206,355	Pool #490365, 6.317% due 12/01/2028 (f)	211,343
2,275,785	Pool #555290, 4.913% due 02/01/2013	2,247,243
5,298,402	Pool #780620, 5.500% due 05/01/2034	5,234,709
913,130	Pool #790362, 4.893% due 08/01/2034 (f)	905,098
	GNMA:
125,853	Pool #780077, 8.000% due 03/15/2025	133,228
1,645,530	Pool #781008, 6.000% due 03/15/2029	1,670,105

		14,002,587

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $51,886,371)		51,173,748

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
Government Sponsored Enterprises (GSE) — 12.6%
	FHLMC:
1,000,000	2.375% due 02/15/2007	989,342
1,050,000	5.625% due 03/15/2011	1,079,708
9,000,000	6.875% due 09/15/2010	9,630,684
	FNMA:
7,200,000	2.875% due 11/09/2006	7,181,705
1,905,000	4.125% due 04/15/2014	1,805,957
6,000,000	4.375% due 09/07/2007	5,954,754
3,600,000	5.250% due 04/15/2007	3,598,981
3,800,000	6.000% due 05/15/2011	3,969,693

5

5,000,000	6.625% due 11/15/2010	5,317,625
625,000	7.125% due 06/15/2010	671,507

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $40,396,173)		40,199,956

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds — 0.5%
1,295,000	7.500% due 11/15/2016 (e)	1,586,375

U.S. Treasury Notes — 12.1%
565,000	2.625% due 03/15/2009 (e)	539,001
16,500,000	4.000% due 11/15/2012 (e)	15,981,801
4,700,000	4.250% due 11/15/2013 (e)	4,597,371
685,000	4.250% due 08/15/2015 (e)	666,350
8,500,000	4.500% due 11/15/2015 (e)	8,417,652
1,300,000	4.500% due 02/15/2016 (e)	1,286,949
2,980,000	4.875% due 02/15/2012 (e)	3,021,556
700,000	5.000% due 08/15/2011 (e)	713,481
2,800,000	7.250% due 05/15/2016	3,354,531

		38,578,692

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,849,168)		40,165,067

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Government — 2.1%
3,000,000	Chuo Mitsui Trust & Banking Co Ltd, 144A, YNK, 5.506% due 04/15/2049 (g),(h),(i)	2,876,364
1,800,000	ELM BV, 144A, YNK, 21.390% due 06/20/2013 (f),(g),(h),(j),(k)	1,728,000
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,950,384

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,795,284)		6,554,748

REPURCHASE AGREEMENT(c) — 1.3%
(Cost $4,022,000)
4,022,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $4,023,626 on 10/02/2006, collateralized by $4,080,000 FFCB 4.875% maturing 12/16/2015 (value $4,105,500)	4,022,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 12.8%
(Cost $40,562,926)
40,562,926	State Street Navigator Securities Lending Trust — Prime Portfolio (l)	40,562,926

TOTAL INVESTMENTS
(Cost $357,134,128)(m)	111.8%	$355,560,238

6

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Advisor, to be liquid.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,378,110, 1.4% of net assets.

7

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010	10/24/2005	$640,750
Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,995,420
ELM BV, 144A, YNK, 21.390% due 06/20/2013	06/13/2006	$1,800,000

(k)	Fair valued security as of September 30, 2006, (see note (b) above). At September 30, 2006, these securities represent $2,368,765, 0.7% of net assets.

(l)	At September 30, 2006, the market value of the securities on loan is $39,723,322.

(m)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,204,157, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,778,047 and net depreciation for financial reporting purposes was $1,573,890. At September 30, 2006, aggregate cost for financial reporting purposes was $357,134,128.
ABBREVIATIONS:
FFCB  — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

8

Munder International Bond Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Principal
Amount(f)			Value(c)

FOREIGN BONDS AND NOTES — 90.9%
Australia — 1.8%
Government — 1.8%
AUD	1,620,000	Commonwealth of Australia, 5.250% due 03/15/2019	$1,178,278

Austria — 6.0%
Government — 6.0%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,335,036
	1,100,000	4.650% due 01/15/2018	1,506,514

			3,841,550

Belgium — 2.8%
Government — 2.8%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,059,797
	460,000	5.500% due 03/28/2028	715,182

			1,774,979

Canada — 2.0%
Government — 2.0%
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,315,935

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	706,417

Finland — 3.8%
Government — 3.8%
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,444,770

France — 6.7%
Government — 6.7%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,313,328
	935,000	5.500% due 04/25/2010	1,259,314
	1,125,000	5.500% due 04/25/2029	1,758,132

			4,330,774

1

Germany — 9.1%
Corporate — 5.1%
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,600,893
EUR	530,000	KfW Bankengruppe, MTN, 3.125% due 11/15/2006	671,659
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,033,075

			3,305,627

Government — 4.0%
		Federal Republic of Germany:
EUR	1,720,000	4.250% due 07/04/2014	2,264,123
	225,000	5.250% due 07/04/2010	301,463

			2,565,586

			5,871,213

Greece — 3.1%
Government — 3.1%
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	1,978,083

Italy — 5.8%
Government — 5.8%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	803,726
EUR	532,775	1.650% due 09/15/2008	676,403
		(Inflation-Protected Security)
JPY	140,000,000	1.800% due 02/23/2010	1,220,270
EUR	750,000	5.000% due 02/01/2012	1,008,776

			3,709,175

Japan — 21.5%
Government — 21.5%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,525,495
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,046,933
	500,000,000	1.400% due 06/20/2011	4,294,392
	385,000,000	1.900% due 03/20/2008	3,323,473
	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	1,706,879

			13,897,172

Mexico — 1.9%
Government — 1.9%
MXN	14,000,000	United Mexican States, 8.000% due 12/17/2015	1,249,482

2

Netherlands — 8.8%
Corporate — 3.9%
		Bank Nederlandse Gemeenten NV, MTN:
EUR	1,000,000	4.375% due 07/04/2013	1,311,270
AUD	750,000	5.000% due 02/04/2008	550,545
EUR	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	633,330

			2,495,145

Government — 4.9%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	647,616
	1,645,000	5.500% due 01/15/2028	2,556,199

			3,203,815

			5,698,960

Norway — 0.3%
Government — 0.3%
NOK	1,250,000	Kingdom of Norway 6.500% due 05/15/2013	218,627

South Africa — 1.0%
Government — 1.0%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	655,265

Spain — 2.5%
Corporate — 2.5%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,630,539

Supranational — 3.7%
Corporate — 3.7%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,373,067

Sweden — 2.3%
Government — 2.3%
SEK	10,000,000	Government of Sweden, 5.250% due 03/15/2011	1,457,803

United Kingdom — 6.7%
Corporate — 3.8%
		ASIF III Jersey Ltd., MTN:
JPY	176,000,000	0.950% due 07/15/2009	1,488,633
GBP	520,000	4.375% due 12/30/2008	954,380

			2,443,013

3

Government — 2.9%
GBP	975,000	United Kingdom Gilts, 4.750% due 03/07/2020	1,879,432

			4,322,445

TOTAL FOREIGN BONDS AND NOTES
(Cost $57,180,720)			58,654,534

U.S. BONDS AND NOTES — 6.9%
Corporate — 6.9%
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/06/2014) (g)	654,925
	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,500,382
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	867,262
	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,443,261

TOTAL U.S. BONDS AND NOTES
(Cost $4,374,953)			4,465,830

REPURCHASE AGREEMENT(d) — 0.9%
(Cost $587,000)
USD	587,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $587,237 on 10/02/2006, collateralized by $600,000 FFCB 4.875% maturing 12/16/2015 (value $603,750)	587,000

TOTAL INVESTMENTS
(Cost $62,142,673)(e)	98.7%	$63,707,364

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event

4

occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,117,426, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,552,735 and net appreciation for financial reporting purposes was $1,564,691. At September 30, 2006, aggregate cost for financial reporting purposes was $62,142,673.

(f)	Principal amount expressed in terms of local currency.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

ABBREVIATIONS:
AUD — Australian Dollar
DKK — Danish Krone
EUR — Euro
FFCB — Federal Farm Credit Bank
GBP — Great Britain Pound
JPY — Japanese Yen
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

5

Munder International Equity Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.3%
Australia — 4.5%
34,000	Australian Gas Light Co., Ltd.	$543,547
51,500	Caltex Australia Limited	917,352
39,150	Commonwealth Bank of Australia	1,334,916
67,700	Lend Lease Corporation Limited	808,318
170,000	Macquarie Airports	388,972
5,100	National Australia Bank Ltd., ADR (f)	695,691
655,500	Pacific Brands Limited	1,236,016
243,301	Qantas Airways Limited	709,009
45,300	QBE Insurance Group Limited	827,171
65,000	Santos Ltd.	542,094
9,300	Santos Ltd., ADR (f)	309,225
3,800	Westpac Banking Corp., ADR (f)	321,252

		8,633,563

Belgium — 0.6%
135	Banque Nationale de Belgique	556,357
12,550	Fortis, ADR (f)	510,785

		1,067,142

Denmark — 1.6%
53,000	Danske Bank AS, ADR	1,045,425
19,400	FLSmidth & Co AS	899,088
3,950	Topdanmark AS †	545,490
10,400	TrygVesta AS	619,948

		3,109,951

Finland — 2.5%
49,600	Fortum Oyj	1,321,431
24,700	Kesko Oyj, B Shares	1,038,600
20,200	Nokia Corporation, ADR	397,738
16,500	Rautaruukki Oyj	473,902
55,000	Sampo Oyj, A Shares	1,146,571
13,000	TietoEnator Oyj	382,114

		4,760,356

France — 9.2%
26,000	Air France-KLM	784,010
15,670	AXA	577,830
36,800	AXA, ADR (f)	1,358,288
17,100	BNP Paribas, ADR (f)	924,255
10,000	BNP Paribas SA	1,075,941
12,850	Cap Gemini SA	681,597
16,200	Casino Guichard-Perrachon SA	1,305,471
10,200	CNP Assurances	989,460

1

18,900	Credit Agricole SA	830,188
46,200	France Telecom, ADR (f)	1,076,922
12,900	Nexans SA	1,121,331
5,800	Renault SA	665,232
4,650	Sanofi-Aventis	413,930
38,391	Sanofi-Aventis, ADR (f)	1,707,248
21,500	Societe Generale, ADR	686,925
17,400	Suez SA, ADR (f)	769,950
14,972	Total SA	982,487
20,010	Total SA, ADR	1,319,459
17,800	Vivendi	641,702

		17,912,226

Germany — 6.8%
2,469	Allianz AG	427,294
27,700	Allianz AG, ADR	480,041
3,000	AMB Generali Holding AG	408,604
5,300	BASF AG, ADR	424,530
5,200	Deutsche Bank AG (f),(h)	627,640
5,000	Deutsche Bank AG (h)	603,338
74,400	Deutsche Lufthansa AG, ADR	1,577,280
32,088	Deutsche Telekom AG	510,243
15,950	E.ON AG	1,890,671
28,650	E.ON AG, ADR	1,136,545
8,675	MAN AG	734,163
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	2,150,685
8,900	Salzgitter AG	836,380
40,300	TUI AG	831,948
27,000	Volkswagen AG, ADR	456,300

		13,095,662

Greece — 0.2%
13,100	Alpha Bank A.E	349,505

Hong Kong — 2.2%
584,000	Bank of Communications Ltd.	411,540
341,000	China Netcom Group Corp. (Hong Kong) Ltd., NA	611,035
5,544,000	Guangzhou Investment Company Limited	1,088,782
85,000	Orient Overseas International Ltd	344,772
370,000	Vtech Holdings Limited	1,899,713

		4,355,842

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(g)	0

Ireland — 1.7%
21,700	Allied Irish Banks PLC	577,851
83,900	Bank of Ireland	1,641,589
1,900	Bank of Ireland, ADR (f)	149,682
18,600	Depfa Bank PLC	343,408
335,700	Fyffes PLC	648,976

		3,361,506

2

Italy — 3.2%
53,100	Benetton Group SpA, ADR (f)	1,826,640
22,900	Enel SpA, ADR	1,044,927
28,411	ENI SpA	841,941
98,000	IFIL – Investments SpA	662,354
777,600	Pirelli & Co. SpA	669,025
9,993	Telecom Italia SpA, ADR (h)	283,102
5,611	Telecom Italia SpA, ADR (h)	134,552
97,608	UniCredito Italiano SpA	805,755

		6,268,296

Japan — 23.4%
60,500	Aioi Insurance Company, Limited	416,394
5,375	Alfresa Holdings Corporation	340,815
39,000	Asahi Breweries, Ltd.	568,533
9,000	Astellas Pharma Inc.	361,905
98,000	Bank of Nagoya, Ltd.	745,837
209,000	Bosch Corporation	1,112,897
47,100	Brother Industries, Ltd.	592,114
19,200	Canon, Inc.	1,001,244
30,899	Canon, Inc., ADR	1,615,709
19,200	Daiichi Sankyo Company, Limited	544,508
7,750	Daito Trust Construction Co., Ltd.	420,550
6,600	Denso Corporation, ADR (f)	927,963
96,000	Fuji Heavy Industries Ltd.	546,133
112,000	HASEKO Corporation †	385,896
15,700	Hitachi Ltd., ADR	914,839
14,000	Honda Motor Co., Ltd.	470,519
18,100	Honda Motor Co., Ltd., ADR (f)	608,703
182,500	Isuzu Motors Limited	597,905
58,850	Itochu Corporation	455,854
7,100	Itochu Techno-Science Corporation	360,635
95	Japan Tobacco Inc.	369,143
375	KDDI Corporation	2,336,508
12,500	Konami Corp.	317,460
33,000	Kyowa Exeo Corporation	344,737
50,000	Kyowa Hakko Kogyo Co., Ltd.	352,169
54,000	Matsushita Electric Industrial Company Ltd., ADR	1,141,020
89,000	Mazda Motor Corporation	539,462
67,925	MEDICEO Holdings Co., Ltd	1,391,564
226,200	Mitsubishi Chemical Holdings Corporation	1,417,041
13,700	Mitsubishi Electric Corporation, ADR (f)	1,153,882
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (f)	1,426,147
53	Mizuho Financial Group, Inc.	410,988
108,200	NEC Corporation, ADR (f)	589,690
151,500	Nichirei Corporation	799,022
57,000	Nintendo Company Ltd., ADR (f)	1,474,875
67,200	Nippon Telegraph & Telephone Corporation, ADR (f)	1,648,416
31,000	Nissan Motor Co., Ltd.	347,200
21,850	Nissan Motor Co., Ltd., ADR (f)	490,751
98,000	Nissay Dowa General Insurance Company, Limited	627,200

3

400	NTT DoCoMo, Inc.	616,296
48,450	NTT DoCoMo, Inc., ADR (f)	746,615
62,000	Obayashi Corporation	436,690
7,300	Ricoh Company, Ltd., ADR (f)	734,745
82,000	Sekisui Chemical Co., Ltd.	691,403
57,000	Sompo Japan Insurance Inc.	746,489
109,000	Sumitomo Forestry Co., Ltd.	1,136,830
72	Sumitomo Mitsui Financial Group, Inc.	755,810
200,000	Sumitomo Osaka Cement Co., Ltd.	592,593
102,000	Sumitomo Trust and Banking Co., Ltd. (The)	1,067,276
42,300	SUZUKEN Co., Ltd.	1,586,362
14,800	Takeda Chemical Industries Ltd.	923,395
107,000	Tanabe Seiyaku Co., Ltd.	1,340,614
87,900	Toshiba Corporation	570,001
21,900	Toyota Motor Corporation, ADR (f)	2,381,706
18,400	Yamaha Corporation, ADR	387,278
38,000	Yamazaki Baking Co., Ltd.	368,339

		45,248,670

Netherlands — 5.9%
122,146	AEGON Insurance, NYR (f)	2,292,677
12,900	European Aeronautic Defence and Space Company	370,996
6,700	Imtech NV	351,307
21,279	ING Groep N.V., ADR	935,850
8,300	Mittal Steel Company NV (h)	289,643
24,483	Mittal Steel Company NV (h)	854,998
15,000	Nutreco Holding NV	922,507
47,900	Royal Dutch Shell PLC, Class A, ADR	3,166,190
13,360	Royal Dutch Shell PLC, Class B	913,557
42,919	Royal KPN NV, ADR (f)	547,647
33,100	Unilever NV, NYR	812,274

		11,457,646

New Zealand — 0.5%
425,100	Tower Ltd. †	899,117

Norway — 1.7%
47,600	Cermaq ASA	510,526
11,500	Statoil ASA, ADR	273,930
148,100	Tandberg ASA	1,581,615
45,438	Telenor ASA	592,464
10,200	Telenor ASA, ADR (f)	397,188

		3,355,723

Singapore — 1.0%
389,536	SembCorp Industries Limited	824,077
233,650	SembCorp Marine Limited	491,353
224,400	Singapore Petroleum Company Limited	664,052

		1,979,482

4

Spain — 3.0%
56,000	Acerinox SA	1,080,075
18,300	ACS, Actividades de Construccion y Servicos, SA	867,879
47,500	Banco Bilbao Vizcaya Argentaria SA	1,099,241
64,210	Banco Santander Central Hispano SA, ADR (f)	1,013,876
10,200	Endesa SA, ADR	434,520
21,602	Telefonica SA	374,455
16,552	Telefonica SA, ADR	857,559

		5,727,605

Sweden — 3.2%
41,700	Atlas Copco AB, ADR, Class A (f)	1,099,837
98,000	Nordea Bank AB	1,283,817
32,775	Skanska AB, B Shares	554,587
75,000	SSAB Svenskt Stal AB	1,397,010
25,000	Swedish Match AB	406,822
24,900	Volvo AB, ADR	1,486,530

		6,228,603

Switzerland — 6.6%
5,700	Adecco SA	343,928
880	Banque Cantonale Vaudoise	353,633
24,100	Compagnie Financiere Richemont AG	1,160,238
38,550	Credit Suisse Group, ADR	2,233,972
1,705	Nestle SA	594,490
21,700	Nestle SA, ADR	1,900,377
7,361	Novartis AG	429,728
26,832	Novartis AG, ADR	1,568,062
3,281	Roche Holding Ltd.	567,278
13,600	Roche Holding Ltd., ADR	1,175,705
2,068	Swiss Life Holding	483,738
22,300	Xstrata PLC	921,498
45,500	Zurich Financial Services AG, ADR	1,114,750

		12,847,397

United Kingdom — 20.5%
16,500	Amvescap PLC, ADR (f)	361,680
51,200	Anglo American PLC, ADR (f)	1,080,320
31,850	AstraZeneca PLC, ADR (f)	1,990,625
30,700	Atkins WS PLC	502,385
53,100	Aviva PLC	778,473
15,600	Barclays PLC, ADR (f)	792,012
22,000	BHP Billiton PLC	379,788
11,886	BHP Billiton PLC, ADR (f)	412,444
179,000	Bodycote International PLC	795,983
95,376	BP PLC	1,039,320
44,800	BP PLC, ADR (f)	2,937,984
54,300	Brit Insurance Holdings PLC	307,039
9,800	British Airways PLC, ADR †,(f)	784,196
19,200	British American Tobacco PLC	519,106
10,391	British American Tobacco PLC, ADR (f)	568,492
87,300	British Energy Group PLC †	948,863

5

42,000	British Land Company PLC	1,072,632
31,500	Charter PLC †	503,091
108,950	Corus Group PLC, ADR (f)	1,579,252
11,208	Diageo PLC, ADR	796,216
207,800	DSG International PLC	852,073
342,900	EMI Group PLC	1,707,797
7,300	Gallaher Group PLC, ADR	477,201
147,000	GKN PLC, ADR	779,100
24,618	GlaxoSmithKline PLC	655,450
28,336	GlaxoSmithKline PLC, ADR (f)	1,508,325
14,200	Go-Ahead Group PLC (The)	525,367
24,200	HBOS PLC, ADR (f)	1,456,840
59,800	HSBC Holdings PLC, ADR (f)	5,473,494
37,000	Imperial Chemical Industries PLC, ADR (f)	1,107,410
11,300	Imperial Tobacco Group PLC, ADR (f)	757,439
13,400	Lloyds TSB Group PLC, ADR (f)	542,700
31,900	Resolution PLC	368,820
9,500	Rexam PLC, ADR (f)	507,075
2,600	Rio Tinto PLC, ADR (f)	493,038
41,150	Royal Bank of Scotland Group PLC	1,416,899
21,900	Scottish Power PLC, ADR (f)	1,063,464
19,638	Standard Chartered PLC	503,003
37,194	Vodafone Group PLC, ADR (f)	850,255
64,000	WH Smith PLC †	431,090

		39,626,741

TOTAL COMMON STOCKS
(Cost $150,829,000)		190,285,033

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,552,530)
Multi-Country — 0.9%
25,000	iShares MSCI EAFE Index Fund	1,693,750

Principal
Amount

REPURCHASE AGREEMENT(d) — 0.5%
(Cost $951,000)
951,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $951,384 on 10/02/2006, collateralized by $965,000 FFCB, 4.875% maturing 12/16/2015 (value $971,031)	951,000

Shares

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(g)	3,839

6

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 18.3%
(Cost $35,409,524)
35,409,524	State Street Navigator Securities Trust — Prime Portfolio (i)	35,409,524

TOTAL INVESTMENTS
(Cost $188,742,054)(j)	118.0%	$228,343,146

#	Amount represents less than 0.1% of the net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

7

(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2006, (see note (c) above). At September 30, 2006, these securities represent $3,839, less than 0.1% of net assets.

(h)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(i)	At September 30, 2006, the market value of the securities on loan is $34,496,652.

(j)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $41,967,481, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,366,389 and net appreciation for financial reporting purposes was $39,601,092. At September 30, 2006, aggregate cost for financial reporting purposes was $188,742,054.
ABBREVIATIONS:
ADR  — American Depositary Receipt
FFCB — Federal Farm Credit Bank
NYR  — New York Registered Shares
THB  — Thailand Baht

8

At September 30, 2006, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	14.5%	$28,109,348
Insurance	9.8	18,992,226
Oil, Gas & Consumable Fuels	7.2	13,907,591
Pharmaceuticals	7.0	13,538,940
Metals & Mining	5.1	9,798,348
Electric Utilities	4.0	7,840,422
Automobiles	3.7	7,103,911
Diversified Telecommunication Services	3.6	7,033,581
Food Products	3.1	5,907,535
Machinery	2.6	5,110,957
Wireless Telecommunication Services	2.4	4,549,674
Office Electronics	2.0	3,943,813
Communications Equipment	2.0	3,879,066
Airlines	2.0	3,854,495
Capital Markets	2.0	3,826,631
Household Durables	2.0	3,775,699
Construction & Engineering	1.8	3,454,288
Health Care Providers & Services	1.7	3,318,741
Tobacco	1.6	3,098,202
Food & Staples Retailing	1.5	2,993,046
Textiles, Apparel & Luxury Goods	1.5	2,986,878
Real Estate Management & Development	1.5	2,969,732
Chemicals	1.5	2,948,981
Auto Components	1.5	2,819,961
Diversified Financial Services	1.4	2,665,346
Media	1.2	2,349,499
Electrical Equipment	1.2	2,275,213
Software	0.9	1,792,335
Industrial Conglomerates	0.8	1,493,103
Information Technology Services	0.7	1,424,346
Beverages	0.7	1,364,750
Multi-Utilities	0.7	1,313,497
Specialty Retail	0.7	1,283,163
Distributors	0.6	1,236,016
Computers & Peripherals	0.6	1,159,691
Electronic Equipment & Instruments	0.5	914,839
Commercial Services & Supplies	0.4	846,314
Hotels Restaurants & Leisure	0.4	831,948
Construction Materials	0.3	592,593
Road & Rail	0.3	525,367
Containers & Packaging	0.3	507,075
Trading Companies & Distributors	0.2	455,854

9

Transportation Infrastructure	0.2		388,972
Leisure Equipment & Products	0.2		387,278
Aerospace & Defense	0.2		370,996
Marine	0.2		344,772

TOTAL COMMON STOCKS	98.3		190,285,033
INVESTMENT COMPANY SECURITY	0.9		1,693,750
REPURCHASE AGREEMENT	0.5		951,000
RIGHT	0.0	#	3,839
COLLATERAL FOR SECURITIES ON LOAN	18.3		35,409,524

TOTAL INVESTMENTS	118.0%		$228,343,146

#	Amount represents less than 0.1% of net assets.

10

Munder Internet Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.4%
Consumer Discretionary — 19.7%
Hotels, Restaurants & Leisure — 1.1%
140,400	Ctrip.com International Ltd., ADR (f)	$6,310,980

Internet & Catalog Retail — 18.3%
336,000	Amazon.com, Inc. †,(f)	10,792,320
202,318	Celebrate Express, Inc. †,(f)	2,579,555
62,000	DoveBid, Inc. †,(g),(h),(i)	0
887,000	drugstore.com, inc. †,(f)	3,060,150
515,000	GSI Commerce, Inc. †,(f)	7,642,600
358,211	IAC/ InterActiveCorp †,(f)	10,302,148
689,082	Netflix, Inc. †,(f)	15,697,288
120,000	Overstock.com, Inc. †,(f)	2,103,600
371,000	PetMed Express, Inc. †,(f)	3,873,240
700,916	priceline.com Incorporated †,(f)	25,786,700
25,000	Shutterfly, Inc. †	388,750
597,775	Stamps.com Inc. †,(f)	11,393,591
103,000	Submarino SA	2,013,292
110,000	VistaPrint Limited †,(f)	2,853,400

		98,486,634

Media — 0.3%
235,000	Digital Music Group, Inc. †,(f)	1,475,800

Total Consumer Discretionary		106,273,414

Financials — 9.8%
Capital Markets — 6.1%
611,000	E*TRADE Financial Corporation †	14,615,120
972,400	TD AMERITRADE Holding Corporation †,(f)	18,329,740

		32,944,860

Real Estate Management & Development — 3.7%
4,028,378	Move, Inc. †,(f)	19,779,336

Total Financials		52,724,196

Industrials — 4.5%
Commercial Services & Supplies — 4.5%
85,000	51job, Inc., ADR †,(f)	1,137,300
415,184	Intermap Technologies Corp. †	1,857,231
583,300	Monster Worldwide, Inc. †	21,109,627

		24,104,158

1

Information Technology — 64.4%
Communications Equipment — 2.2%
381,300	Cisco Systems, Inc. †	8,769,900
81,000	QUALCOMM Incorporated	2,944,350

		11,714,250

Computers & Peripherals — 3.4%
238,500	Apple Computer, Inc. †,(f)	18,371,655

Information Technology Services — 1.2%
149,000	CheckFree Corporation †,(f)	6,156,680

Internet Software & Services — 51.2%
391,000	24/7 Real Media, Inc. †,(f)	3,339,140
157,000	Akamai Technologies, Inc. †,(f)	7,848,430
209,000	Aptimus, Inc. †	1,463,000
582,000	aQuantive, Inc. †,(f)	13,746,840
1,101,500	Autobytel, Inc. †,(f)	3,227,395
44,900	Baidu.com †,(f)	3,930,546
456,619	Bankrate, Inc. †,(f)	12,127,801
1,390,113	CNET Networks, Inc. †,(f)	13,317,282
190,000	Digital Insight Corporation †	5,570,800
284,981	Digital River, Inc. †,(f)	14,568,229
719,000	Digitas, Inc. †,(f)	6,916,780
586,001	eBay, Inc. †	16,618,988
91,418	Google Inc., Class A †	36,740,894
232,000	j2 Global Communications, Inc. †,(f)	6,303,440
692,600	Knot, Inc. (The) †,(f)	15,327,238
261,500	Liquidity Services, Inc. †	4,076,785
251,000	LivePerson, Inc. †,(f)	1,347,870
259,074	Marchex, Inc, Class B †,(f)	3,974,195
516,000	NetEase.com, Inc., ADR †,(f)	8,441,760
90,000	NetRatings, Inc. †,(f)	1,280,700
538,000	NIC Inc. †,(f)	2,770,700
317,000	Rediff.com India Limited, ADR †,(f)	4,618,690
310,000	Sify Limited, ADR †,(f)	2,842,700
728,000	SINA Corporation †,(f)	18,309,200
475,000	Sohu.com, Inc. †,(f)	10,459,500
14,600	Spark Networks PLC, ADR †	87,600
1,309,000	Tencent Holdings Ltd. †	3,014,313
250,000	TheStreet.com, Inc.	2,660,000
390,500	TOM Online, Inc., ADR †,(f)	4,693,810
75,000	Travelzoo, Inc. †,(f)	2,161,500
170,000	United Online, Inc. (f)	2,070,600
436,000	Universo Online SA †	2,586,764
542,729	ValueClick, Inc. †,(f)	10,062,196
170,000	Website Pros, Inc. †	1,846,200
1,073,580	Yahoo! Inc. †	27,140,102

		275,491,988

2

Software — 6.4%
131,400	Adobe Systems Incorporated †	4,920,930
111,950	Blackboard, Inc. †,(f)	2,966,675
361,000	Microsoft Corporation	9,866,130
297,800	Red Hat, Inc. †,(f)	6,277,624
120,000	salesforce.com, inc. †,(f)	4,305,600
247,500	Shanda Interactive Entertainment Limited, ADR †	3,712,500
120,000	The9 Limited, ADR †,(f)	2,568,000

		34,617,459

Total Information Technology		346,352,032

TOTAL COMMON STOCKS
(Cost $560,172,631)		529,453,800

LIMITED PARTNERSHIPS — 0.9%
Information Technology — 0.9%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P. †,(g),(h),(i)	631,322
2,848,467	@Ventures III, L.P. †,(g),(h),(i)	258,390

		889,712

Multi-Industry — 0.8%
4,375,000	New Enterprise Associates 10, L.P. †,(g),(h),(i),(j)	3,082,288
1,591,736	Trident Capital Fund V, L.P. †,(g),(h),(i),(j)	1,093,171

		4,175,459

TOTAL LIMITED PARTNERSHIPS
(Cost $8,876,046)		5,065,171

PREFERRED STOCK — 0.0%
(Cost $213,440)
Information Technology — 0.0%
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(g),(h),(i)	0

Principal Amount

REPURCHASE AGREEMENT(d) — 0.7%
(Cost $4,029,000)
$4,029,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $4,030,628 on 10/02/2006, collateralized by $4,085,000 FFCB, 4.875% maturing 12/16/2015 (value $4,110,531)	4,029,000

3

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 22.9%
(Cost $123,004,191)
123,004,191	State Street Navigator Securities Trust — Prime Portfolio (k)	123,004,191

TOTAL INVESTMENTS
(Cost $696,295,308)(l)	122.9%	$661,552,162

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

4

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2006, (see note (c) above). At September 30, 2006, these securities represent $5,065,171, 0.9% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,065,171, 0.9% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	358,310
	1/05/01	179,155
	7/27/01	89,577
	9/26/01	179,155
	1/16/02	189,621
	4/23/02	189,621
	7/12/02	189,621
	11/12/02	189,621
	2/04/03	191,760
	7/16/03	194,393
	9/19/03	200,625
	12/10/03	201,259
	4/19/04	201,973
	8/16/04	204,447
	12/28/04	218,229
	7/11/05	120,288
	1/13/06	124,389
	3/10/06	124,389
	4/03/06	124,389

5

Trident Capital Fund V, L.P.	10/18/00	236,680
	6/26/02	83,532
	11/08/02	83,532
	1/15/03	167,064
	10/01/03	84,513
	12/05/03	84,513
	2/06/04	84,513
	6/10/04	88,498
	11/23/04	89,708
	1/28/05	89,708
	8/02/05	53,825
	10/17/05	77,106
	7/05/06	83,603

(j)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2006, the Fund had total commitments to contribute $1,150,864 to various issuers when and if required.

(k)	At September 30, 2006, the market value of the securities on loan is $119,154,146.

(l)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $62,977,668, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $97,720,814 and net depreciation for financial reporting purposes was $34,743,146. At September 30, 2006, aggregate cost for financial reporting purposes was $696,295,308.
ABBREVIATIONS:
ADR  — American Depositary Receipt
FFCB — Federal Farm Credit Bank

6

At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.2%	$452,869,615
China	11.6	62,577,909
India	1.4	7,461,390
Brazil	0.9	4,600,055
Canada	0.3	1,857,231
United Kingdom	0.0 #	87,600

TOTAL COMMON STOCKS	98.4	529,453,800
LIMITED PARTNERSHIPS	0.9	5,065,171
PREFERRED STOCK	0.0	0
REPURCHASE AGREEMENT	0.7	4,029,000
COLLATERAL FOR SECURITIES ON LOAN	22.9	123,004,191

TOTAL INVESTMENTS	122.9%	$661,552,162

#	Amount represents less than 0.1% of net assets.

7

Munder Large-Cap Core Growth Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.4%
Consumer Discretionary — 9.5%
Auto Components — 0.9%
16,200	Johnson Controls, Inc.	$1,162,188

Hotels Restaurants & Leisure — 1.1%
53,300	Hilton Hotels Corporation (e)	1,484,405

Multiline Retail — 3.7%
23,100	J.C. Penney Company, Inc.	1,579,809
32,900	Nordstrom, Inc. (e)	1,391,670
35,400	Target Corporation	1,955,850

		4,927,329

Specialty Retail — 3.8%
21,900	Guess?, Inc. †,(e)	1,062,807
35,734	Lowe’s Companies, Inc.	1,002,696
40,566	O’Reilly Automotive, Inc. †,(e)	1,347,197
69,250	Staples, Inc.	1,684,852

		5,097,552

Total Consumer Discretionary		12,671,474

Consumer Staples — 9.7%
Beverages — 3.1%
48,600	Constellation Brands, Inc., Class A †	1,398,708
42,600	PepsiCo, Inc.	2,780,076

		4,178,784

Food & Staples Retailing — 2.7%
40,533	Wal-Mart Stores, Inc.	1,999,088
37,833	Walgreen Co.	1,679,407

		3,678,495

Household Products — 2.9%
61,534	Procter & Gamble Company (The)	3,813,877

Personal Products — 1.0%
25,800	Alberto-Culver Company	1,305,222

Total Consumer Staples		12,976,378

1

Energy — 9.8%
Energy Equipment & Services — 1.8%
28,400	BJ Services Company	855,692
7,119	Noble Corporation	456,898
16,600	Schlumberger Limited	1,029,698

		2,342,288

Oil, Gas & Consumable Fuels — 8.0%
10,100	BP PLC, ADR (e)	662,358
28,400	ConocoPhillips	1,690,652
28,400	Denbury Resources Inc. †	820,760
71,100	Exxon Mobil Corporation	4,770,810
13,000	Peabody Energy Corporation	478,140
14,500	Ultra Petroleum Corp. †,(e)	697,595
15,500	Valero Energy Corporation	797,785
19,600	XTO Energy Inc.	825,748

		10,743,848

Total Energy		13,086,136

Financials — 21.3%
Capital Markets — 3.6%
62,500	E*TRADE Financial Corporation †	1,495,000
16,500	Franklin Resources, Inc.	1,744,875
26,600	State Street Corporation	1,659,840

		4,899,715

Commercial Banks — 2.2%
81,600	Wells Fargo & Company	2,952,288

Consumer Finance — 3.0%
38,700	American Express Company	2,170,296
34,900	SLM Corporation	1,814,102

		3,984,398

Diversified Financial Services — 3.7%
62,800	Bank of America Corporation	3,364,196
32,000	CIT Group Inc.	1,556,160

		4,920,356

Insurance — 6.4%
50,381	American International Group, Inc.	3,338,245
49,700	Manulife Financial Corporation (e)	1,603,322
29,600	Prudential Financial, Inc.	2,257,000
38,475	W. R. Berkley Corporation	1,361,630

		8,560,197

Real Estate Management & Development — 1.0%
53,400	CB Richard Ellis Group, Inc. †	1,313,640

2

Thrifts & Mortgage Finance — 1.4%
24,900	Golden West Financial Corporation	1,923,525

Total Financials		28,554,119

Health Care — 13.8%
Biotechnology — 3.9%
30,855	Amgen Inc. †	2,207,058
15,800	Genentech, Inc. †	1,306,660
25,400	Gilead Sciences, Inc. †	1,744,980

		5,258,698

Health Care Equipment & Supplies — 1.2%
32,300	Stryker Corporation	1,601,757

Health Care Providers & Services — 5.1%
32,043	Caremark Rx, Inc.	1,815,877
14,200	Quest Diagnostics Incorporated	868,472
42,844	UnitedHealth Group, Inc.	2,107,924
26,100	WellPoint, Inc. †	2,011,005

		6,803,278

Pharmaceuticals — 3.6%
53,273	Johnson & Johnson	3,459,549
22,400	Novartis AG, ADR	1,309,056

		4,768,605

Total Health Care		18,432,338

Industrials — 11.5%
Aerospace & Defense — 3.5%
16,463	L-3 Communications Holdings, Inc.	1,289,547
21,500	Precision Castparts Corp.	1,357,940
33,200	United Technologies Corporation	2,103,220

		4,750,707

Electrical Equipment — 1.3%
21,600	Emerson Electric Co.	1,811,376

Industrial Conglomerates — 3.1%
116,048	General Electric Company	4,096,494

Machinery — 2.8%
33,200	Danaher Corporation	2,279,844
31,900	Terex Corporation †	1,442,518

		3,722,362

Road & Rail — 0.8%
23,000	Norfolk Southern Corporation	1,013,150

Total Industrials		15,394,089

Information Technology — 14.8%
Communications Equipment — 2.1%
122,917	Cisco Systems, Inc. †	2,827,091

3

Computers & Peripherals — 3.6%
30,800	Apple Computer, Inc. †	2,372,524
65,700	Hewlett-Packard Company	2,410,533

		4,783,057

Information Technology Services — 2.2%
52,100	Accenture Ltd., Class A	1,652,091
35,400	Satyam Computer Services Ltd., ADR (e)	1,369,626

		3,021,717

Internet Software & Services — 1.7%
5,600	Google Inc., Class A †	2,250,640

Semiconductors & Semiconductor Equipment — 3.4%
40,200	MEMC Electronic Materials, Inc. †	1,472,526
36,000	Microchip Technology, Inc.	1,167,120
57,100	Texas Instruments Incorporated	1,898,575

		4,538,221

Software — 1.8%
133,600	Oracle Corporation †	2,370,064

Total Information Technology		19,790,790

Materials — 3.5%
Chemicals — 1.5%
33,200	Praxair, Inc.	1,964,112

Construction Materials — 0.9%
30,600	Florida Rock Industries, Inc. (e)	1,184,526

Metals & Mining — 1.1%
13,700	Carpenter Technology Corporation (e)	1,472,887

Total Materials		4,621,525

Telecommunication Services — 1.0%
Wireless Telecommunication Services — 1.0%
24,900	ALLTEL Corporation	1,381,950

Utilities — 1.5%
Electric Utilities — 1.5%
34,300	Exelon Corporation	2,076,522

TOTAL COMMON STOCKS
(Cost $104,510,677)		128,985,321

4

Principal
Amount

REPURCHASE AGREEMENT(c) — 3.7%
(Cost $4,937,000)
$4,937,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $4,938,995 on 10/02/2006, collateralized by $5,005,000 FFCB, 4.875% maturing 12/16/2015 (value $5,036,281)	4,937,000

COLLATERAL FOR SECURITIES ON LOAN(d) — 7.4%
(Cost $9,976,433)
9,976,433	State Street Navigator Securities Trust – Prime Portfolio (f)	9,976,433

TOTAL INVESTMENTS
(Cost $119,424,110)(g)	107.5%	$143,898,754

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted

5

daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	At September 30, 2006, the market value of the securities on loan is $9,227,158.

(g)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,097,947, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $623,303 and net appreciation for financial reporting purposes was $24,474,644. At September 30, 2006, aggregate cost for financial reporting purposes was $119,424,110.

ABBREVIATIONS:
ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank

6

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 98.1%
Consumer Discretionary — 8.4%
Auto Components — 1.0%
15,615	Magna International, Inc., Class A	$1,140,363

Automobiles — 0.9%
17,210	Harley-Davidson, Inc.	1,079,928

Leisure Equipment & Products — 0.8%
39,620	Hasbro, Inc.	901,355

Media — 4.0%
67,664	Comcast Corporation, Class A Special †	2,490,712
15,120	Omnicom Group, Inc.	1,415,232
47,030	Time Warner Inc.	857,357

		4,763,301

Multiline Retail — 1.0%
27,770	Federated Department Stores, Inc.	1,199,942

Textiles, Apparel & Luxury Goods — 0.7%
9,560	NIKE, Inc., Class B	837,647

Total Consumer Discretionary		9,922,536

Consumer Staples — 5.8%
Food & Staples Retailing — 2.5%
51,830	CVS Corporation	1,664,779
54,890	Kroger Co. (The)	1,270,155

		2,934,934

Food Products — 2.8%
17,440	Cadbury Schweppes PLC, ADR (e)	745,909
34,350	Campbell Soup Company (e)	1,253,775
21,920	General Mills, Inc.	1,240,672

		3,240,356

Personal Products — 0.5%
11,990	Alberto-Culver Company	606,574

Total Consumer Staples		6,781,864

Energy — 13.4%
Energy Equipment & Services — 1.6%
12,750	National-Oilwell Varco Inc. †	746,512
16,620	Noble Corporation	1,066,672

		1,813,184

1

Oil, Gas & Consumable Fuels — 11.8%
32,880	Apache Corporation	2,078,016
26,098	Chevron Corporation	1,692,716
47,370	ConocoPhillips	2,819,936
74,849	Exxon Mobil Corporation	5,022,368
12,860	Marathon Oil Corporation	988,934
20,440	Total SA, ADR	1,347,814

		13,949,784

Total Energy		15,762,968

Financials — 36.4%
Capital Markets — 6.7%
39,430	Bank of New York Company, Inc. (The)	1,390,302
6,710	Franklin Resources, Inc.	709,582
12,021	Goldman Sachs Group, Inc. (The)	2,033,593
47,660	Merrill Lynch & Co., Inc.	3,727,965

		7,861,442

Commercial Banks — 4.9%
33,480	U.S. Bancorp	1,112,205
68,650	Wachovia Corporation	3,830,670
10,990	Zions Bancorporation	877,112

		5,819,987

Consumer Finance — 1.2%
25,400	American Express Company	1,424,432

Diversified Financial Services — 13.4%
105,322	Bank of America Corporation	5,642,100
32,550	CIT Group Inc.	1,582,906
68,031	Citigroup, Inc.	3,379,100
109,539	JPMorgan Chase & Co.	5,143,951

		15,748,057

Insurance — 5.8%
30,756	ACE Limited	1,683,276
15,220	Allstate Corporation (The)	954,750
34,084	American International Group, Inc.	2,258,406
22,760	Hartford Financial Services Group, Inc.	1,974,430

		6,870,862

Real Estate Investment Trusts (REITs) — 1.1%
22,380	ProLogis	1,277,003

Thrifts & Mortgage Finance — 3.3%
52,340	PMI Group, Inc. (The) (e)	2,293,016
36,260	Washington Mutual, Inc.	1,576,222

		3,869,238

Total Financials		42,871,021

2

Health Care — 8.9%
Health Care Providers & Services — 2.9%
20,180	Caremark Rx, Inc.	1,143,601
14,390	Quest Diagnostics Incorporated	880,092
17,498	WellPoint, Inc. †	1,348,221

		3,371,914

Pharmaceuticals — 6.0%
21,690	AstraZeneca PLC, ADR	1,355,625
20,390	Johnson & Johnson	1,324,127
116,250	Pfizer, Inc.	3,296,850
22,530	Wyeth	1,145,425

		7,122,027

Total Health Care		10,493,941

Industrials — 7.2%
Aerospace & Defense — 2.1%
39,108	United Technologies Corporation	2,477,492

Commercial Services & Supplies — 0.9%
31,670	ARAMARK Corporation, Class B	1,040,676

Industrial Conglomerates — 1.1%
37,010	General Electric Company	1,306,453

Machinery — 3.1%
25,270	Danaher Corporation	1,735,291
14,610	Eaton Corporation	1,005,899
16,020	PACCAR Inc	913,460

		3,654,650

Total Industrials		8,479,271

Information Technology — 4.9%
Communications Equipment — 0.7%
34,630	Motorola, Inc.	865,750

Computers & Peripherals — 0.8%
11,078	International Business Machines Corporation	907,731

Electronic Equipment & Instruments — 0.9%
17,130	Amphenol Corporation, Class A	1,060,861

Information Technology Services — 1.2%
46,710	Accenture Ltd., Class A	1,481,174

Semiconductors & Semiconductor Equipment — 1.3%
48,330	Micron Technology, Inc. †	840,942
67,124	Taiwan Semiconductor Manufacturing Company Limited, ADR	644,391

		1,485,333

Total Information Technology		5,800,849

3

Materials — 3.5%
Chemicals — 3.5%
14,170	BASF AG, ADR (e)	1,135,017
13,690	PPG Industries, Inc.	918,325
21,318	Praxair, Inc.	1,261,173
17,920	Scotts Miracle-Gro Company (The) (e)	797,261

		4,111,776

Telecommunication Services — 4.5%
Diversified Telecommunication Services — 3.7%
46,416	AT&T Inc.	1,511,305
62,380	BellSouth Corporation	2,666,745
17,732	Windstream Corporation	233,885

		4,411,935

Wireless Telecommunication Services — 0.8%
17,151	ALLTEL Corporation	951,880

Total Telecommunication Services		5,363,815

Utilities — 5.1%
Electric Utilities — 3.2%
18,180	American Electric Power Company, Inc.	661,206
9,815	Edison International	408,697
19,742	Exelon Corporation	1,195,181
16,990	FirstEnergy Corp.	949,061
12,108	FPL Group, Inc.	544,860

		3,759,005

Gas Utilities — 0.3%
9,666	Equitable Resources, Inc.	338,117

Multi-Utilities — 1.6%
9,310	Dominion Resources, Inc.	712,122
25,663	Duke Energy Corporation	775,022
10,062	Wisconsin Energy Corporation	434,075

		1,921,219

Total Utilities		6,018,341

TOTAL COMMON STOCKS (Cost $90,467,148)		115,606,382

Principal
Amount

REPURCHASE AGREEMENT(c) — 1.8%
(Cost $2,179,000)
$2,179,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $2,179,881 on 10/02/2006, collateralized by $2,210,000 FFCB 4.875%, maturing 12/16/2015 (value $2,223,813)	2,179,000

4

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 3.4%
(Cost $3,961,414)
3,961,414	State Street Navigator Securities Lending Trust – Prime Portfolio (f)	3,961,414

TOTAL INVESTMENTS
(Cost $96,607,562)(g)	103.3%	$121,746,796

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	At September 30, 2006, the market value of the securities on loan is $3,881,530.

5

(g)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,504,960, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $365,726 and net appreciation for financial reporting purposes was $25,139,234. At September 30, 2006, aggregate cost for financial reporting purposes was $96,607,562.
ABBREVIATIONS:
ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank
At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.0%	$106,072,814
Bermuda	2.7	3,164,450
United Kingdom	1.8	2,101,534
France	1.1	1,347,814
Canada	1.0	1,140,363
Germany	1.0	1,135,017
Taiwan	0.5	644,390

TOTAL COMMON STOCKS	98.1	115,606,382
REPURCHASE AGREEMENT	1.8	2,179,000
COLLATERAL FOR SECURITIES ON LOAN	3.4	3,961,414

TOTAL INVESTMENTS	103.3%	$121,746,796

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.9%
Consumer Discretionary — 12.3%
Auto Components — 3.9%
307,600	Drew Industries Incorporated †,(e)	$7,769,976
268,200	Noble International, Ltd. (e)	3,355,182
217,300	Spartan Motors, Inc. (e)	4,091,759
233,700	Tenneco Automotive, Inc. †	5,466,243

		20,683,160

Diversified Consumer Services — 0.2%
22,300	Steiner Leisure Limited †,(e)	937,715

Hotels, Restaurants & Leisure — 2.7%
106,031	Monarch Casino & Resort, Inc. †,(e)	2,055,941
674,221	Progressive Gaming International Corporation †,(e)	5,528,612
100,400	Shuffle Master, Inc. †,(e)	2,711,804
1,148,700	Youbet.com, Inc. †,(e)	4,296,138

		14,592,495

Household Durables — 1.4%
141,600	Cavco Industries, Inc. †,(e)	4,461,816
238,900	Orleans Homebuilders, Inc. (e)	2,802,297

		7,264,113

Leisure Equipment & Products — 2.0%
438,800	Cybex International, Inc. †,(e)	2,918,020
299,500	MarineMax, Inc. †,(e)	7,622,275

		10,540,295

Multiline Retail — 0.6%
165,500	Conn’s, Inc. †,(e)	3,453,985

Specialty Retail — 1.1%
124,100	Hibbett Sporting Goods, Inc. †,(e)	3,248,938
95,600	Lithia Motors, Inc., Class A (e)	2,363,232

		5,612,170

Textiles, Apparel & Luxury Goods — 0.4%
44,900	Deckers Outdoor Corporation †,(e)	2,124,668

Total Consumer Discretionary		65,208,601

1

Energy — 8.8%
Energy Equipment & Services — 3.4%
183,600	Enerflex Systems Ltd. †	4,517,110
830,400	Pason Systems, Inc.	11,723,294
75,800	Warrior Energy Service Corporation †,(e)	1,951,850

		18,192,254

Oil, Gas & Consumable Fuels — 5.4%
74,850	Atlas America, Inc. †,(e)	3,194,598
707,600	Brigham Exploration Company †,(e)	4,790,452
115,318	Horizon North Logistics, Inc. †	335,302
228,700	Mariner Energy, Inc. †,(e)	4,201,219
301,500	Petrohawk Energy Corporation †,(e)	3,129,570
423,200	Southwestern Energy Company †,(e)	12,640,984

		28,292,125

Total Energy		46,484,379

Financials — 30.5%
Capital Markets — 0.6%
256,000	Patriot Capital Funding, Inc. (e)	3,409,920

Commercial Banks — 2.7%
88,600	Bank of the Ozarks, Inc. (e)	3,000,882
127,920	Capital Corp Of The West (e)	3,968,078
179,525	Center Financial Corporation (e)	4,269,105
78,338	Mercantile Bank Corporation (e)	3,098,268

		14,336,333

Consumer Finance — 2.0%
305,100	First Cash Financial Services, Inc. †,(e)	6,282,009
278,800	United PanAm Financial Corp. †,(e)	4,315,824

		10,597,833

Insurance — 5.0%
372,300	AmCOMP Incorporated †	3,618,756
139,000	Hub International Limited	4,019,880
75,000	National Interstate Corporation (e)	1,845,000
384,700	Republic Companies Group, Inc.	7,655,530
274,678	Tower Group, Inc. (e)	9,160,511

		26,299,677

Real Estate Investment Trusts (REITs) — 19.9%
951,800	Aames Investment Corporation (e)	3,350,336
455,200	Alesco Financial Trust, 144A (f),(g),(h),(i)	5,007,200
396,400	American Home Mortgage Investment Corp. (e)	13,822,468
653,900	Ashford Hospitality Trust, Inc. (e)	7,801,027
162,800	Corporate Office Properties Trust (e)	7,286,928
1,800,000	ECC Capital Corporation (e)	1,836,000
239,822	Feldman Mall Properties, Inc. (e)	2,645,237
120,400	First Potomac Realty Trust (e)	3,638,488
177,900	Gramercy Capital Corp. (e)	4,484,859

2

351,500	Hersha Hospitality Trust, Class A (e)	3,374,400
779,900	HomeBanc Corp. (e)	4,796,385
393,100	JER Investors Trust Inc. (e)	6,745,596
330,400	KKR Financial Corp. (e)	8,108,016
327,600	Luminent Mortgage Capital, Inc. (e)	3,371,004
408,400	Medical Properties Trust, Inc. (e)	5,468,476
399,530	Newcastle Investment Corp. (e)	10,951,117
632,800	NorthStar Realty Finance Corp. (e)	8,036,560
309,500	Taberna Realty Finance Trust, 144A (f),(g),(h),(i)	4,571,285

		105,295,382

Real Estate Management & Development — 0.3%
261,200	Asset Capital Corp., Inc., 144A (f),(g),(h),(i)	1,687,352

Total Financials		161,626,497

Health Care — 7.5%
Health Care Equipment & Supplies — 3.5%
259,010	Neogen Corporation †,(e)	5,610,157
79,175	Orthofix International N.V. †	3,600,087
38,000	Palomar Medical Technologies Inc. †,(e)	1,603,600
174,800	PolyMedica Corporation (e)	7,483,188

		18,297,032

Health Care Providers & Services — 2.1%
233,600	Air Methods Corporation †,(e)	5,512,960
72,700	LCA-Vision, Inc. (e)	3,003,237
162,900	Psychemedics Corp.	2,749,752

		11,265,949

Life Sciences Tools & Services — 0.5%
253,100	MEDTOX Scientific, Inc. †	2,487,973
13,900	Molecular Devices Corporation †,(e)	257,011

		2,744,984

Pharmaceuticals — 1.4%
240,900	Matrixx Initiatives, Inc. †,(e)	4,584,327
206,900	Salix Pharmaceuticals, Ltd. †,(e)	2,805,564

		7,389,891

Total Health Care		39,697,856

Industrials — 17.7%
Aerospace & Defense — 3.9%
229,073	Ceradyne, Inc. †,(e)	9,412,609
579,000	Essex Corporation †,(e)	10,074,600
600,000	TVI Corporation †,(e)	1,266,000

		20,753,209

Building Products — 1.4%
262,000	PGT, Inc. †	3,683,720
78,300	Universal Forest Products, Inc. (e)	3,840,615

		7,524,335

3

Commercial Services & Supplies — 0.8%
179,400	Team, Inc. †,(e)	4,495,764

Construction & Engineering — 0.2%
53,442	Stantec Inc. †	982,264

Industrial Conglomerates — 1.3%
224,500	Raven Industries, Inc. (e)	6,737,245

Machinery — 4.6%
157,500	Actuant Corporation, Class A (e)	7,890,750
76,800	Cascade Corporation (e)	3,505,920
357,400	Commercial Vehicle Group, Inc. †,(e)	6,883,524
76,800	Middleby Corporation (The) †,(e)	5,918,208

		24,198,402

Road & Rail — 4.4%
229,074	Genesee & Wyoming, Inc., Class A †,(e)	5,319,098
388,199	Marten Transport, Ltd. †,(e)	6,634,321
385,420	Old Dominion Freight Line, Inc. †,(e)	11,574,163

		23,527,582

Trading Companies & Distributors — 1.1%
368,700	Rush Enterprises, Inc., Class B †	5,748,033

Total Industrials		93,966,834

Information Technology — 17.2%
Communications Equipment — 2.3%
554,100	Digi International, Inc. †,(e)	7,480,350
231,500	NETGEAR, Inc. †,(e)	4,766,585

		12,246,935

Computers & Peripherals — 1.6%
381,485	Rimage Corporation †,(e)	8,552,894

Electronic Equipment & Instruments — 2.6%
323,349	ID Systems, Inc. †,(e)	7,640,737
37,100	Multi-Fineline Electronix, Inc. †,(e)	941,227
435,300	TTM Technologies, Inc. †,(e)	5,093,010

		13,674,974

Information Technology Services — 2.4%
149,700	ManTech International Corporation, Class A †,(e)	4,941,597
234,700	SI International, Inc. †,(e)	7,505,706

		12,447,303

Internet Software & Services — 2.6%
410,300	Hurray! Holding Co., Ltd., ADR †	2,564,375
292,200	j2 Global Communications, Inc. †,(e)	7,939,074
150,000	Websense, Inc. †,(e)	3,241,500

		13,744,949

Semiconductors & Semiconductor Equipment — 4.2%
50,200	ADE Corporation †	1,607,404
235,349	Diodes Incorporated †,(e)	10,160,016

4

221,700	Silicon Motion Technology Corporation, ADR †,(e)	3,686,871
477,600	Ultra Clean Holdings, Inc. †,(e)	5,100,768
341,800	White Electronic Designs Corporation †	1,698,746

		22,253,805

Software — 1.5%
300,700	KongZhong Corporation, ADR †	2,183,082
393,400	Sonic Solutions †,(e)	5,995,416

		8,178,498

Total Information Technology		91,099,358

Materials — 2.5%
Chemicals — 1.3%
621,000	Landec Corporation †,(e)	6,706,800

Metals & Mining — 1.2%
200,400	Novamerican Steel Inc. †	6,693,360

Total Materials		13,400,160

Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
344,700	Linktone Ltd., ADR †	1,771,758

TOTAL COMMON STOCKS
(Cost $380,960,651)		513,255,443

INVESTMENT COMPANY SECURITIES — 1.5%
Energy — 1.5%
Oil, Gas & Consumable Fuels — 0.5%
174,500	NGP Capital Resources Company (e)	2,545,955

Energy Equipment & Services — 1.0%
273,100	Mullen Group Income Fund	5,443,675

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,201,812)		7,989,630

Principal Amount

REPURCHASE AGREEMENT(c) — 1.1%
(Cost $5,912,000)
$5,912,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $5,914,389 on 10/02/2006, collateralized by $5,995,000 FFCB, 4.875% maturing 12/16/2015 (value $6,032,469)	5,912,000

5

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.9%
(Cost $121,502,015)
121,502,015	State Street Navigator Securities Trust — Prime Portfolio (j)	121,502,015

TOTAL INVESTMENTS
(Cost $513,576,478)(k)	122.4%	$648,659,088

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2006 (see note (b) above). At September 30, 2006, these securities represent $11,265,837, 2.1% of net assets.

6

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $11,265,837, 2.1% of net assets.

	Acquisition
Security	Date	Cost

Alesco Financial Trust, 144A	01/25/06	$3,100,000
	04/28/06	1,603,008
Asset Capital Corp., Inc., 144A	06/23/05	2,220,200
Taberna Realty Finance Trust, 144A	08/04/05	1,892,400
	09/12/05	839,130
	09/14/05	112,050
	09/19/05	34,860
	09/21/05	903,870

(j)	At September 30, 2006, the market value of the securities on loan is $117,733,472.

(k)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $157,799,251, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $22,716,641 and net appreciation for financial reporting purposes was $135,082,610. At September 30, 2006, aggregate cost for financial reporting purposes was $513,576,478.
ABBREVIATIONS:
ADR   — American Depositary Receipt
FFCB  — Federal Farm Credit Bank

7

At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.5%	$474,260,225
Canada	4.6	24,251,330
China	1.2	6,519,215
Taiwan	0.7	3,686,871
Netherlands	0.7	3,600,087
Bahamas	0.2	937,715

TOTAL COMMON STOCKS	96.9	513,255,443
INVESTMENT COMPANY SECURITIES	1.5	7,989,630
REPURCHASE AGREEMENT	1.1	5,912,000
COLLATERAL FOR SECURITIES ON LOAN	22.9	121,502,015

TOTAL INVESTMENTS	122.4%	$648,659,088

8

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 95.0%
Consumer Discretionary — 14.5%
Automobiles — 1.1%
643,900	Thor Industries, Inc. (e)	$26,509,363

Diversified Consumer Services — 0.8%
630,700	Sotheby’s	20,333,768

Hotels Restaurants & Leisure — 1.9%
1,280,700	Penn National Gaming, Inc. †	46,771,164

Household Durables — 3.1%
755,300	Jarden Corporation †,(e)	24,902,241
476,100	KB HOME (e)	20,853,180
878,700	Pulte Homes, Inc. (e)	27,995,382

		73,750,803

Specialty Retail — 7.6%
846,300	Dick’s Sporting Goods, Inc. †,(e)	38,523,576
914,300	GameStop Corporation, Class A †,(e)	42,313,804
827,874	Jos. A. Bank Clothiers, Inc. †,(e)	24,803,105
683,600	Tiffany & Co.	22,695,520
573,400	Tractor Supply Company †,(e)	27,672,284
1,093,300	United Auto Group, Inc. (e)	25,583,220

		181,591,509

Total Consumer Discretionary		348,956,607

Consumer Staples — 3.1%
Beverages — 1.6%
1,355,600	Constellation Brands, Inc., Class A †	39,014,168

Food Products — 1.5%
1,356,700	Flowers Foods, Inc.	36,468,096

Total Consumer Staples		75,482,264

Energy — 7.4%
Energy Equipment & Services — 4.7%
654,400	Helmerich & Payne, Inc.	15,070,832
697,800	National Oilwell Varco, Inc. †,(e)	40,856,190
233,600	Noble Corporation	14,992,448
503,500	Oil States International, Inc. †,(e)	13,846,250
356,400	Superior Energy Services, Inc. †	9,359,064
421,224	Weatherford International Ltd. †	17,573,465

		111,698,249

1

Oil, Gas & Consumable Fuels — 2.7%
1,006,300	Chesapeake Energy Corporation (e)	29,162,574
867,433	XTO Energy Inc.	36,544,952

		65,707,526

Total Energy		177,405,775

Financials — 15.1%
Capital Markets — 4.4%
458,200	Affiliated Managers Group, Inc. †,(e)	45,870,402
177,300	BlackRock, Inc.	26,417,700
1,748,300	TD AMERITRADE Holding Corporation †	32,955,455

		105,243,557

Commercial Banks — 2.3%
531,900	Compass Bancshares, Inc.	30,307,662
401,800	HDFC Bank Limited, ADR (e)	24,529,890

		54,837,552

Diversified Financial Services — 1.4%
73,800	Chicago Mercantile Exchange Holdings Inc.	35,294,850

Insurance — 2.6%
655,100	ProAssurance Corporation †,(e)	32,283,328
691,400	StanCorp Financial Group, Inc.	30,857,182

		63,140,510

Real Estate Investment Trusts (REITs) — 2.9%
863,100	American Home Mortgage Investment Corp. (e)	30,096,297
776,500	Global Signal Inc. (e)	39,275,370

		69,371,667

Thrifts & Mortgage Finance — 1.5%
822,600	PMI Group, Inc. (The)	36,038,106

Total Financials		363,926,242

Health Care — 11.8%
Biotechnology — 2.2%
602,600	Gilead Sciences, Inc. †	41,398,620
312,100	Vertex Pharmaceuticals Incorporated †,(e)	10,502,165

		51,900,785

Health Care Equipment & Supplies — 3.9%
794,600	Cytyc Corporation †	19,451,808
755,200	Hologic, Inc. †,(e)	32,866,304
1,035,000	ResMed, Inc. †,(e)	41,658,750

		93,976,862

2

Health Care Providers & Services — 5.3%
528,100	Coventry Health Care, Inc. †,(e)	27,207,712
191,500	DaVita, Inc. †	11,082,105
434,100	Laboratory Corporation of America Holdings †	28,463,937
408,000	Psychiatric Solutions, Inc. †,(e)	13,908,720
1,328,300	VCA Antech, Inc. †	47,898,498

		128,560,972

Life Sciences Tools & Services — 0.4%
307,000	Nektar Therapeutics †,(e)	4,423,870
99,700	Techne Corporation †	5,070,742

		9,494,612

Total Health Care		283,933,231

Industrials — 16.3%
Aerospace & Defense — 2.8%
212,500	Ceradyne, Inc. †,(e)	8,731,625
756,100	L-3 Communications Holdings, Inc.	59,225,313

		67,956,938

Commercial Services & Supplies — 3.0%
806,800	Mobile Mini, Inc. †,(e)	22,921,188
713,700	Stericycle, Inc. †,(e)	49,809,123

		72,730,311

Construction & Engineering — 2.3%
987,400	EMCOR Group, Inc. †	54,149,016

Industrial Conglomerates — 1.7%
995,475	McDermott International, Inc. †	41,610,855

Machinery — 3.0%
603,000	Graco Inc.	23,553,180
969,000	Oshkosh Truck Corporation	48,905,430

		72,458,610

Marine — 1.6%
641,700	American Commercial Lines Inc. †,(e)	38,149,065

Road & Rail — 1.9%
1,499,025	Old Dominion Freight Line, Inc. †,(e)	45,015,721

Total Industrials		392,070,516

Information Technology — 16.0%
Communications Equipment — 0.3%
199,002	CommScope, Inc. †	6,539,206

Computers & Peripherals — 1.0%
1,142,600	Logitech International S.A., ADR †,(e)	24,862,976

Electronic Equipment & Instruments — 0.7%
1,250,400	Cogent, Inc. †,(e)	17,167,992

3

Information Technology Services — 5.3%
686,700	Cognizant Technology Solutions Corporation, Class A †	50,857,002
720,000	Euronet Worldwide, Inc. †,(e)	17,676,000
931,100	SRA International, Inc. †,(e)	27,988,866
1,260,100	Wright Express Corporation †,(e)	30,318,006

		126,839,874

Internet Software & Services — 4.1%
569,800	Akamai Technologies, Inc. †	28,484,302
1,201,800	aQuantive, Inc. †,(e)	28,386,516
1,494,800	j2 Global Communications, Inc. †,(e)	40,613,716

		97,484,534

Semiconductors & Semiconductor Equipment — 2.8%
603,700	FormFactor, Inc. †,(e)	25,433,881
697,500	Microchip Technology, Inc.	22,612,950
1,004,600	Veeco Instruments Inc. †,(e)	20,242,690

		68,289,521

Software — 1.8%
1,518,100	Blackbaud, Inc. (e)	33,383,019
401,400	NAVTEQ Corporation †	10,480,554

		43,863,573

Total Information Technology		385,047,676

Materials — 4.6%
Chemicals — 3.0%
893,500	Airgas, Inc.	32,317,895
457,100	Praxair, Inc.	27,042,036
401,500	Syngenta AG, ADR	12,117,270

		71,477,201

Metals & Mining — 1.6%
446,000	Phelps Dodge Corporation	37,776,200

Total Materials		109,253,401

Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
303,000	NII Holdings, Inc. †	18,834,480

Utilities — 5.4%
Electric Utilities — 2.4%
251,200	Entergy Corporation	19,651,376
426,400	ITC Holdings Corp. (e)	13,303,680
1,075,800	Northeast Utilities	25,033,866

		57,988,922

4

Gas Utilities — 3.0%
1,219,100	Equitable Resources, Inc.	42,644,118
566,600	New Jersey Resources Corporation (e)	27,933,380

		70,577,498

Total Utilities		128,566,420

TOTAL COMMON STOCKS
(Cost $2,097,705,904)		2,283,476,612

INVESTMENT COMPANY SECURITIES — 2.6%
Energy — 1.1%
Energy Equipment & Services — 1.1%
865,500	Precision Drilling Trust (e)	26,674,710

Multi-Industry — 1.5%
Multi-Industry — 1.5%
262,265	Midcap SPDR Trusttm, Series 1 (e)	36,166,344

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $64,560,953)		62,841,054

Principal
Amount

REPURCHASE AGREEMENT(c) — 2.4%
(Cost $57,153,000)
$57,153,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $57,176,099 on 10/02/2006, collateralized by $57,510,000 FHLMC, 5.500% maturing 11/16/2015 (value $58,300,763)	57,153,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 22.1%
(Cost $532,559,271)
532,559,271	State Street Navigator Securities Trust – Prime Portfolio (f)	532,559,271

TOTAL INVESTMENTS
(Cost $2,751,979,128)(g)	122.1%	$2,936,029,937

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using

5

broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	At September 30, 2006, the market value of the securities on loan is $515,954,064.

(g)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $259,559,079, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $75,508,270 and net appreciation for financial reporting purposes was $184,050,809. At September 30, 2006, aggregate cost for financial reporting purposes was $2,751,979,128.

ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
SPDR  — Standard & Poor’s® Depositary Receipt

6

Munder Real Estate Equity Investment Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 97.5%
Apartments — 18.0%
23,650	Apartment Investment and Management Company, Class A	$1,286,797
64,460	Archstone-Smith Trust	3,509,202
16,759	AvalonBay Communities, Inc.	2,017,784
29,250	Camden Property Trust	2,223,292
65,625	Equity Residential	3,319,312
6,050	Essex Property Trust, Inc.	734,470
26,600	Mid-America Apartment Communities, Inc.	1,628,452

		14,719,309

Diversified — 10.6%
17,800	Colonial Properties Trust	851,018
64,625	Newcastle Investment Corp.	1,771,372
113,400	NorthStar Realty Finance Corp.	1,440,180
35,625	RAIT Investment Trust	1,027,781
58,600	Taberna Realty Finance Trust, 144A (d),(e),(f),(g)	865,516
25,075	Vornado Realty Trust	2,733,175

		8,689,042

Healthcare — 4.8%
16,950	Health Care REIT, Inc.	678,170
103,300	Medical Properties Trust, Inc.	1,383,187
47,375	Ventas, Inc.	1,825,832

		3,887,189

Industrial — 6.5%
9,900	AMB Property Corporation	545,589
53,650	First Potomac Realty Trust	1,621,303
55,650	ProLogis	3,175,389

		5,342,281

Lodging/Resorts — 9.1%
99,325	Ashford Hospitality Trust, Inc.	1,184,947
43,750	Hersha Hospitality Trust	420,000
125,450	Host Hotels & Resorts, Inc.	2,876,569
55,700	LaSalle Hotel Properties	2,414,038
18,300	Sunstone Hotel Investors, Inc.	543,876

		7,439,430

Mixed — 0.7%
9,225	PS Business Parks, Inc.	556,268

1

Office — 16.6%
15,350	Alexandria Real Estate Equities, Inc.	1,439,830
40,600	BioMed Realty Trust, Inc.	1,231,804
29,950	Boston Properties, Inc.	3,095,033
49,625	Columbia Equity Trust, Inc.	826,256
39,050	Corporate Office Properties Trust	1,747,878
32,624	Equity Office Properties Trust	1,297,130
53,175	Reckson Associates Realty Corp.	2,275,890
44,200	Republic Property Trust	487,084
10,100	SL Green Realty Corp.	1,128,170

		13,529,075

Regional Malls — 9.9%
9,925	CBL & Associates Properties, Inc.	415,957
69,300	Feldman Mall Properties, Inc.	764,379
51,995	General Growth Properties, Inc.	2,477,561
48,919	Simon Property Group, Inc.	4,433,040

		8,090,937

Self Storage — 5.7%
33,000	Public Storage, Inc.	2,837,670
18,000	Sovran Self Storage, Inc.	999,900
37,500	U-Store-It Trust	804,750

		4,642,320

Shopping Centers — 8.6%
31,425	Developers Diversified Realty Corporation	1,752,258
20,175	Equity One, Inc.	483,595
58,674	Kimco Realty Corporation	2,515,354
48,100	Kite Realty Group Trust	819,624
13,275	Regency Centers Corporation	912,789
13,350	Weingarten Realty Investors	574,317

		7,057,937

Specialty — 7.0%
29,400	Gramercy Capital Corp.	741,174
88,800	JER Investors Trust Inc.	1,523,808
98,625	KKR Financial Corp.	2,420,258
114,700	Sunset Financial Resources Inc.	991,008

		5,676,248

TOTAL COMMON STOCKS
(Cost $44,118,534)		79,630,036

2

PREFERRED STOCK 1.1%
(Cost $1,000,000)
Mixed 1.1%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (d),(e),(f),(g)	930,000

TOTAL INVESTMENTS
(Cost $45,118,534)(h)	98.6%	$80,560,036

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate, such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2006 (see note (c) above). At September 30, 2006, these securities represent $1,795,516, 2.2% of net assets.

(e)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities

3

subject to restrictions on resale that have not been deemed to be liquid represent $1,795,516, 2.2% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000
Taberna Realty Finance Trust, 144A	08/04/05	472,903
	09/12/05	209,936
	09/14/05	27,329

(h)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $35,735,652, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $294,150 and net appreciation for financial reporting purposes was $35,441,502. At September 30, 2006, aggregate cost for financial reporting purposes was $45,118,534.

4

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 96.2%
Consumer Discretionary — 14.5%
Auto Components — 0.8%
5,166	ArvinMeritor, Inc. (e)	$73,564
839	Bandag, Inc. (e)	34,433
4,200	BorgWarner, Inc.	240,114
10,749	Gentex Corporation (e)	152,743
4,930	Lear Corporation (e)	102,051
2,412	Modine Manufacturing Company	58,684

		661,589

Automobiles — 0.1%
2,614	Thor Industries, Inc. (e)	107,618

Diversified Consumer Services — 1.1%
6,932	Career Education Corporation †	155,970
6,306	Corinthian Colleges, Inc. †,(e)	68,168
4,350	DeVry, Inc. †,(e)	92,525
2,417	ITT Educational Services, Inc. †	160,247
3,762	Laureate Education, Inc. †	180,049
3,320	Regis Corporation (e)	119,022
4,054	Sotheby’s	130,701

		906,682

Hotels, Restaurants & Leisure — 1.7%
5,448	Applebee’s International, Inc. (e)	117,186
2,667	Bob Evans Farms, Inc. (e)	80,757
3,097	Boyd Gaming Corporation (e)	119,049
6,055	Brinker International, Inc.	242,745
2,263	CBRL Group, Inc.	91,493
5,790	Cheesecake Factory, Incorporated (The) †,(e)	157,430
2,618	International Speedway Corporation, Class A	130,481
5,449	OSI Restaurant Partners, Inc. (e)	172,788
4,321	Ruby Tuesday, Inc. (e)	121,809
4,879	Scientific Games Corporation †	155,152

		1,388,890

Household Durables — 1.6%
4,186	American Greetings Corporation, Class A (e)	96,780
2,869	Beazer Homes USA, Inc. (e)	112,006
1,835	Blyth, Inc.	44,646
3,537	Furniture Brands International, Inc. (e)	67,345
2,668	Hovnanian Enterprises, Inc., Class A †,(e)	78,279
2,534	M.D.C. Holdings, Inc. (e)	117,704

1

3,916	Mohawk Industries, Inc. †,(e),(f)	291,546
3,196	Ryland Group, Inc. (The) (e)	138,099
9,213	Toll Brothers, Inc. †	258,701
4,443	Tupperware Corporation (e)	86,461

		1,291,567

Internet & Catalog Retail — 0.2%
4,399	Coldwater Creek Inc. †,(e)	126,515

Leisure Equipment & Products — 0.1%
4,600	Callaway Golf Company	60,306

Media — 1.3%
6,429	Belo Corp., Class A	101,643
2,677	Catalina Marketing Corporation (e)	73,618
2,372	Emmis Communications Corporation, Class A †,(e)	29,057
2,037	Entercom Communications Corporation (e)	51,332
3,643	Harte-Hanks, Inc.	95,993
3,359	Lee Enterprises Incorporated	84,781
1,761	Media General, Inc., Class A	66,425
7,055	Readers Digest Association, Inc. (The) (e)	91,433
1,869	Scholastic Corporation †	58,219
3,499	Valassis Communications, Inc. †	61,757
415	Washington Post Company (The), Class B (f)	305,855
5,133	Westwood One, Inc.	36,342

		1,056,455

Multiline Retail — 0.5%
3,412	99¢ Only Stores †,(e)	40,364
7,465	Dollar Tree Stores, Inc. †	231,116
10,028	Saks, Inc.	173,284

		444,764

Specialty Retail — 6.4%
6,448	Abercrombie & Fitch Co., Class A	448,007
7,695	Advance Auto Parts, Inc.	253,473
3,867	Aeropostale, Inc. †	113,032
9,770	American Eagle Outfitters, Inc.	428,219
5,326	AnnTaylor Stores Corporation †	222,946
3,746	Barnes & Noble, Inc.	142,123
4,541	Borders Group, Inc. (e)	92,636
7,793	CarMax, Inc. †	325,046
8,977	Charming Shoppes, Inc. †	128,192
12,854	Chico’s FAS, Inc. †,(e),(f)	276,747
6,969	Claire’s Stores, Inc.	203,216
11,390	Foot Locker, Inc.	287,598
5,503	GameStop Corporation, Class A †,(e)	254,679
9,760	Michaels Stores, Inc.	424,950
8,301	O’Reilly Automotive, Inc. †	275,676
5,075	Pacific Sunwear of California, Inc. †,(e)	76,531
4,811	Payless Shoesource, Inc. †	119,794

2

10,234	PetSmart, Inc.	283,994
6,406	Pier 1 Imports, Inc. (e)	47,533
5,107	Rent-A-Center, Inc. †	149,584
10,330	Ross Stores, Inc.	262,485
8,230	Urban Outfitters, Inc. †,(e)	145,589
8,307	Williams-Sonoma, Inc.	269,064

		5,231,114

Textiles, Apparel & Luxury Goods — 0.7%
6,956	Hanesbrands, Inc. †	156,580
4,519	Polo Ralph Lauren Corporation	292,334
3,750	Timberland Company (The), Class A †	107,887

		556,801

Total Consumer Discretionary		11,832,301

Consumer Staples — 1.9%
Beverages — 0.1%
4,431	PepsiAmericas, Inc.	94,557

Food & Staples Retailing — 0.2%
4,751	BJ’s Wholesale Club, Inc. †	138,634
2,607	Ruddick Corporation	67,860

		206,494

Food Products — 0.9%
5,354	Hormel Foods Corporation	192,637
4,200	J.M. Smucker Company (The)	201,390
1,723	Lancaster Colony Corporation	77,122
7,252	Smithfield Foods, Inc. †	195,949
1,978	Tootsie Roll Industries, Inc. (e)	57,975

		725,073

Household Products — 0.6%
4,751	Church & Dwight Co., Inc. (e)	185,812
4,200	Energizer Holdings, Inc. †	302,358

		488,170

Tobacco — 0.1%
1,885	Universal Corporation (e)	68,859

Total Consumer Staples		1,583,153

Energy — 7.8%
Energy Equipment & Services — 3.2%
8,169	Cameron International Corporation †	394,644
11,234	ENSCO International Incorporated (f)	492,386
5,016	FMC Technologies, Inc. †	269,359
9,556	Grant Prideco, Inc. †,(f)	363,415
7,553	Hanover Compressor Company †,(e)	137,616
7,701	Helmerich & Payne, Inc.	177,354
12,157	Patterson-UTI Energy, Inc.	288,850

3

11,940	Pride International, Inc. †	327,395
4,271	Tidewater, Inc.	188,735

		2,639,754

Oil, Gas & Consumable Fuels — 4.6%
10,508	Arch Coal, Inc. (e)	303,786
8,731	Denbury Resources Inc. †	252,326
4,004	Forest Oil Corporation †,(e)	126,486
9,572	Newfield Exploration Company †	368,905
12,928	Noble Energy, Inc. (f)	589,387
2,170	Overseas Shipholding Group, Inc. (e)	134,041
19,352	Peabody Energy Corporation (f)	711,766
9,130	Pioneer Natural Resources Company (f)	357,166
5,615	Plains Exploration & Production Company †	240,940
4,248	Pogo Producing Company (e)	173,956
4,030	Quicksilver Resources, Inc. †,(e)	128,557
12,311	Southwestern Energy Company †	367,730

		3,755,046

Total Energy		6,394,800

Financials — 17.8%
Capital Markets — 1.9%
5,589	A.G. Edwards, Inc.	297,782
9,301	Eaton Vance Corporation	268,427
4,836	Investors Financial Services Corp. (e)	208,335
7,392	Jefferies Group, Inc.	210,672
6,629	Raymond James Financial, Inc.	193,832
4,615	SEI Investments Company	259,317
6,203	Waddell & Reed Financial, Inc., Class A	153,524

		1,591,889

Commercial Banks — 3.3%
9,678	Associated Banc Corporation	314,535
3,697	Bank of Hawaii Corporation	178,048
3,772	Cathay General Bancorp (e)	136,169
2,957	City National Corporation (e)	198,296
11,333	Colonial BancGroup, Inc.	277,658
4,068	Cullen/Frost Bankers, Inc.	235,212
5,861	FirstMerit Corporation (e)	135,799
3,730	Greater Bay Bancorp	105,223
9,177	Mercantile Bankshares Corporation	332,850
2,528	SVB Financial Group †,(e)	112,850
8,250	TCF Financial Corporation	216,893
3,370	Texas Regional Bancshares, Inc., Class A	129,577
2,283	Westamerica Bancorporation (e)	115,314
5,026	Wilmington Trust Corporation (e)	223,908

		2,712,332

4

Consumer Finance — 0.3%
9,155	AmeriCredit Corp. †	228,783

Diversified Financial Services — 0.4%
11,875	Leucadia National Corporation (e)	310,769

Insurance — 5.2%
3,395	American Financial Group, Inc.	159,327
3,152	AmerUs Group Co. (e)	214,368
7,116	Arthur J. Gallagher & Company (e)	189,784
8,373	Brown & Brown, Inc.	255,879
4,752	Everest Re Group, Ltd.	463,463
12,903	Fidelity National Financial, Inc. (f)	537,410
7,075	First American Corporation	299,555
3,730	Hanover Insurance Group, Inc. (The)	166,470
8,140	HCC Insurance Holdings, Inc. (e)	267,643
3,148	Horace Mann Educators Corporation	60,536
2,601	Mercury General Corporation	129,036
4,497	Ohio Casualty Corporation	116,337
16,840	Old Republic International Corporation	373,006
5,118	Protective Life Corporation	234,148
3,980	StanCorp Financial Group, Inc.	177,627
2,992	Unitrin, Inc.	132,157
12,327	W. R. Berkley Corporation	436,253

		4,212,999

Real Estate Investment Trusts (REITs) — 4.5%
6,470	AMB Property Corporation	356,562
8,033	Developers Diversified Realty Corporation	447,920
4,012	Highwoods Properties, Inc.	149,286
5,436	Hospitality Properties Trust	256,579
6,590	Liberty Property Trust (e)	314,936
4,813	Longview Fibre Company (e)	97,802
5,257	Macerich Company (The)	401,424
4,567	Mack-Cali Realty Corporation	236,571
7,672	New Plan Excel Realty Trust (e)	207,528
2,834	Potlatch Corporation (e)	105,141
5,605	Rayonier, Inc.	211,869
5,032	Regency Centers Corporation	346,000
9,856	United Dominion Realty Trust, Inc. (e)	297,651
5,779	Weingarten Realty Investors	248,613

		3,677,882

Thrifts & Mortgage Finance — 2.2%
6,329	Astoria Financial Corporation	195,060
8,091	First Niagara Financial Group, Inc.	117,967
5,026	IndyMac Bancorp, Inc. (e)	206,870
19,009	New York Community Bancorp, Inc. (e)	311,367
6,332	PMI Group, Inc. (The)	277,405
5,981	Radian Group, Inc.	358,860

5

6,388	Washington Federal, Inc.	143,347
3,846	Webster Financial Corporation	181,185

		1,792,061

Total Financials		14,526,715

Health Care — 10.5%
Biotechnology — 1.2%
4,447	Cephalon, Inc. †,(e)	274,602
2,353	Martek Biosciences Corporation †,(e)	50,613
23,084	Millennium Pharmaceuticals, Inc. †	229,686
8,408	PDL BioPharma, Inc. †,(e)	161,434
8,851	Vertex Pharmaceuticals Incorporated †,(e)	297,836

		1,014,171

Health Care Equipment & Supplies — 3.3%
4,343	Advanced Medical Optics, Inc. †,(e)	171,765
4,540	Beckman Coulter, Inc.	261,322
8,237	Cytyc Corporation †	201,642
11,261	Dentsply International, Inc. (e)	339,069
4,275	Edwards Lifesciences Corporation †,(e)	199,172
3,792	Gen-Probe Incorporated †	177,807
4,492	Hillenbrand Industries, Inc.	255,954
2,693	Intuitive Surgical, Inc. †	283,977
5,600	ResMed Inc. †	225,400
4,746	STERIS Corporation	114,189
9,512	Varian Medical Systems, Inc. †,(f)	507,846

		2,738,143

Health Care Providers & Services — 3.3%
3,106	Apria Healthcare Group, Inc. †,(e)	61,312
6,921	Community Health Systems, Inc. †	258,499
8,489	Health Net, Inc., Class A †	369,441
6,455	Henry Schein, Inc. †	323,654
4,194	LifePoint Hospitals, Inc. †	148,132
6,857	Lincare Holdings, Inc. †	237,527
8,883	Omnicare, Inc.	382,769
3,889	Psychiatric Solutions, Inc. †,(e)	132,576
6,433	Triad Hospitals, Inc. †	283,245
4,169	Universal Health Services, Inc., Class B	249,848
6,095	VCA Antech, Inc. †	219,786

		2,666,789

Life Sciences Tools & Services — 1.7%
4,954	Affymetrix, Inc. †,(e)	106,808
5,000	Charles River Laboratories International, Inc. †	217,050
4,667	Covance, Inc. †	309,796
3,915	Invitrogen Corporation †	248,250
7,536	Pharmaceutical Product Development, Inc.	268,960

6

2,883	Techne Corporation †	146,629
2,266	Varian, Inc. †	103,941

		1,401,434

Pharmaceuticals — 1.0%
4,006	Medicis Pharmaceutical Corporation, Class A (e)	129,594
2,616	Par Pharmaceutical Companies, Inc. †,(e)	47,716
5,564	Perrigo Company (e)	94,421
7,998	Sepracor, Inc. †,(e),(f)	387,423
6,807	Valeant Pharmaceuticals International (e)	134,643

		793,797

Total Health Care		8,614,334

Industrials — 15.0%
Aerospace & Defense — 1.2%
2,539	Alliant Techsystems, Inc. †	205,811
2,940	DRS Technologies, Inc. (e)	128,390
9,918	Precision Castparts Corporation (f)	626,421

		960,622

Air Freight & Logistics — 1.5%
12,694	C.H. Robinson Worldwide, Inc. (f)	565,899
15,614	Expeditors International of Washington, Inc. (f)	696,072

		1,261,971

Airlines — 0.4%
6,652	AirTran Holdings, Inc. †,(e)	65,988
2,919	Alaska Air Group, Inc. †	111,039
12,846	JetBlue Airways Corporation †,(e)	119,082

		296,109

Commercial Services & Supplies — 3.9%
6,581	ADESA, Inc.	152,087
7,339	Avis Budget Group, Inc	134,230
1,765	Banta Corporation	84,014
3,464	Brink’s Company (The)	183,800
6,220	ChoicePoint, Inc. †	222,676
5,161	Copart, Inc. †	145,489
2,947	Corporate Executive Board Company (The)	264,965
3,764	Deluxe Corporation	64,364
4,598	Dun & Bradstreet Corporation (The) †	344,804
4,831	Herman Miller, Inc.	165,269
3,667	HNI Corporation (e)	152,474
1,552	Kelly Services, Inc., Class A	42,540
3,200	Korn/ Ferry International †	67,008
6,343	Manpower, Inc.	388,636
2,210	Mine Safety Appliances Company (e)	78,764
3,880	Navigant Consulting, Inc. †,(e)	77,833
8,397	Republic Services, Inc.	337,643

7

2,186	Rollins, Inc. (e)	46,146
3,228	Stericycle, Inc. †,(e)	225,282

		3,178,024

Construction & Engineering — 0.7%
2,480	Granite Construction, Inc. (e)	132,308
4,308	Jacobs Engineering Group, Inc. †	321,937
8,676	Quanta Services, Inc. †,(e)	146,277

		600,522

Electrical Equipment — 1.1%
5,166	AMETEK, Inc.	224,979
4,449	Hubbell Incorporated, Class B	213,107
6,369	Roper Industries, Inc.	284,949
3,808	Thomas & Betts Corporation †	181,680

		904,715

Industrial Conglomerates — 0.5%
2,255	Carlisle Companies Incorporated	189,645
502	Sequa Corporation, Class A †,(e)	47,118
2,928	Teleflex, Inc.	162,914

		399,677

Machinery — 3.7%
6,663	AGCO Corporation †	168,907
3,761	Crane Company	157,210
5,209	Donaldson Company, Inc. (e)	192,212
3,519	Federal Signal Corporation	53,665
4,137	Flowserve Corporation †	209,291
4,967	Graco, Inc.	194,011
3,075	Harsco Corporation	238,774
8,688	Joy Global, Inc. (f)	326,756
2,832	Kennametal, Inc.	160,433
3,117	Lincoln Electric Holdings, Inc. (e)	169,721
2,464	Nordson Corporation	98,215
5,390	Oshkosh Truck Corporation	272,033
7,403	Pentair, Inc.	193,885
4,235	SPX Corporation	226,318
6,881	Timken Company	204,916
5,832	Trinity Industries, Inc.	187,615

		3,053,962

Marine — 0.2%
3,152	Alexander & Baldwin, Inc. (e)	139,854

Road & Rail — 0.8%
3,510	Con-way, Inc.	157,318
7,767	J.B. Hunt Transport Services, Inc.	161,321
3,946	Swift Transportation Company, Inc. †,(e)	93,599

8

3,733	Werner Enterprises, Inc. (e)	69,845
4,210	YRC Worldwide, Inc. †,(e)	155,938

		638,021

Trading Companies & Distributors — 1.0%
9,170	Fastenal Company (e)	353,687
3,749	GATX Corporation (e)	155,096
4,006	MSC Industrial Direct Co., Inc., Class A	163,204
4,838	United Rentals, Inc. †,(e)	112,484

		784,471

Total Industrials		12,217,948

Information Technology — 15.3%
Communications Equipment — 2.0%
28,853	3Com Corporation †	127,242
4,740	ADTRAN, Inc.	113,002
11,700	Andrew Corporation †	107,991
3,744	Avocent Corporation †	112,769
4,319	CommScope, Inc. †	141,922
2,973	Dycom Industries, Inc. †,(e)	63,919
2,968	F5 Networks, Inc. †	159,441
9,799	Harris Corporation	435,958
3,471	Plantronics, Inc. (e)	60,847
6,456	Polycom, Inc. †	158,366
8,239	Powerwave Technologies, Inc. †,(e)	62,616
7,785	UTStarcom, Inc. †,(e)	69,053

		1,613,126

Computers & Peripherals — 0.9%
4,805	Diebold, Inc. (e)	209,162
2,546	Imation Corporation	102,222
11,659	McDATA Corporation, Class A †,(e)	58,645
7,576	Palm, Inc. †,(e)	110,306
16,157	Western Digital Corporation †	292,442

		772,777

Electronic Equipment & Instruments — 2.3%
6,542	Amphenol Corporation, Class A	405,146
8,941	Arrow Electronics, Inc. †	245,252
9,341	Avnet, Inc. †	183,270
4,392	CDW Corporation	270,898
10,139	Ingram Micro Inc., Class A †	194,263
6,369	KEMET Corporation †,(e)	51,398
4,146	National Instruments Corporation	113,352
2,986	Newport Corporation †	48,672
3,382	Plexus Corporation †	64,934
4,024	Tech Data Corporation †	146,997
13,503	Vishay Intertechnology, Inc. †	189,582

		1,913,764

9

Information Technology Services — 3.4%
4,957	Acxiom Corporation	122,240
4,867	Alliance Data Systems Corporation †,(e)	268,610
8,815	BISYS Group, Inc. (The) †	95,731
10,175	Ceridian Corporation †	227,513
6,512	CheckFree Corporation †	269,076
10,315	Cognizant Technology Solutions Corporation, Class A†,(f)	763,929
3,513	CSG Systems International, Inc. †	92,849
4,274	DST Systems, Inc. †	263,577
4,764	Fidelity National Information Services, Inc.	176,268
4,175	Gartner, Inc., Class A †,(e)	73,438
6,188	MoneyGram International, Inc.	179,823
7,582	MPS Group, Inc. †	114,564
2,992	SRA International, Inc., Class A †,(e)	89,939

		2,737,557

Office Electronics — 0.2%
5,184	Zebra Technologies Corporation, Class A †	185,276

Semiconductors & Semiconductor Equipment — 3.9%
31,361	Atmel Corporation †	189,420
5,654	Cree, Inc. †,(e)	113,702
10,332	Cypress Semiconductor Corporation †,(e)	183,600
8,969	Fairchild Semiconductor International, Inc. †	167,720
14,613	Integrated Device Technology, Inc. †	234,685
5,237	International Rectifier Corporation †,(e)	182,457
10,279	Intersil Corporation, Class A (e)	252,349
10,385	Lam Research Corporation †,(f)	470,752
8,369	Lattice Semiconductor Corporation †	57,077
12,190	MEMC Electronic Materials, Inc. †	446,520
4,335	Micrel Incorporated †,(e)	41,573
15,735	Microchip Technology, Incorporated (f)	510,129
14,026	RF Micro Devices, Inc. †	106,317
5,332	Semtech Corporation †	68,036
4,099	Silicon Laboratories, Inc. †,(e)	127,151
10,182	TriQuint Semiconductor, Inc. †	52,946

		3,204,434

Software — 2.6%
18,268	Activision, Inc. †	275,847
1,483	Advent Software, Inc. †,(e)	53,699
20,540	Cadence Design Systems, Inc. †	348,358
4,603	Fair Isaac Corporation	168,332
5,743	Jack Henry & Associates, Inc. (e)	125,025
3,872	Macrovision Corporation †	91,728
11,678	McAfee, Inc. †	285,644
5,952	Mentor Graphics Corporation †,(e)	83,804
3,954	Reynolds & Reynolds Company (The), Class A	156,222
6,551	Sybase, Inc. †	158,796
10,329	Synopsys, Inc. †	203,688

10

2,746	Transaction Systems Architects, Inc., Class A †	94,243
5,529	Wind River Systems, Inc. †	59,216

		2,104,602

Total Information Technology		12,531,536

Materials — 4.9%
Chemicals — 3.0%
5,695	Airgas, Inc.	205,988
2,880	Albemarle Corporation	156,470
4,636	Cabot Corporation	172,459
17,612	Chemtura Corporation	152,696
3,040	Cytec Industries, Inc.	168,994
3,112	Ferro Corporation	55,331
2,859	FMC Corporation	183,176
5,011	Lubrizol Corporation	229,153
15,423	Lyondell Chemical Company (f)	391,282
1,436	Minerals Technologies, Inc.	76,682
5,317	Olin Corporation	81,669
8,699	RPM International, Inc. (e)	165,194
3,375	Scotts Miracle-Gro Company (The) (e)	150,154
3,394	Sensient Technologies Corporation	66,421
7,443	Valspar Corporation (e)	197,984

		2,453,653

Construction Materials — 0.5%
3,613	Florida Rock Industries, Inc. (e)	139,859
3,318	Martin Marietta Materials, Inc.	280,769

		420,628

Containers & Packaging — 0.5%
5,945	Packaging Corporation of America	137,924
7,257	Sonoco Products Company	244,126

		382,050

Metals & Mining — 0.7%
8,773	Commercial Metals Company	178,355
4,695	Reliance Steel & Aluminum Co.	150,897
3,333	Steel Dynamics, Inc. †,(e)	168,150
5,331	Worthington Industries, Inc. (e)	90,947

		588,349

Paper & Forest Products — 0.2%
4,094	Bowater, Inc. (e)	84,214
3,275	P.H. Glatfelter Company	44,376

		128,590

Total Materials		3,973,270

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
18,078	Cincinnati Bell, Inc. †	87,136

11

Wireless Telecommunication Services — 0.4%
7,620	Telephone & Data Systems, Inc. (f)	320,802

Total Telecommunication Services		407,938

Utilities — 8.0%
Electric Utilities — 2.2%
8,357	DPL, Inc.	226,642
5,755	Duquesne Light Holdings, Inc. (e)	113,143
5,874	Great Plains Energy, Inc. (e)	182,211
5,950	Hawaiian Electric Industries, Inc. (e)	161,007
3,133	Idacorp, Inc. (e)	118,459
11,259	Northeast Utilities	261,997
13,960	Pepco Holdings, Inc.	337,413
16,170	Sierra Pacific Resources †	231,878
6,386	Westar Energy, Inc.	150,135

		1,782,885

Gas Utilities — 2.0%
5,701	AGL Resources, Inc.	208,086
8,834	Equitable Resources, Inc.	309,013
6,105	National Fuel Gas Company	221,917
8,045	ONEOK, Inc.	304,021
6,274	Questar Corporation	513,025
3,570	WGL Holdings, Inc. (e)	111,884

		1,667,946

Independent Power Producers & Energy Traders — 0.1%
2,434	Black Hills Corporation (e)	81,807

Multi-Utilities — 3.5%
8,621	Alliant Energy Corporation	308,028
27,386	Aquila, Inc. †	118,581
10,813	Energy East Corporation (e)	256,484
13,187	MDU Resources Group, Inc.	294,598
7,819	NSTAR	260,842
6,660	OGE Energy Corporation	240,493
5,094	PNM Resources, Inc.	140,442
8,510	Puget Energy, Inc.	193,432
8,492	SCANA Corporation	341,973
5,578	Vectren Corporation	149,769
8,564	Wisconsin Energy Corporation	369,451
3,157	WPS Resources Corporation	156,682

		2,830,775

Water Utilities — 0.2%
9,619	Aqua America, Inc. (e)	211,041

Total Utilities		6,574,454

TOTAL COMMON STOCKS
(Cost $54,099,612)		78,656,449

12

Principal Amount

U.S. TREASURY BILL — 0.6%
(Cost $491,592)
$500,000	4.922% due 02/01/2007 (f),(g)	491,592

REPURCHASE AGREEMENT(c) — 2.8%
(Cost $2,322,000)
2,322,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $2,322,938 on 10/02/2006, collateralized by $2,355,000 FFCB, 4.875% maturing 12/16/2015 (value $2,369,719)	2,322,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 19.6%
(Cost $15,992,981)
15,992,981	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	15,992,981

TOTAL INVESTMENTS
(Cost $72,906,185)(i)	119.2%	$97,463,022

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted

13

daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2006, the market value of the securities on loan is $15,495,551.

(i)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $27,091,509, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,534,672 and net appreciation for financial reporting purposes was $24,556,837. At September 30, 2006, aggregate cost for financial reporting purposes was $72,906,185.

ABBREVIATION:
FFCB — Federal Farm Credit Bank

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.9%
Consumer Discretionary — 15.3%
Auto Components — 0.4%
3,826	Drew Industries Incorporated †	$96,645
9,281	LKQ Corporation †,(e)	203,904
2,453	Standard Motor Products, Inc.	29,411
4,729	Superior Industries International, Inc. (e)	79,400

		409,360

Automobiles — 0.3%
3,236	Coachmen Industries, Inc. (e)	34,981
13,206	Fleetwood Enterprises, Inc. †,(e)	88,876
5,526	Monaco Coach Corporation (e)	61,560
6,471	Winnebago Industries, Inc. (e)	203,060

		388,477

Distributors — 0.3%
3,744	Audiovox Corporation, Class A †	52,116
5,993	Building Materials Holding Corporation (e)	155,938
3,357	Keystone Automotive Industries, Inc. †,(e)	127,633

		335,687

Diversified Consumer Services — 0.3%
1,076	CPI Corporation	52,229
1,953	Pre-Paid Legal Services, Inc. (e)	77,475
4,774	Universal Technical Institute, Inc. †,(e)	85,407
2,002	Vertrue Incorporated †,(e)	78,719

		293,830

Hotels, Restaurants & Leisure — 3.6%
7,540	Aztar Corporation †,(e)	399,695
6,879	CEC Entertainment, Inc. †	216,757
3,277	IHOP Corp.	151,889
7,320	Jack in the Box, Inc. †	381,958
3,521	Landry’s Restaurants, Inc. (e)	106,158
3,829	Lone Star Steakhouse & Saloon, Inc.	106,331
4,418	Marcus Corporation (The) (e)	101,482
5,679	Multimedia Games, Inc. †,(e)	51,565
4,791	O’Charley’s Inc. †	90,885
5,488	P. F. Chang’s China Bistro, Inc. †,(e)	190,489
6,499	Panera Bread Company, Class A †,(e)	378,567
4,948	Papa John’s International, Inc. †,(e)	178,672
9,922	Pinnacle Entertainment, Inc. †	279,007
7,028	RARE Hospitality International, Inc. †,(e)	214,776

1

3,421	Red Robin Gourmet Burgers, Inc. †,(e)	157,742
8,746	Ryan’s Restaurant Group, Inc. †	138,799
7,219	Shuffle Master, Inc. †,(e)	194,985
17,652	Sonic Corporation †,(f)	399,112
5,813	Steak n Shake Company (The) †,(e)	98,182
12,794	Triarc Companies, Inc., Class B (e)	193,445
4,820	WMS Industries, Inc. †,(e)	140,792

		4,171,288

Household Durables — 1.8%
2,436	Bassett Furniture Industries, Inc.	39,561
15,800	Champion Enterprises, Inc. †,(e)	109,020
6,828	Ethan Allen Interiors Inc. (e)	236,658
9,844	Interface, Inc., Class A †	126,791
10,659	La-Z-Boy, Inc. (e)	148,800
2,910	Lenox Group Inc. †,(e)	17,605
2,943	Libbey, Inc. (e)	32,932
2,497	M/ I Homes, Inc. (e)	88,269
4,533	Meritage Homes Corporation †,(e)	188,618
1,063	National Presto Industries, Inc. (e)	58,752
1,105	NVR, Inc. †,(e),(f)	591,175
2,370	Russ Berrie & Company, Inc. †,(e)	36,119
1,404	Skyline Corporation	53,647
13,343	Standard Pacific Corporation (e),(f)	313,560

		2,041,507

Internet & Catalog Retail — 0.1%
4,989	PetMed Express, Inc. †,(e)	52,085
4,165	Stamps.com Inc. †,(e)	79,385

		131,470

Leisure Equipment & Products — 1.2%
2,589	Arctic Cat, Inc. (e)	42,978
5,695	JAKKS Pacific, Inc. †,(e)	101,542
9,733	K2, Inc. †,(e)	114,168
3,871	MarineMax, Inc. †,(e)	98,517
6,779	Nautilus Group, Inc. (The) (e)	93,211
8,369	Polaris Industries, Inc. (e)	344,384
10,710	Pool Corporation	412,335
4,321	RC2 Corporation †	144,883
4,504	Sturm Ruger & Company, Inc. †	34,861

		1,386,879

Media — 0.7%
2,706	4Kids Entertainment, Inc. †	44,649
6,568	ADVO, Inc.	183,773
6,045	Arbitron, Inc. (e)	223,725
13,531	Live Nation, Inc. †	276,303
15,911	Radio One, Inc. †,(e)	99,444

		827,894

2

Multiline Retail — 0.2%
8,260	Fred’s, Inc., Class A (e)	104,241
6,158	Tuesday Morning Corporation (e)	85,473

		189,714

Specialty Retail — 4.2%
10,038	Aaron Rents, Inc. (e)	230,673
6,510	Cato Corporation, Class A	142,634
4,821	Children’s Place Retail Stores, Inc. (The) †	308,689
7,730	Christopher & Banks Corporation (e)	227,880
4,560	Cost Plus, Inc. †,(e)	54,583
9,419	Dress Barn (The) †,(e)	205,523
8,747	Finish Line, Inc. (The), Class A (e)	110,387
4,713	Genesco, Inc. †,(e)	162,457
4,965	Group 1 Automotive, Inc. (e)	247,753
6,047	Guitar Center, Inc. †,(e)	270,180
6,603	Gymboree Corporation †,(e)	278,515
3,955	Hancock Fabrics, Inc. †,(e)	11,351
4,679	Haverty Furniture Companies, Inc.	74,630
6,620	Hibbett Sporting Goods, Inc. †,(e)	173,312
9,133	Hot Topic, Inc. †	101,742
5,020	Jo-Ann Stores, Inc. †,(e)	83,934
3,723	Jos. A. Bank Clothiers, Inc. †,(e)	111,541
10,971	Men’s Wearhouse, Inc. (The)	408,231
2,484	Midas, Inc. †,(e)	51,369
11,224	Pep Boys — Manny, Moe & Jack (The) (e)	144,228
11,100	Select Comfort Corporation †,(e)	242,868
6,201	Sonic Automotive, Inc., Class A (e)	143,181
5,507	Stage Stores, Inc.	161,575
5,589	Stein Mart, Inc.	85,009
7,114	Tractor Supply Company †,(e)	343,322
6,781	Tween Brands, Inc. †	254,966
9,957	Zale Corporation †	276,207

		4,906,740

Textiles, Apparel & Luxury Goods — 2.2%
3,000	Ashworth, Inc. †,(e)	20,550
5,913	Brown Shoe Company, Inc. (e)	211,922
6,900	Crocs, Inc. †	234,117
2,252	Deckers Outdoor Corporation †	106,565
9,340	Fossil, Inc. †,(e)	201,183
5,475	K-Swiss, Inc., Class A	164,578
5,313	Kellwood Company (e)	153,174
3,136	Oxford Industries, Inc.	134,566
11,444	Phillips Van Heusen Corporation	478,016
24,865	Quiksilver, Inc. †,(e)	302,110
5,121	Skechers U.S.A., Inc. †,(e)	120,395

3

7,529	Stride Rite Corporation (The) (e)	105,105
11,452	Wolverine World Wide, Inc. (e)	324,206

		2,556,487

Total Consumer Discretionary		17,639,333

Consumer Staples — 3.9%
Beverages — 0.3%
12,579	Hansen Natural Corporation †,(e)	408,566

Food & Staples Retailing — 1.0%
10,418	Casey’s General Stores, Inc.	232,009
4,026	Great Atlantic & Pacific Tea Company, Inc. (The) †,(e)	96,946
5,893	Longs Drug Stores Corporation	271,137
2,756	Nash Finch Company (e)	64,849
7,195	Performance Food Group Company †,(e)	202,107
8,724	United Natural Foods, Inc. †,(e)	270,357

		1,137,405

Food Products — 1.8%
3,809	American Italian Pasta Company, Class A †,(e)	29,634
15,195	Corn Products International, Inc. (f)	494,445
7,416	Delta & Pine Land Company	300,348
10,762	Flowers Foods, Inc.	289,283
7,951	Hain Celestial Group, Inc. (The) †,(e)	203,228
2,823	J&J Snack Foods Corporation (e)	87,795
6,362	Lance, Inc.	140,091
2,859	Peet’s Coffee & Tea, Inc. †,(e)	71,504
5,509	Ralcorp Holdings, Inc. †	265,699
3,276	Sanderson Farms, Inc. (e)	106,011
6,448	TreeHouse Foods, Inc. †	152,495

		2,140,533

Household Products — 0.2%
7,824	Spectrum Brands, Inc. †,(e)	66,035
3,490	WD-40 Company	124,488

		190,523

Personal Products — 0.5%
11,666	NBTY, Inc. †	341,464
11,579	Playtex Products, Inc. †,(e)	155,158
1,876	USANA Health Sciences, Inc. †,(e)	83,651

		580,273

Tobacco — 0.1%
18,007	Alliance One International, Inc. †,(e)	73,829

Total Consumer Staples		4,531,129

Energy — 7.6%
Energy Equipment & Services — 4.0%
5,581	Atwood Oceanics, Inc. †,(e)	250,978
4,842	Bristow Group Inc †	166,565

4

4,180	CARBO Ceramics Inc. (e)	150,605
2,425	Dril-Quip, Inc. †,(e)	164,124
4,154	Hydril Company †,(e)	232,873
14,448	Input/ Output, Inc. †,(e)	143,469
6,388	Lone Star Technologies, Inc. †	309,051
3,075	Lufkin Industries, Inc.	162,729
7,636	Maverick Tube Corporation †,(e)	495,042
4,680	NS Group, Inc. †	302,094
11,196	Oceaneering International, Inc. †	344,837
4,461	SEACOR Holdings, Inc. †,(e)	368,032
14,846	TETRA Technologies, Inc. †,(e)	358,679
9,564	Unit Corporation †,(f)	439,657
7,402	Veritas DGC Inc. †	487,200
6,193	W-H Energy Services, Inc. †,(e)	256,824

		4,632,759

Oil, Gas & Consumable Fuels — 3.6%
9,973	Cabot Oil & Gas Corporation	478,006
17,094	Cimarex Energy Co. (f)	601,538
23,168	Frontier Oil Corporation (e),(f)	615,805
18,913	Helix Energy Solutions Group, Inc. †,(e),(f)	631,694
16,595	Massey Energy Company (e),(f)	347,499
3,853	Penn Virginia Corporation	244,319
3,319	Petroleum Development Corporation †	132,395
11,328	St. Mary Land & Exploration Company (e)	415,851
5,737	Stone Energy Corporation †	232,234
6,043	Swift Energy Company †	252,718
5,847	World Fuel Services Corporation (e)	236,511

		4,188,570

Total Energy		8,821,329

Financials — 16.2%
Capital Markets — 0.8%
8,962	Investment Technology Group, Inc. †	401,050
10,919	LaBranche & Co. Inc. †,(e)	113,230
4,286	Piper Jaffray Companies, Inc. †	259,817
3,305	SWS Group, Inc.	82,261
5,264	TradeStation Group, Inc. †,(e)	79,329

		935,687

Commercial Banks — 5.9%
7,527	Boston Private Financial Holdings, Inc. (e)	209,853
6,300	Central Pacific Financial Corp.	230,454
9,501	Chittenden Corporation	272,584
6,169	Community Bank System, Inc.	136,705
12,595	East West Bancorp, Inc.	498,888
16,701	First BanCorp (e)	184,713
12,956	First Commonwealth Financial Corporation (e)	168,817
2,690	First Indiana Corporation	69,967

5

10,318	First Midwest Bancorp, Inc.	390,949
5,447	First Republic Bank	231,824
6,707	Glacier Bancorp, Inc.	229,178
8,490	Hanmi Financial Corporation (e)	166,404
4,222	Independent Bank Corp	102,510
3,874	Irwin Financial Corporation (e)	75,775
4,295	Nara Bancorp, Inc.	78,556
3,680	PrivateBancorp, Inc. (e)	168,250
5,349	Prosperity Bancshares, Inc. (e)	182,080
6,769	Provident Bankshares Corporation	250,791
15,414	Republic Bancorp, Inc. (e)	205,469
15,525	South Financial Group, Inc. (e),(f)	404,116
3,867	Sterling Bancorp	76,025
9,462	Sterling Bancshares, Inc.	191,605
7,628	Sterling Financial Corporation (e)	247,376
10,704	Susquehanna Bancshares, Inc. (e)	261,606
19,531	UCBH Holdings, Inc. (e),(f)	341,011
11,940	Umpqua Holdings Corporation (e)	341,484
7,617	United Bankshares, Inc.	283,505
13,594	Whitney Holding Corporation (e)	486,257
3,190	Wilshire Bancorp, Inc. (e)	60,738
5,295	Wintrust Financial Corporation (e)	265,544

		6,813,034

Consumer Finance — 0.4%
6,119	Cash America International, Inc.	239,131
5,492	Rewards Network, Inc. †,(e)	26,746
3,826	World Acceptance Corporation †,(e)	168,267

		434,144

Diversified Financial Services — 0.3%
5,612	Financial Federal Corporation (e)	150,402
3,285	Portfolio Recovery Associates, Inc. †,(e)	144,113

		294,515

Insurance — 2.8%
8,858	Delphi Financial Group, Inc.	353,257
7,372	Hilb Rogal & Hobbs Company (e)	314,416
4,189	Infinity Property & Casualty Corporation	172,294
3,523	LandAmerica Financial Group, Inc. (e)	231,778
11,781	Philadelphia Consolidated Holding Corp. †	468,648
4,443	Presidential Life Corporation	99,390
6,858	ProAssurance Corporation †,(e)	337,962
4,240	RLI Corporation	215,350
2,943	Safety Insurance Group, Inc. (e)	143,206
2,071	SCPIE Holdings, Inc. †,(e)	48,751
6,028	Selective Insurance Group, Inc.	317,133
3,766	Stewart Information Services Corporation	130,944

6

4,340	United Fire & Casualty Company (e)	135,842
7,645	Zenith National Insurance Corporation	304,959

		3,273,930

Real Estate Investment Trusts (REITs) — 3.9%
6,566	Acadia Realty Trust (e)	167,433
9,494	Colonial Properties Trust	453,908
4,849	EastGroup Properties, Inc.	241,771
5,468	Entertainment Properties Trust (e)	269,682
4,782	Essex Property Trust, Inc. (e)	580,535
6,664	Glenborough Realty Trust, Inc. (e)	171,465
6,693	Kilroy Realty Corporation	504,250
10,955	Lexington Corporate Properties Trust	232,027
4,240	LTC Properties, Inc.	102,820
4,969	Mid-America Apartment Communities, Inc.	304,202
12,013	National Retail Properties, Inc.	259,481
9,393	New Century Financial Corporation (e)	369,239
2,938	Parkway Properties Inc.	136,587
3,299	PS Business Parks, Inc.	198,930
13,209	Senior Housing Properties Trust	281,880
3,735	Sovran Self Storage, Inc.	207,479

		4,481,689

Thrifts & Mortgage Finance — 2.1%
3,761	Anchor Bancorp Wisconsin, Inc. (e)	107,414
12,428	Bank Mutual Corporation	150,752
9,508	BankAtlantic Bancorp, Inc.	135,204
6,591	BankUnited Financial Corporation (e)	171,827
12,726	Brookline Bancorp, Inc. (e)	174,982
5,690	Dime Community Bancshares, Inc.	83,814
4,029	Downey Financial Corporation (e)	268,090
4,502	Fidelity Bankshares, Inc.	175,623
3,432	FirstFed Financial Corporation †,(e)	194,663
8,010	Flagstar Bancorp, Inc. (e)	116,546
4,840	Franklin Bank Corp. †,(e)	96,219
13,999	Fremont General Corporation (e),(f)	195,846
4,082	Harbor Florida Bancshares, Inc.	180,873
5,795	MAF Bancorp, Inc.	239,276
15,504	TrustCo Bank Corp NY (e)	168,063

		2,459,192

Total Financials		18,692,191

Health Care — 11.3%
Biotechnology — 0.2%
5,808	ArQule, Inc. †	24,452
11,773	Regeneron Pharmaceuticals, Inc. †	184,718
9,546	Savient Pharmaceuticals, Inc. †	62,145

		271,315

7

Health Care Equipment & Supplies — 5.5%
14,449	American Medical Systems Holdings, Inc. †,(e)	266,295
2,882	Analogic Corporation (e)	147,904
5,462	ArthroCare Corp. †,(e)	255,949
4,877	BioLase Technology, Inc. †,(e)	30,481
3,594	Biosite, Inc. †,(e)	166,151
5,762	CONMED Corporation †	121,636
9,289	Cooper Companies, Inc. (The) (e),(f)	496,961
4,472	Cyberonics, Inc. †,(e)	78,394
2,615	Datascope Corporation	87,524
4,741	DJO Incorporated †	196,894
4,508	Greatbatch, Inc. †,(e)	101,971
5,581	Haemonetics Corporation †	261,191
10,890	Hologic, Inc. †,(e)	473,933
2,988	ICU Medical, Inc. †	135,894
6,436	Idexx Laboratories, Inc. †	586,577
13,981	Immucor, Inc. †	313,314
4,161	Integra LifeSciences Holdings Corporation †,(e)	155,954
8,123	Intermagnetics General Corporation †	219,727
6,587	Invacare Corporation	154,926
2,388	Kensey Nash Corporation †,(e)	69,897
8,582	Mentor Corporation (e)	432,447
4,426	Meridian Bioscience, Inc. (e)	104,055
5,652	Merit Medical Systems, Inc. †,(e)	76,754
3,574	Osteotech, Inc. †	14,618
3,646	Palomar Medical Technologies, Inc. †,(e)	153,861
4,779	PolyMedica Corporation (e)	204,589
3,552	Possis Medical, Inc. †	34,987
15,019	Respironics, Inc. †,(f)	579,884
3,296	SurModics, Inc. †,(e)	115,756
6,632	Theragenics Corporation †,(e)	19,100
6,716	Viasys Healthcare, Inc. †	182,944
1,611	Vital Signs, Inc.	91,199

		6,331,767

Health Care Providers & Services — 3.5%
6,056	inVentiv Health, Inc. †	193,974
3,328	Amedisys, Inc. †,(e)	132,022
10,748	AMERIGROUP Corporation †,(f)	317,603
6,170	AmSurg Corporation †,(e)	137,344
8,929	Centene Corporation †	146,793
5,425	Chemed Corporation	175,010
4,508	Cross Country Healthcare, Inc. †,(e)	76,636
4,617	CryoLife, Inc. †,(e)	29,780
4,060	Genesis HealthCare Corporation †,(e)	193,378
5,606	Gentiva Health Services, Inc. †	92,163
7,148	Healthways, Inc. †,(e)	318,801
13,758	Hooper Holmes, Inc. †,(e)	46,364
4,316	LCA-Vision, Inc. (e)	178,294

8

4,387	Matria Healthcare, Inc. †,(e)	121,915
7,097	Odyssey Healthcare, Inc. †,(e)	100,635
8,303	Owens & Minor, Inc.	273,086
10,023	Pediatrix Medical Group, Inc. †,(e)	457,049
3,547	RehabCare Group, Inc. †,(e)	46,466
11,615	Sierra Health Services, Inc. †	439,511
9,257	Sunrise Senior Living, Inc. †	276,506
9,212	United Surgical Partners International, Inc. †,(e)	228,734

		3,982,064

Health Care Technology — 0.7%
13,339	Cerner Corporation †,(e)	605,591
9,035	Dendrite International, Inc. †	88,362
6,868	Per-Se Technologies, Inc. †,(e)	156,453

		850,406

Life Sciences Tools & Services — 0.6%
5,548	Cambrex Corporation	114,899
4,131	Dionex Corporation †	210,433
5,665	Enzo Biochem, Inc. †,(e)	69,056
2,523	Kendle International Inc. †	80,787
5,582	PAREXEL International Corporation †	184,708
3,832	PharmaNet Development Group, Inc. †,(e)	74,456

		734,339

Pharmaceuticals — 0.8%
8,837	Alpharma, Inc., Class A	206,697
3,576	Bradley Pharmaceuticals, Inc. †,(e)	56,930
2,894	CNS, Inc.	81,698
7,112	Connetics Corporation †,(e)	77,521
16,226	MGI Pharma, Inc. †,(e)	279,249
4,915	Noven Pharmaceuticals, Inc. †,(e)	118,550
6,114	Sciele Pharma, Inc. †,(e)	115,188

		935,833

Total Health Care		13,105,724

Industrials — 16.6%
Aerospace & Defense — 1.9%
7,576	AAR Corporation †,(e)	180,612
2,457	Applied Signal Technology, Inc. (e)	36,462
6,236	Armor Holdings, Inc. †,(e)	357,510
5,543	Ceradyne, Inc. †,(e)	227,762
3,202	Cubic Corporation	62,695
9,077	Curtiss-Wright Corporation	275,487
3,281	EDO Corporation (e)	75,069
5,264	Esterline Technologies Corporation †	177,713
11,469	Gencorp, Inc. †,(e)	147,262
8,632	Moog, Inc., Class A †,(e)	299,185

9

7,106	Teledyne Technologies, Inc. †	281,397
3,336	Triumph Group, Inc.	141,280

		2,262,434

Air Freight & Logistics — 0.6%
6,553	EGL, Inc. †,(e)	238,791
6,455	Forward Air Corporation (e)	213,596
8,618	Hub Group, Inc., Class A †	196,318

		648,705

Airlines — 0.4%
7,562	Frontier Airlines, Inc. †,(e)	62,387
7,495	Mesa Air Group, Inc. †,(e)	58,161
13,200	SkyWest, Inc.	323,664

		444,212

Building Products — 1.1%
5,824	Apogee Enterprises, Inc.	88,583
4,235	ElkCorp (e)	114,980
5,406	Griffon Corporation †	129,041
12,438	Lennox International, Inc.	284,830
4,251	NCI Building Systems, Inc. †,(e)	247,281
7,555	Simpson Manufacturing Co., Inc. (e)	204,212
3,892	Universal Forest Products, Inc. (e)	190,903

		1,259,830

Commercial Services & Supplies — 3.6%
9,006	ABM Industries, Inc. (e)	168,953
5,036	Administaff, Inc. (e)	169,713
1,963	Angelica Corporation	33,391
6,170	Bowne & Company, Inc.	88,108
10,953	Brady Corporation, Class A (e)	385,108
2,687	CDI Corporation (e)	55,648
3,384	Central Parking Corporation (e)	55,836
5,721	Coinstar, Inc. †,(e)	164,650
2,414	Consolidated Graphics, Inc. †	145,250
4,395	G & K Services, Inc., Class A	160,110
5,640	Healthcare Services Group, Inc. (e)	141,902
3,605	Heidrick & Struggles International, Inc. †	129,780
5,417	John H. Harland Company	197,450
10,904	Labor Ready, Inc. †,(e)	173,701
7,318	Mobile Mini, Inc. †	207,904
6,696	NCO Group, Inc. †,(e)	175,569
5,415	On Assignment, Inc. †	53,121
4,046	School Specialty, Inc. †	142,783
11,679	Spherion Corporation †,(e)	83,505
2,572	Standard Register Company (The)	33,950
11,912	Tetra Tech, Inc. †,(e)	207,507
6,333	United Stationers, Inc. †	294,548
4,474	Viad Corp.	158,424

10

1,835	Volt Information Sciences, Inc. †,(e)	65,234
9,422	Waste Connections, Inc. †	357,188
8,765	Watson Wyatt & Company Holdings, Class A (e)	358,664

		4,207,997

Construction & Engineering — 1.1%
6,521	EMCOR Group, Inc. †	357,612
5,625	Insituform Technologies, Inc., Class A †,(e)	136,575
16,618	Shaw Group Inc. (The) †,(e)	392,849
10,730	URS Corporation †	417,290

		1,304,326

Electrical Equipment — 1.5%
4,684	A.O. Smith Corporation	184,690
9,052	Acuity Brands, Inc. (e)	410,961
5,996	Baldor Electric Company	184,857
8,978	Belden CDT Inc.	343,229
5,293	C&D Technologies, Inc. (e)	37,580
6,016	MagneTek, Inc. †,(e)	20,815
6,380	Regal Beloit Corporation (e)	277,530
4,078	Vicor Corporation (e)	47,060
6,079	Woodward Governor Company	203,890

		1,710,612

Industrial Conglomerates — 0.1%
2,556	Standex International Corporation (e)	71,261
5,772	Tredegar Corporation (e)	96,624

		167,885

Machinery — 4.0%
4,243	A.S.V., Inc. †,(e)	63,263
6,010	Albany International Corporation, Class A (e)	191,238
3,884	Astec Industries, Inc. (e)	98,071
8,141	Barnes Group, Inc. (e)	142,956
10,584	Briggs & Stratton Corporation (f)	291,589
10,739	Clarcor, Inc. (e)	327,432
4,370	EnPro Industries, Inc. †,(e)	131,362
10,848	Gardner Denver Inc. †	358,852
11,048	IDEX Corporation (e),(f)	475,617
21,977	JLG Industries, Inc.	435,364
5,824	Kaydon Corporation (e)	215,605
2,385	Lindsay Manufacturing Company (e)	68,569
3,352	Lydall, Inc. †	29,833
12,723	Manitowoc Company, Inc. (The)	569,863
7,635	Mueller Industries, Inc. (e)	268,523
3,440	Robbins & Myers, Inc.	106,365
8,465	Toro Company (The) (e),(f)	356,969
3,533	Valmont Industries, Inc.	184,599
6,444	Wabash National Corporation (e)	88,218

11

5,197	Watts Water Technologies, Inc., Class A (e)	165,057
3,395	Wolverine Tube, Inc. †,(e)	10,287

		4,579,632

Marine — 0.3%
10,953	Kirby Corporation †	343,157

Road & Rail — 1.5%
5,200	Arkansas Best Corporation (e)	223,756
12,204	Heartland Express, Inc.	191,359
15,630	Kansas City Southern Industries, Inc. †	426,855
11,889	Knight Transportation, Inc.	201,518
11,908	Landstar System, Inc. (e),(f)	508,472
5,779	Old Dominion Freight Line, Inc. †	173,543

		1,725,503

Trading Companies & Distributors — 0.5%
7,844	Applied Industrial Technologies, Inc.	191,394
4,973	Kaman Corporation, Class A (e)	89,564
911	Lawson Products, Inc.	38,189
5,056	Watsco, Inc.	232,626

		551,773

Total Industrials		19,206,066

Information Technology — 16.8%
Communications Equipment — 1.1%
2,441	Bel Fuse, Inc., Class B	78,332
3,653	Black Box Corporation	142,175
2,989	Blue Coat Systems, Inc. †,(e)	53,832
9,918	C-COR.net Corporation †,(e)	85,096
4,716	Comtech Telecommunications Corp. †	157,892
5,133	Digi International, Inc. †	69,295
6,733	Ditech Networks, Inc. †	51,911
15,413	Harmonic, Inc. †	113,286
4,401	Inter-Tel, Inc.	95,062
6,904	NETGEAR, Inc. †,(e)	142,153
5,190	Network Equipment Technologies, Inc. †,(e)	21,383
4,584	PCTel, Inc. †	48,132
9,496	Symmetricom, Inc. †,(e)	76,633
2,833	Tollgrade Communications, Inc. †	25,355
5,019	ViaSat, Inc. †,(e)	125,876

		1,286,413

Computers & Peripherals — 0.9%
23,969	Adaptec, Inc. †,(e)	105,703
8,747	Avid Technology, Inc. †,(e),(f)	318,566
5,311	Hutchinson Technology, Inc. †,(e)	111,690
6,376	Komag, Incorporated †,(e)	203,777
4,092	Neoware, Inc. †,(e)	55,610

12

6,126	Novatel Wireless, Inc. †,(e)	58,994
5,176	Synaptics Incorporated †,(e)	126,139

		980,479

Electronic Equipment & Instruments — 4.8%
15,539	Aeroflex Incorporated †	159,741
6,320	Agilysys, Inc.	88,733
6,955	Anixter International, Inc. (e)	392,749
6,283	Bell Microproducts, Inc. †,(e)	32,609
13,342	Benchmark Electronics, Inc. †	358,633
10,422	Brightpoint, Inc. †,(e)	148,201
8,107	Checkpoint Systems, Inc. †	133,847
9,357	Cognex Corporation	236,358
6,458	Coherent, Inc. †,(e)	223,834
7,419	CTS Corporation	102,234
6,536	Daktronics, Inc.	135,230
6,013	Electro Scientific Industries, Inc. †	123,868
14,184	FLIR Systems, Inc. †,(e),(f)	385,237
4,726	Gerber Scientific, Inc. †,(e)	70,795
10,718	Global Imaging Systems, Inc. †	236,546
9,991	Insight Enterprises, Inc. †,(e)	205,915
5,268	Itron, Inc. †	293,954
2,906	Keithley Instruments, Inc.	37,052
4,615	Littelfuse, Inc. †	160,140
3,763	LoJack Corporation †,(e)	73,717
4,335	Mercury Computer Systems, Inc. †	51,370
7,708	Methode Electronics, Inc., Class A	73,303
3,762	MTS Systems Corporation (e)	121,663
4,171	Park Electrochemical Corporation	132,137
8,501	Paxar Corporation †,(e)	169,850
3,524	Photon Dynamics, Inc. †	46,763
3,523	Planar Systems, Inc. †,(e)	39,986
4,426	RadiSys Corporation †,(e)	94,053
3,620	Rogers Corporation †,(e)	223,535
5,316	ScanSource, Inc. †	161,234
8,389	Technitrol, Inc.	250,412
11,389	Trimble Navigation Ltd. †	536,194
5,907	X-Rite, Inc. (e)	63,441

		5,563,334

Information Technology Services — 1.8%
6,313	CACI International, Inc. †	347,278
4,178	Carreker Corporation †	25,653
11,241	CIBER, Inc. †,(e)	74,528
9,627	eFunds Corporation †,(e)	232,781
5,485	Gevity HR, Inc. (e)	124,948
14,020	Global Payments, Inc.	617,020
9,160	Keane, Inc. †	131,996
3,745	ManTech International Corporation, Class A †	123,622

13

4,450	MAXIMUS, Inc.	116,145
2,338	StarTek, Inc.	29,155
6,068	Sykes Enterprises, Incorporated †,(e)	123,484
6,623	TALX Corporation	162,396

		2,109,006

Internet Software & Services — 1.2%
2,358	Bankrate, Inc. †,(e)	62,629
6,997	Digital Insight Corporation †	205,152
6,473	InfoSpace, Inc. †	119,362
10,267	j2 Global Communications, Inc. †,(e)	278,954
5,881	MIVA, Inc. †,(e)	19,407
13,423	United Online, Inc.	163,492
8,788	WebEx Communications, Inc. †,(e)	342,908
9,752	Websense, Inc. †	210,741

		1,402,645

Semiconductors & Semiconductor Equipment — 3.1%
5,383	Actel Corporation †,(e)	83,706
7,307	Advanced Energy Industries, Inc. †	124,511
7,539	ATMI, Inc. †,(e)	219,159
20,922	Axcelis Technologies, Inc. †,(e)	147,709
15,572	Brooks Automation, Inc. †	203,215
5,000	Cabot Microelectronics Corporation †	144,100
4,671	Cohu, Inc. (e)	83,284
8,124	Cymer, Inc. †,(e)	356,725
4,074	Diodes Incorporated †	175,875
6,073	DSP Group, Inc. †	138,768
7,446	Exar Corporation †	98,957
5,232	FEI Company †,(e)	110,448
14,027	Kopin Corporation †,(e)	46,990
11,792	Kulicke & Soffa Industries, Inc. †,(e)	104,241
14,696	Microsemi Corporation †,(e)	277,020
5,441	Pericom Semiconductor Corporation †	53,050
8,621	Photronics, Inc. †,(e)	121,815
5,121	Rudolph Technologies, Inc. †	93,868
33,282	Skyworks Solutions, Inc. †,(e)	172,734
4,565	Standard Microsystems Corporation †	129,737
2,827	Supertex, Inc. †,(e)	109,885
4,876	Ultratech, Inc. †	64,948
11,378	Varian Semiconductor Equipment Associates, Inc. †	417,573
6,350	Veeco Instruments Inc. †	127,952

		3,606,270

Software — 3.9%
4,933	Altiris, Inc. †	104,037
7,924	ANSYS, Inc. †	350,082
5,814	Captaris, Inc. †	34,070
2,175	Catapult Communications Corporation †	18,183
11,444	Epicor Software Corporation †,(e)	150,031

14

2,967	EPIQ Systems, Inc. †,(e)	43,645
7,771	FactSet Research Systems, Inc.	377,437
8,770	FileNet Corporation †	305,459
11,897	Hyperion Solutions Corporation †,(f)	410,209
7,968	Internet Security Systems, Inc. †	221,192
6,033	JDA Software Group, Inc. †	93,029
6,586	Kronos, Inc. †	224,517
5,610	Manhattan Associates, Inc. †	135,425
4,409	MapInfo Corporation †	56,567
8,033	MICROS Systems, Inc. †	392,974
4,871	MRO Software, Inc. †	125,039
9,265	Napster, Inc. †,(e)	39,562
4,267	Open Solutions Inc. †,(e)	122,932
5,255	Phoenix Technologies Ltd. †	22,597
8,491	Progress Software Corporation †,(e)	220,766
3,481	Quality Systems, Inc. (e)	135,028
5,331	Radiant Systems, Inc. †,(e)	64,398
13,267	Secure Computing Corporation †,(e)	83,980
5,352	Sonic Solutions †,(e)	81,564
4,070	SPSS, Inc. †	101,465
14,993	Take-Two Interactive Software, Inc. †,(e)	213,800
13,292	THQ, Inc. †,(e)	387,728

		4,515,716

Total Information Technology		19,463,863

Materials — 5.1%
Chemicals — 1.4%
5,362	A. Schulman, Inc. (e)	126,061
4,986	Arch Chemicals, Inc.	141,852
7,071	Georgia Gulf Corporation	193,887
12,314	H.B. Fuller Company	288,640
5,161	MacDermid, Incorporated	168,352
2,665	Material Sciences Corporation †	26,543
6,060	OM Group, Inc. †,(e)	266,276
8,581	OMNOVA Solutions Inc. †,(e)	35,869
1,845	Penford Corporation	27,933
19,151	PolyOne Corporation †	159,528
2,039	Quaker Chemical Corporation (e)	39,658
8,522	Tronox Incorporated, Class B (e)	108,826
6,759	Wellman, Inc. (e)	26,968

		1,610,393

Construction Materials — 0.4%
8,742	Headwaters Incorporated †,(e)	204,126
4,948	Texas Industries, Inc. (e)	257,593

		461,719

15

Containers & Packaging — 0.6%
7,201	AptarGroup, Inc.	366,387
5,801	Caraustar Industries, Inc. †	46,234
4,097	Chesapeake Corporation	58,628
5,570	Myers Industries, Inc.	94,690
6,614	Rock-Tenn Company, Class A	130,957

		696,896

Metals & Mining — 2.3%
2,600	A.M. Castle & Co.	69,784
6,488	Aleris International, Inc. †	327,903
4,523	AMCOL International Corporation (e)	112,668
4,102	Brush Engineered Materials, Inc. †,(e)	102,017
5,274	Carpenter Technology Corporation (e)	567,008
4,757	Century Aluminum Company †,(e)	160,073
9,550	Chaparral Steel Company	325,273
8,609	Cleveland-Cliffs, Inc. (e)	328,089
7,639	Quanex Corporation (e)	231,844
4,722	RTI International Metals, Inc. †,(e)	205,785
5,408	Ryerson Tull, Inc. (e)	118,381
2,374	Steel Technologies, Inc.	46,601

		2,595,426

Paper & Forest Products — 0.4%
7,832	Buckeye Technologies, Inc. †,(e)	66,572
2,102	Deltic Timber Corporation (e)	100,182
3,053	Neenah Paper, Inc. (e)	104,504
3,376	Pope & Talbot, Inc. †,(e)	19,412
3,192	Schweitzer-Mauduit International, Inc.	60,584
9,268	Wausau-Mosinee Paper Corporation (e)	125,118

		476,372

Total Materials		5,840,806

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
4,350	Commonwealth Telephone Enterprises, Inc.	179,350
9,305	General Communication, Inc., Class A †,(e)	115,289

		294,639

Utilities — 4.8%
Electric Utilities — 1.1%
6,266	ALLETE, Inc. (e)	272,258
2,085	Central Vermont Public Service	46,099
11,680	Cleco Corporation	294,803
10,014	El Paso Electric Company †	223,713
1,179	Green Mountain Power Corporation	39,343
5,092	UIL Holdings Corporation	190,938
7,266	UniSource Energy Corporation	242,176

		1,309,330

16

Gas Utilities — 3.3%
16,862	Atmos Energy Corporation (e),(f)	481,410
2,377	Cascade Natural Gas Corporation	62,016
14,980	Energen Corporation (e),(f)	627,213
4,413	Laclede Group, Inc.	141,569
5,803	New Jersey Resources Corporation (e)	286,088
5,693	Northwest Natural Gas Company (e)	223,621
15,567	Piedmont Natural Gas Company, Inc. (e)	394,001
6,041	South Jersey Industries, Inc. (e)	180,686
20,842	Southern Union Company (e),(f)	550,437
8,441	Southwest Gas Corporation (e)	281,254
21,785	UGI Corporation (f)	532,643

		3,760,938

Multi-Utilities — 0.3%
10,143	Avista Corporation	240,186
2,801	CH Energy Group, Inc. (e)	144,168

		384,354

Water Utilities — 0.1%
3,509	American States Water Company (e)	134,219

Total Utilities		5,588,841

TOTAL COMMON STOCKS
(Cost $70,895,368)		113,183,921

Principal Amount

U.S. TREASURY BILL — 0.2%
(Cost $196,637)
$200,000	4.922% due 02/01/2007 (f),(g)	196,637

REPURCHASE AGREEMENT(c) — 1.8%
(Cost $2,082,000)
2,082,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $2,082,841 on 10/02/2006, collateralized by $2,115,000 FFCB, 4.875% maturing 12/16/2015 (value $2,128,219)	2,082,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 21.1%
(Cost $24,408,791)
24,408,791	State Street Navigator Securities Trust — Prime Portfolio (h)	24,408,791

TOTAL INVESTMENTS
(Cost $97,582,796)(i)	121.0%	$139,871,349

†	Non-income producing security.

17

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, pledged as collateral for futures contracts.

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2006, the market value of the securities on loan is $23,546,392.

(i)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $47,745,692, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,457,139 and net appreciation for financial reporting purposes was $42,288,553. At September 30, 2006, aggregate cost for financial reporting purposes was $97,582,796.
ABBREVIATION:
FFCB  — Federal Farm Credit Bank

18

Munder Small-Cap Value Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 97.2%
Consumer Discretionary — 15.6%
Auto Components — 4.2%
384,900	BorgWarner, Inc.	$22,004,733
579,000	Drew Industries Incorporated †,(e)	14,625,540
347,419	Noble International, Ltd. (e)	4,346,212
320,200	Spartan Motors, Inc.	6,029,366

		47,005,851

Automobiles — 1.8%
374,100	Thor Industries, Inc. (e)	15,401,697
151,300	Winnebago Industries, Inc. (e)	4,747,794

		20,149,491

Hotels, Restaurants & Leisure — 1.5%
449,500	Penn National Gaming, Inc. †	16,415,740

Household Durables — 3.9%
328,200	Meritage Homes Corporation †,(e)	13,656,402
365,600	Ryland Group, Inc. (The) (e)	15,797,576
874,100	Tempur-Pedic International Inc. †,(e)	15,008,297

		44,462,275

Specialty Retail — 3.3%
494,000	Cabela’s Incorporated †,(e)	10,734,620
117,800	Lithia Motors, Inc., Class A (e)	2,912,016
122,200	Tractor Supply Company †,(e)	5,897,372
766,800	United Auto Group, Inc. (e)	17,943,120

		37,487,128

Textiles, Apparel & Luxury Goods — 0.9%
376,500	Wolverine World Wide, Inc. (e)	10,658,715

Total Consumer Discretionary		176,179,200

Consumer Staples — 1.4%
Food & Staples Retailing — 1.3%
260,900	Ruddick Corporation (e)	6,791,227
247,300	United Natural Foods, Inc. †,(e)	7,663,827

		14,455,054

Food Products — 0.1%
56,400	Flowers Foods, Inc.	1,516,032

Total Consumer Staples		15,971,086

1

Energy — 8.2%
Energy Equipment & Services — 5.5%
148,200	Core Laboratories N.V. †	9,455,160
91,300	FMC Technologies, Inc. †	4,902,810
442,750	Oil States International, Inc. †,(e)	12,175,625
1,399,400	Pason Systems, Inc.	19,756,235
445,098	TETRA Technologies, Inc. †,(e)	10,753,568
107,800	Unit Corporation †	4,955,566

		61,998,964

Oil, Gas & Consumable Fuels — 2.7%
644,400	Brigham Exploration Company †,(e)	4,362,588
204,973	Cimarex Energy Co. (e)	7,213,000
627,600	Southwestern Energy Company †,(e)	18,746,412

		30,322,000

Total Energy		92,320,964

Financials — 33.4%
Capital Markets — 2.6%
240,050	Affiliated Managers Group, Inc. †,(e)	24,031,406
346,800	FBR Capital Markets Corp., 144A †,(f),(g),(h),(i)	5,725,668

		29,757,074

Commercial Banks — 4.9%
212,000	Bank of the Ozarks, Inc. (e)	7,180,440
143,975	Capitol Bancorp Ltd., NA (e)	6,406,887
155,500	First Midwest Bancorp, Inc.	5,891,895
144,300	IBERIABANK Corporation, NA (e)	8,802,300
206,400	Sterling Financial Corporation	6,693,552
137,100	SVB Financial Group †,(e)	6,120,144
417,300	UCBH Holdings, Inc. (e)	7,286,058
134,100	Wintrust Financial Corporation	6,725,115

		55,106,391

Consumer Finance — 1.1%
35,300	Cash America International, Inc.	1,379,524
527,500	First Cash Financial Services, Inc. †,(e)	10,861,225

		12,240,749

Insurance — 2.8%
178,500	American Equity Investment Life Holding Co. (e)	2,190,195
386,100	Aspen Insurance Holdings Limited (e)	9,972,963
288,000	Assured Guaranty Ltd. (e)	7,467,840
233,000	Hub International Limited	6,738,360
255,400	Max Re Capital Ltd.	5,863,984

		32,233,342

Real Estate Investment Trusts (REITs) — 21.3%
1,835,500	Aames Investment Corporation (e)	6,460,960
732,200	American Home Mortgage Investment Corp. (e)	25,531,814

2

482,200	Anthracite Capital, Inc. (e)	6,201,092
1,174,700	Ashford Hospitality Trust, Inc. (e)	14,014,171
226,500	BioMed Realty Trust, Inc. (e)	6,872,010
312,800	Corporate Office Properties Trust (e)	14,000,928
464,400	Equity One, Inc. (e)	11,131,668
292,600	First Potomac Realty Trust	8,842,372
392,500	Gramercy Capital Corp. (e)	9,894,925
864,000	HomeBanc Corp. (e)	5,313,600
758,600	JER Investors Trust Inc., (e)	13,017,576
981,700	KKR Financial Corp.	24,090,918
357,700	LaSalle Hotel Properties (e)	15,502,718
622,700	Luminent Mortgage Capital, Inc. (e)	6,407,583
268,315	New Century Financial Corporation (e)	10,547,463
819,200	Newcastle Investment Corp. (e)	22,454,272
1,005,000	People’s Choice Financial Corporation, 144A (f),(g),(h),(i)	3,015,000
474,400	RAIT Investment Trust (e)	13,686,440
287,900	Redwood Trust, Inc.	14,501,523
596,800	Taberna Realty Finance Trust, 144A (f),(g),(h),(i)	8,814,677

		240,301,710

Thrifts & Mortgage Finance — 0.7%
146,000	Triad Guaranty, Inc. †,(e)	7,470,820

Total Financials		377,110,086

Health Care — 5.7%
Health Care Equipment & Supplies — 3.6%
383,700	American Medical Systems Holdings, Inc. †,(e)	7,071,591
136,915	Orthofix International N.V. †	6,225,525
316,500	PolyMedica Corporation (e)	13,549,365
170,000	Respironics, Inc. †	6,563,700
191,100	West Pharmaceutical Services, Inc. (e)	7,504,497

		40,914,678

Health Care Providers & Services — 0.6%
186,300	VCA Antech, Inc. †	6,717,978

Life Sciences Tools & Services — 1.5%
680,800	QIAGEN N.V. †,(e)	10,783,872
127,100	Techne Corporation †	6,464,306

		17,248,178

Total Health Care		64,880,834

Industrials — 14.7%
Aerospace & Defense — 1.8%
489,855	Ceradyne, Inc. †,(e)	20,128,142

Building Products — 1.7%
900,100	Builders FirstSource, Inc. †,(e)	13,708,523
113,100	Universal Forest Products, Inc. (e)	5,547,555

		19,256,078

3

Electrical Equipment — 1.5%
389,100	AMETEK, Inc.	16,945,305

Industrial Conglomerates — 2.3%
203,000	Carlisle Companies Incorporated (e)	17,072,300
299,100	Raven Industries, Inc. (e)	8,975,991

		26,048,291

Machinery — 4.3%
251,500	Actuant Corporation, Class A (e)	12,600,150
603,700	Commercial Vehicle Group, Inc. †,(e)	11,627,262
93,900	Middleby Corporation (The) †,(e)	7,235,934
337,500	Oshkosh Truck Corporation	17,033,625

		48,496,971

Road & Rail — 2.4%
282,800	Landstar System, Inc.	12,075,560
523,584	Old Dominion Freight Line, Inc. †,(e)	15,723,228

		27,798,788

Trading Companies & Distributors — 0.7%
497,219	Rush Enterprises, Inc., Class B †,(j)	7,751,644

Total Industrials		166,425,219

Information Technology — 11.9%
Communications Equipment — 2.5%
1,081,297	Digi International, Inc. †,(e)	14,597,509
674,900	NETGEAR, Inc. †,(e)	13,896,191

		28,493,700

Computers & Peripherals — 0.8%
269,400	Komag, Incorporated †,(e)	8,610,024

Electronic Equipment & Instruments — 1.5%
428,200	FLIR Systems, Inc. †,(e)	11,629,912
495,800	TTM Technologies, Inc. †,(e)	5,800,860

		17,430,772

Information Technology Services — 1.9%
218,000	CACI International, Inc. †,(e)	11,992,180
335,400	SRA International, Inc. †,(e)	10,082,124

		22,074,304

Internet Software & Services — 2.1%
470,400	j2 Global Communications, Inc. †,(e)	12,780,768
307,500	TOM Online, Inc., ADR †,(e)	3,696,150
313,900	Websense, Inc. †,(e)	6,783,379

		23,260,297

Semiconductors & Semiconductor Equipment — 1.9%
499,775	Diodes Incorporated †,(e)	21,575,287

4

Software — 1.2%
855,000	Sonic Solutions †,(e)	13,030,200

Total Information Technology		134,474,584

Materials — 4.7%
Construction Materials — 0.9%
101,000	Eagle Materials Inc. (e)	3,401,680
276,600	Headwaters Incorporated †,(e)	6,458,610

		9,860,290

Metals & Mining — 3.8%
731,100	AMCOL International Corporation (e)	18,211,701
358,300	Century Aluminum Company †,(e)	12,056,795
188,350	Quanex Corporation (e)	5,716,422
233,000	Reliance Steel & Aluminum Co.	7,488,620

		43,473,538

Total Materials		53,333,828

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
530,000	DataPath, Inc., 144A †,(f),(g),(h),(i)	5,830,000

Utilities — 1.1%
Electric Utilities — 0.5%
142,633	ALLETE, Inc.	6,197,404

Gas Utilities — 0.6%
134,600	New Jersey Resources Corporation (e)	6,635,780

Total Utilities		12,833,184

TOTAL COMMON STOCKS
(Cost $917,908,415)		1,099,358,985

LIMITED PARTNERSHIP — 0.4%
(Cost $3,759,940)
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
86,300	Atlas Pipeline Partners, L.P. (e)	3,742,831

Principal
Amount

REPURCHASE AGREEMENT(c) — 2.1%
(Cost $23,598,000)
$23,598,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $23,607,538 on 10/02/2006, collateralized by $23,745,000 FHLMC, 5.500% maturing 11/16/2015 (value $24,071,494)	23,598,000

5

Shares

COLLATERAL FOR SECURITIES ON LOAN(d) — 17.8%
(Cost $201,526,651)
201,526,651	State Street Navigator Securities Trust – Prime Portfolio (k)	201,526,651

TOTAL INVESTMENTS
(Cost $1,146,793,006)(l)	117.5%	$1,328,226,467

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2006 (See note (b) above). As of September 30, 2006, these securities represent $23,385,345, 2.1% of net assets.

6

(g)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $23,385,345, 2.1% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	5,830,000
FBR Capital Markets Corp., 144A	07/14/2006	5,202,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000
Taberna Realty Finance Trust, 144A	04/21/2005	2,890,000
	08/04/2005	1,533,600
	09/12/2005	681,015
	09/14/2005	90,885
	09/19/2005	27,390
	09/21/2005	734,550
	05/26/2005	627,000
	05/31/2006	85,272

(j)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended September 30, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliated Company	6/30/06	Cost	Shares	Cost	Shares	9/30/06	Gain

Rush Enterprises, Inc., Class B	$8,403,001	—	—	—	—	$7,751,644	—

(k)	At September 30, 2006, the market value of the securities on loan is $194,757,431.

(l)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $221,147,094, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $39,713,633, and net appreciation for financial reporting purposes was $181,433,461. At September 30, 2006, aggregate cost for financial reporting purposes was $1,146,793,006.
ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

7

At September 30, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.8%	$1,026,137,256
Netherlands	2.3	26,464,557
Bermuda	2.1	23,304,787
Canada	1.7	19,756,235
China	0.3	3,696,150

TOTAL COMMON STOCKS	97.2	1,099,358,985
LIMITED PARTNERSHIP	0.4	3,742,831
REPURCHASE AGREEMENT	2.1	23,598,000
COLLATERAL FOR SECURITIES ON LOAN	17.8	201,526,651

TOTAL INVESTMENTS	117.5%	$1,328,226,467

8

Munder Small-Mid Cap Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Shares		Value(b)

COMMON STOCKS — 93.9%
Consumer Discretionary — 13.9%
Automobiles — 1.6%
9,035	Thor Industries, Inc.	$371,971

Diversified Consumer Services — 1.0%
7,550	Sotheby’s	243,412

Hotels, Restaurants & Leisure — 1.7%
11,005	Penn National Gaming, Inc. †	401,903

Household Durables — 3.2%
7,895	Jarden Corporation †	260,298
7,595	KB Home	332,661
5,305	Pulte Homes, Inc.	169,017

		761,976

Leisure Equipment & Products — 1.1%
6,775	Pool Corporation	260,838

Specialty Retail — 5.3%
8,335	GameStop Corporation, Class A †	385,744
7,791	Jos. A. Bank Clothiers, Inc. †	233,418
2,865	Tiffany & Co.	95,118
23,130	United Auto Group, Inc.	541,242

		1,255,522

Total Consumer Discretionary		3,295,622

Energy — 6.9%
Energy Equipment & Services — 5.6%
11,435	Helmerich & Payne, Inc.	263,348
7,575	National Oilwell Varco Inc. †	443,516
10,905	Oil States International, Inc. †	299,888
12,600	Superior Energy Services, Inc. †	330,876

		1,337,628

Oil, Gas & Consumable Fuels — 1.3%
9,930	Southwestern Energy Company †	296,609

Total Energy		1,634,237

Financials — 16.3%
Capital Markets — 3.0%
4,385	Affiliated Managers Group, Inc. †	438,982
1,835	BlackRock, Inc.	273,415

		712,397

1

Commercial Banks — 2.9%
3,500	City National Corporation	234,710
4,250	Compass Bancshares, Inc.	242,165
3,550	HDFC Bank Limited, ADR	216,728

		693,603

Insurance — 3.0%
8,627	Delphi Financial Group, Inc.	344,045
1,495	Hub International Limited	43,235
7,415	StanCorp Financial Group, Inc.	330,932

		718,212

Real Estate Investment Trusts (REITs) — 5.8%
12,185	American Home Mortgage Investment Corp.	424,891
7,600	Global Signal Inc.	384,408
7,915	LaSalle Hotel Properties	343,036
8,000	Newcastle Investment Corp.	219,280

		1,371,615

Thrifts & Mortgage Finance — 1.6%
8,640	PMI Group, Inc. (The)	378,518

Total Financials		3,874,345

Health Care — 11.5%
Biotechnology — 2.9%
8,150	Gilead Sciences, Inc. †	559,905
3,660	Vertex Pharmaceuticals Incorporated †	123,159

		683,064

Health Care Equipment & Supplies — 1.6%
8,755	Hologic, Inc. †	381,018

Health Care Providers & Services — 6.5%
8,117	Coventry Health Care, Inc. †	418,188
6,515	Laboratory Corporation of America Holdings †	427,188
2,850	LCA-Vision, Inc.	117,733
2,690	Psychiatric Solutions, Inc. †	91,702
13,360	VCA Antech, Inc. †	481,762

		1,536,573

Life Sciences Tools & Services — 0.5%
3,520	Nektar Therapeutics †	50,723
1,300	Techne Corporation †	66,118

		116,841

Total Health Care		2,717,496

Industrials — 18.2%
Aerospace & Defense — 2.2%
7,960	Ceradyne, Inc. †	327,077
2,580	L-3 Communications Holdings, Inc.	202,091

		529,168

2

Commercial Services & Supplies — 3.3%
12,600	Mobile Mini, Inc. †	357,966
5,900	Stericycle, Inc. †	411,761

		769,727

Construction & Engineering — 2.4%
10,395	EMCOR Group, Inc. †	570,062

Industrial Conglomerates — 1.8%
10,302	McDermott International, Inc. †	430,623

Machinery — 2.9%
5,970	Graco Inc.	233,188
9,085	Oshkosh Truck Corporation	458,520

		691,708

Marine — 1.7%
6,655	American Commercial Lines Inc. †	395,640

Road & Rail — 2.2%
6,700	Landstar System, Inc.	286,090
8,167	Old Dominion Freight Line, Inc. †	245,255

		531,345

Trading Companies & Distributors — 1.7%
14,872	Beacon Roofing Supply, Inc. †	301,009
6,650	Rush Enterprises, Inc., Class A †	110,922

		411,931

Total Industrials		4,330,204

Information Technology — 18.6%
Communications Equipment — 0.3%
1,950	CommScope, Inc. †	64,077

Computers & Peripherals — 1.4%
15,155	Logitech International S.A., ADR †	329,773

Electronic Equipment & Instruments — 0.7%
12,450	Cogent, Inc. †	170,938

Information Technology Services — 5.3%
6,905	Cognizant Technology Solutions Corporation, Class A †	511,384
14,385	SRA International, Inc. †	432,413
12,625	Wright Express Corporation †	303,758

		1,247,555

Internet Software & Services — 4.9%
3,925	Akamai Technologies, Inc. †	196,211
11,600	aQuantive, Inc. †	273,992
20,185	j2 Global Communications, Inc. †	548,427
11,670	TOM Online, Inc., ADR †	140,273

		1,158,903

3

Semiconductors & Semiconductor Equipment — 5.6%
14,805	Diodes Incorporated †	639,132
11,885	FormFactor, Inc. †	500,715
9,975	Veeco Instruments Inc. †	200,996

		1,340,843

Software — 0.4%
4,080	NAVTEQ Corporation †	106,529

Total Information Technology		4,418,618

Materials — 3.1%
Chemicals — 2.0%
9,800	Airgas, Inc.	354,466
4,125	Syngenta AG, ADR	124,493

		478,959

Construction Materials — 1.1%
11,360	Headwaters Incorporated †	265,256

Total Materials		744,215

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
5,875	NII Holdings, Inc. †	365,190

Utilities — 3.9%
Electric Utilities — 1.3%
2,425	Entergy Corporation	189,708
4,300	ITC Holdings Corp.	134,160

		323,868

Gas Utilities — 2.6%
13,840	Equitable Resources, Inc.	484,123
2,535	New Jersey Resources Corporation	124,975

		609,098

Total Utilities		932,966

TOTAL COMMON STOCKS
(Cost $21,608,620)		22,312,893

INVESTMENT COMPANY SECURITIES — 4.9%
Financials — 1.6%
Capital Markets — 1.6%
9,385	American Capital Strategies, Ltd.	370,426

Multi-Sector — 3.3%
Multi-Industry — 3.3%
4,280	iShares S&P® SmallCap 600 Index Fund	262,321
3,850	Midcap SPDRtm Trust, Series 1	530,915

		793,236

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,115,632)		1,163,662

4

Principal
Amount

REPURCHASE AGREEMENT(c) — 3.8%
(Cost $909,000)
$909,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $909,367 on 10/02/2006, collateralized by $925,000 FFCB, 4.875% maturing 12/16/2015 (value $930,781)	909,000

TOTAL INVESTMENTS
(Cost $23,633,252)(d)	102.6%	$24,385,555

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,988,046, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,235,743 and net appreciation for financial reporting purposes was $752,303. At September 30, 2006, aggregate cost for financial reporting purposes was $23,633,252.
ABBREVIATIONS:
ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank
SPDR — Standard & Poor’s® Depositary Receipt

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a)

Principal
Amount		Value(b)

TAX-EXEMPT COMMERCIAL PAPER — 5.3%
Minnesota — 1.4%
$3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.600% due 10/02/2006	$3,000,000

Pennsylvania — 1.3%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A., LOC), 3.530% due 11/02/2006	3,000,000

Texas — 1.3%
1,000,000	San Antonio, Texas, Electric & Gas, Series A, 3.650% due 11/08/2006	1,000,000
2,000,000	Texas Public Financing Authority, Series 02-A, 3.530% due 11/02/2006	2,000,000

		3,000,000

Washington — 1.3%
3,000,000	King County, Washington, Sewer Revenue, Series A, 3.530% due 11/02/2006	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $12,000,000)		12,000,000

MUNICIPAL BONDS AND NOTES — 80.7%
Alabama — 1.5%
2,000,000	Infirmary Health System Special Care Facilities Financing Authority, Mobile, Alabama, Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.750% due 02/01/2040 (d)	2,000,000
1,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Refunding, Holnam Incorporated Project, Series A, (Bayerische Landesbank, LOC), 3.730% due 06/01/2032 (d)	1,400,000

		3,400,000

Arizona — 2.6%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (Credit Suisse, LOC), 3.720% due 12/15/2018 (d)	2,000,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tuscon Electric), (Bank of New York, LOC), 3.800% due 12/01/2022 (d)	3,749,985

		5,749,985

1

California — 3.5%
2,000,000	California State Department of Water Resources, Power Supply Revenue, Refunding, Sub-Series F-5, (Citibank N.A., LOC), 3.660% due 05/01/2022 (d)	2,000,000
4,000,000	California State, GO, Series A-1, (Westdeutsche Landesbank, LOC), 3.620% due 05/01/2033 (d)	4,000,000
1,800,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC), 3.680% due 08/01/2015 (d)	1,800,000

		7,800,000

Colorado — 3.4%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,750,000	Clayton Foundation Project, (Wells Fargo Bank N.A., LOC), 3.740% due 07/01/2036 (d)	1,750,000
1,250,000	Denver Art Museum Project, (Wells Fargo Bank N.A., LOC), 3.740% due 01/01/2034 (d)	1,250,000
1,150,000	Colorado Health Facilities Authority Revenue, Refunding, Hospital NCMC Incorporated Project, (FSA Insured), (Keybank N.A., SPA), 3.740% due 05/15/2024 (d)	1,150,000
1,500,000	Colorado Housing & Finance Authority Revenue, Refunding, Multifamily Housing Grant A, (Wells Fargo Bank N.A., LOC), 3.740% due 05/01/2019 (d)	1,500,000
2,000,000	Colorado Springs, Colorado, Revenue, Fine Arts Center Project, (Wells Fargo Bank N.A., LOC), 3.740% due 07/01/2021 (d)	2,000,000

		7,650,000

Delaware — 0.7%
1,605,000	Kent County, Delaware, Student Housing Revenue, Delaware State University Student Housing B, (Wachovia Bank N.A., LOC), 3.750% due 07/01/2036 (d)	1,605,000

District Of Columbia — 0.9%
2,000,000	District of Columbia Revenue, Hospital For Sick Children, (SunTrust Bank, LOC), 3.750% due 01/01/2035 (d)	2,000,000

2

Florida — 4.7%
3,000,000	Alachua County, Florida, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, (SunTrust Bank, LOC), 3.840% due 12/01/2012 (d)	3,000,000
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.730% due 10/05/2022 (d)	2,995,000
1,700,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue, Refunding, Methodist, (SunTrust Bank, LOC), 3.840% due 10/01/2015 (d)	1,700,000
3,000,000	Jacksonville, Florida, Health Facilities Authority Hospital Revenue, Series A, (Bank of America N.A., LOC), 3.840% due 08/15/2033 (d)	3,000,000

		10,695,000

Georgia — 5.5%
2,000,000	Bartow County, Georgia, GO, Sales Tax, (MBIA Insured), 5.000% due 02/01/2007	2,009,421
2,000,000	Cobb County, Georgia, School District, Short Term Notes, GO, 4.500% due 12/29/2006	2,004,638
1,925,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.780% due 03/01/2022 (d)	1,925,000
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
1,400,000	Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.750% due 03/01/2024 (d)	1,400,000
1,000,000	ESR Childrens Health, Series B, (SunTrust Bank, LOC), 3.750% due 12/01/2028 (d)	1,000,000
1,100,000	Gwinnett County, Georgia, School District, GO, Refunding, 5.000% due 02/01/2007	1,104,941
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.760% due 07/01/2025 (d)	3,000,000

		12,444,000

Hawaii — 0.9%
2,000,000	Hawaii State, GO, Series CN, (FGIC Insured), 5.500% due 03/01/2014, Pre-refunded 03/01/2007	2,055,451

3

Idaho — 0.9%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.740% due 08/01/2035 (d)	2,000,000

Illinois — 7.4%
	City of Chicago IL:
2,700,000	Neighborhoods Alive, Series 21-B, GO (MBIA Insured), (Lloyds TSB Bank, SPA), 3.780% due 01/01/2037 (d)	2,700,000
2,000,000	Water Revenue (Bank One N.A., LOC), 3.780% due 11/01/2030 (d)	2,000,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 3.800% due 08/01/2015 (d)	3,500,000
	Illinois Educational Facilities Authority Revenue:
1,700,000	Field Museum of National History, (Northern Trust Company, LOC), 3.850% due 11/01/2025 (d)	1,700,000
1,000,000	DePaul University, Refunding, (AMBAC Insured), ETM, 6.000% due 10/01/2006	1,000,000
1,000,000	Illinois Health Facilities Authority Revenue, Revolving Fund Pooled-B, (Bank of America, N.A., LOC), 3.770% due 08/01/2020 (d)	1,000,000
3,305,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.730% due 01/01/2010 (d)	3,305,000
1,400,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.760% due 12/01/2013 (d)	1,400,000

		16,605,000

Indiana — 1.0%
1,000,000	Goshen, Indiana, Economic Development Revenue, Goshen College Project, (Bank One Indiana N.A., LOC), 3.800% due 10/01/2037 (d)	1,000,000
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement ISPAT Inland Inc., (Royal Bank of Scotland, LOC), 3.750% due 06/01/2035 (d)	1,180,000

		2,180,000

Iowa — 1.3%
3,000,000	Iowa Finance Authority Health Care Facilities Revenue, Refunding, Iowa Health Systems, Series A-1, (FGIC Insured), (Citibank N.A., SPA), 3.740% due 02/15/2035 (d)	3,000,000

4

Kansas — 0.9%
1,000,000	City of Lawrence, Kansas, Temporary Notes, GO, Series 2005-I, 4.000% due 10/01/2006	1,000,000
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Citibank, N.A., LOC), 3.850% due 03/01/2026 (d)	1,000,000

		2,000,000

Massachusetts — 6.1%
	Massachusetts State Development Finance Agency:
3,275,000	Bartlett School, (TD Banknorth N.A., LOC), 3.750% due 03/01/2036 (d)	3,275,000
2,940,000	Charles River School, (Citizens Bank of MA, LOC), 3.720% due 10/01/2032 (d)	2,940,000
	Massachusetts State Water Resources Authority:
2,945,000	Multi-Modal Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.750% due 04/01/2028 (d)	2,945,000
1,700,000	General Multi-Modal Subordinated, Refunding, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.750% due 08/01/2037 (d)	1,700,000
3,000,000	Massachusetts State, GO, Consolidated Loan, Series A, (Dexia Credit Local, SPA), 3.820% due 03/01/2026 (d)	3,000,000

		13,860,000

Michigan — 3.2%
1,000,000	Kent County, Michigan, GO, Refunding, Refuse Disposal Systems, Series A, 5.000% due 11/01/2007, Pre-refunded 11/01/2006	1,011,191
1,500,000	Lenawee County, Michigan Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.750% due 11/01/2024 (d)	1,500,000
1,000,000	Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, ETM, 5.250% due 10/01/2006	1,000,000
1,000,000	Michigan State Hospital Finance Authority Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.760% due 05/01/2036 (d)	1,000,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,000,000	Grand Rapids Art Museum A, (Lasalle Bank Midwest, LOC), 3.730% due 05/01/2041 (d)	1,000,000
1,600,000	Roeper School Project, (Standard Federal Bank, LOC), 3.740% due 05/01/2032 (d)	1,600,000

		7,111,191

5

Minnesota — 4.6%
3,000,000	Hennepin County, Minnesota, GO, Series A, (State Street Bank & Trust Co., SPA), 3.610% due 12/01/2025 (d)	3,000,000
1,410,000	Midwest Consortium of Municipal Utilities, Minnesota Revenue, Draw Down Association Financing Program, Series B, (U.S. Bank, NA, LOC), 3.740% due 10/01/2035 (d)	1,410,000
3,000,000	Minneapolis, Minnesota, GO, Library, (Dexia Credit Local, SPA), 3.610% due 12/01/2032 (d)	3,000,000
3,000,000	Minnesota State, GO, 6.000% due 11/01/2006	3,006,941

		10,416,941

Mississippi — 0.4%
1,000,000	Mississippi Development Bank Special Obligation, East Mississippi Correction Facility, Series A, (Royal Bank of Canada, SPA), (FGIC Insured), 3.750% due 08/01/2017 (d)	1,000,000

Missouri — 2.9%
	Missouri State Health & Educational Facilities Authority Revenue:
1,100,000	SSM Health Care, Refunding, Series C-2, (Bank of New York, SPA), (FGIC Insured), 3.740% due 06/01/2019 (d)	1,100,000
2,950,000	St Louis University, Series A, (Bank of New York, SPA), (MBIA Insured), 3.780% due 10/01/2035 (d)	2,950,000
2,575,000	Missouri State Highways & Transit Commission, Multi-Modal, Third Lien, Series B-1, (State Street Bank & Trust Co., LOC), 3.720% due 05/01/2015 (d)	2,575,000

		6,625,000

Montana — 1.4%
3,100,000	Forsyth, Montana, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.860% due 01/01/2018 (d)	3,100,000

Nevada — 0.6%
1,400,000	Nevada State, GO, Capital Improvement, Series A, 5.000% due 05/15/2014, Pre-refunded 11/15/2006	1,402,617

New Mexico — 1.1%
1,000,000	New Mexico State, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	1,005,337
1,500,000	Sandoval County, New Mexico, Incentive Payment Revenue, ETM, 4.250% due 12/01/2006	1,501,731

		2,507,068

6

New York — 0.8%
1,700,000	New York State Housing Finance Agency Service Contract Revenue, Refunding, Series B, (BNP Paribas, LOC), 3.720% due 03/15/2026 (d)	1,700,000

North Carolina — 3.1%
2,000,000	Charlotte, North Carolina, Water & Sewer System Revenue, 5.250% due 12/01/2021, Pre-refunded 12/01/2006	2,045,199
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.750% due 04/01/2019 (d)	1,040,000
1,330,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.780% due 09/01/2021 (d)	1,330,000
1,635,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.780% due 05/01/2018 (d)	1,635,000
985,000	North Carolina State Water and Sewer System Revenue, (Bank of America, N.A., LOC), 3.750% due 09/01/2025 (d)	985,822

		7,036,021

Ohio — 3.2%
1,485,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.760% due 11/01/2034 (d)	1,485,000
1,825,000	Franklin County, Ohio, Hospital Revenue, Refunding, U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.730% due 12/01/2020 (d)	1,825,000
885,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.750% due 08/15/2022 (d)	885,000
1,595,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.770% due 12/01/2010 (d)	1,595,000
1,300,000	Strongsville, Ohio, GO, 5.900% due 12/01/2015, Pre-refunded 12/01/2006	1,331,570

		7,121,570

Oregon — 1.5%
3,370,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project, Series A), (Keybank, N.A., LOC), 3.770% due 03/01/2033 (d)	3,370,000

7

Pennsylvania — 4.2%
1,500,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Aces Presbyterian University Hospital B3, (Bank One N.A., LOC), 3.800% due 03/01/2018 (d)	1,500,000
2,000,000	Beaver County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy Generation, (Barclays Bank PLC, LOC), 3.860% due 04/01/2041 (d)	2,000,000
1,000,000	Delaware County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Floaters, Exelon, Remarket 10/01/2004, (Wachovia Bank N.A., LOC), 3.860% due 04/01/2021 (d)	1,000,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.780% due 11/01/2026 (d)	2,000,000
3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.780% due 12/01/2024 (d)	3,000,000

		9,500,000

South Carolina — 1.4%
1,000,000	Camden, South Carolina, Public Utilities Revenue, Refunding and Improvement, (MBIA Insured), 5.500% due 03/01/2022, Pre-refunded 03/01/2007	1,027,814
2,000,000	Greenville, South Carolina, Waterworks Revenue, 5.500% due 02/01/2022, Pre-refunded 02/01/2007	2,052,548

		3,080,362

Tennessee — 0.6%
1,300,000	Metropolitan Nashville Airport Authority, Tennessee Airport Revenue, Refunding, Improvement, (FGIC Insured), (Societe Generale, LOC), 3.740% due 07/01/2019 (d)	1,300,000

Texas — 1.3%
1,000,000	Harris County, Texas, Tax Anticipation Notes, GO, 4.500% due 02/28/2007	1,004,006
2,000,000	Houston, Texas, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	2,011,461

		3,015,467

Utah — 3.1%
3,000,000	Emery County, Utah, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.800% due 07/01/2015 (d)	3,000,000
1,035,000	Utah State, GO, Unrefunded Balance, 5.500% due 07/01/2007	1,049,214
3,000,000	Utah Transit Authority Sales Tax Revenue, Subordinated Series A, (Fortis Bank SA/NV, LOC), 3.700% due 06/15/2036 (d)	3,000,000

		7,049,214

8

Washington — 2.4%
1,100,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 3, Series E, (JP Morgan Chase Bank, LOC), 3.800% due 07/01/2017 (d)	1,100,000
2,000,000	King County, Washington, Bond Anticipation Notes, GO, Series B, 4.500% due 11/01/2006	2,001,625
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.720% due 12/01/2036 (d)	1,000,000
1,250,000	Washington State, GO, Series C, 5.000% due 01/01/2007	1,255,372

		5,356,997

West Virginia — 1.7%
2,000,000	Harrison County, West Virginia, Board of Education, GO, ETM, (FGIC Insured), 6.400% due 05/01/2007	2,033,464
1,865,000	West Virginia State Hospital Finance Authority Revenue, Refunding, Pallottine Health A-1, (Fifth Third Bank, LOC), 3.750% due 10/01/2033 (d)	1,865,000

		3,898,464

Wisconsin — 1.9%
1,100,000	Milwaukee, Wisconsin, Redevelopment Authority Revenue, Refunding, Housing, Yankee Hill Apartments, (Wells Fargo Bank, N.A., LOC), 3.690% due 09/01/2025 (d)	1,100,000
1,000,000	Monona Grove, Wisconsin, School District, Bond Anticipation Notes, GO, 4.320% due 12/01/2006	1,001,259
	Wisconsin State Health & Educational Facilities Authority Revenue:
1,245,000	Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.740% due 11/01/2025 (d)	1,245,000
1,000,000	Wheaton Franciscan Services B, (U.S. Bank NA, LOC), 3.740% due 08/15/2033 (d)	1,000,000

		4,346,259

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $181,981,607)		181,981,607

Shares

INVESTMENT COMPANY SECURITIES — 9.5%
10,680,336	Dreyfus Tax Exempt Cash Management Fund	10,680,336
10,685,366	Valiant Tax Exempt Money Market Fund	10,685,366

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $21,365,702)		21,365,702

9

Principal
Amount

REPURCHASE AGREEMENT(c) — 2.4%
(Cost $5,400,000)
5,400,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $5,402,183 on 10/02/2006, collateralized by $5,600,000 FHLB, 4.000% maturing 02/06/2009 (value $5,509,000)	5,400,000

TOTAL INVESTMENTS
(Cost $220,747,309)(e)	97.9%	$220,747,309

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2006.

(e)	At September 30, 2006, aggregate cost for financial reporting purposes was $220,747,309.
ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FHLB  — Federal Home Loan Bank
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
SPA   — Stand-by Purchase Agreement

10

At September 30, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	65.2%	$147,159,807
Pre-Refunded	7.3	16,461,585
General Obligations	5.9	13,333,996
Revenue	1.4	3,016,798
Insured	0.9	2,009,421

TOTAL MUNICIPAL BONDS AND NOTES	80.7	181,981,607
TAX-EXEMPT COMMERCIAL PAPER	5.3	12,000,000
INVESTMENT COMPANY SECURITIES	9.5	21,365,702
REPURCHASE AGREEMENT	2.4	5,400,000

TOTAL INVESTMENTS	97.9%	$220,747,309

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Principal
Amount		Value(c)

MUNICIPAL BONDS AND NOTES — 98.3%
Alabama — 2.8%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033 Pre-refunded 02/01/2009	$1,562,895
2,000,000	5.125% due 02/01/2042 Pre-refunded 08/01/2012	2,159,980

		3,722,875

Arizona — 4.7%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	332,487
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,237,672
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,767,893
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,062,270
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,928,610

		6,328,932

California — 4.7%
2,000,000	Golden State Tobacco Securitization Corp., Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-Refunded 06/01/2013	2,235,280
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (d)	1,890,925
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	2,180,060

		6,306,265

1

Colorado — 1.5%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,036,800

Delaware — 0.8%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,018,310

Florida — 3.0%
	Dade County, Florida, Special Obligation:
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.546% due 10/01/2015 Pre-refunded 10/01/2008 (d)	1,882,830
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.995% due 10/01/2025 Pre-refunded 10/01/2008 (d)	1,185,444
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,019,240

		4,087,514

Georgia — 2.6%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,089,110
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,200,657
1,045,000	6.250% due 08/01/2013	1,212,566

		3,502,333

Hawaii — 2.6%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,054,269
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	ETM, 4.375% due 08/01/2010	185,324
1,215,000	4.375% due 08/01/2010	1,250,065

		3,489,658

2

Illinois — 4.5%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	518,095
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,555,250
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,909,090
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	529,455
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	580,485

		6,092,375

Iowa — 1.1%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,477,170

Kansas — 0.8%
1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	1,028,610

Kentucky — 1.6%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,128,840

Maryland — 1.6%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,115,330
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,066,580

		2,181,910

Massachusetts — 3.1%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,557,030
1,400,000	Massachusetts State, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,536,738
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,069,940

		4,163,708

Michigan — 13.9%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,342,770

3

1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,221,471
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	900,337
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,439,563
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,016,480
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,027,290
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,146,031
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	471,367
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,116,580
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	430,276
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,026,820
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,441,483
	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF):
3,900,000	4.800% due 05/01/2010	4,054,245
500,000	5.750% due 05/01/2014, Pre-Refunded 05/01/2010	535,915
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,531,593

		18,702,221

Minnesota — 3.0%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,210,757
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,831,989

		4,042,746

4

Nebraska — 1.5%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,018,300
1,000,000	4.500% due 12/01/2010	1,036,780

		2,055,080

Nevada — 3.5%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,627,365
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	834,082
2,000,000	Las Vegas Valley, Nevada, Water District, Refunding Series A, (FGIC Insured), 5.000% due 06/01/2015	2,175,560

		4,637,007

New Hampshire — 1.2%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,550,775

New Jersey — 3.3%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	1,200,338
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,079,960
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,105,040

		4,385,338

New Mexico — 2.6%
1,125,000	New Mexico Finance Authority, State Office Building Tax, Revenue, Series A, ETM, 5.250% due 06/01/2010	1,190,419
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,229,990

		3,420,409

New York — 1.6%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,181,540

North Carolina — 0.5%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	699,257

Ohio — 5.8%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,246,621

5

275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	279,988
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,081,220
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	327,594
500,000	Forest Hills, Ohio, Local School District, GO, (MBIA Insured), 6.250% due 12/01/2020, Pre-Refunded 12/01/2006	512,135
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,406,229
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,857,256
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-Refunded 12/01/2010	1,079,910

		7,790,953

Pennsylvania — 0.8%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,070,160

Rhode Island — 0.8%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,084,030

South Carolina — 0.8%
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-Refunded 03/01/2010	1,068,070

Tennessee — 1.2%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	505,619
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,035,430

		1,541,049

Texas — 9.7%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,716,609

6

500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	554,650
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,766,330
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,263,460
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,351,836
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,331
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	512,235
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,717,323
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,158,740

		13,046,514

Utah — 0.7%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	973,900

Virginia — 0.9%
	Virginia State, Public School Authority:
575,000	5.250% due 08/01/2008	588,674
565,000	Series I, GO, 5.250% due 08/01/2008 Pre-refunded 08/01/2007	578,571

		1,167,245

Washington — 3.3%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,072,670
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	263,927
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,074,220

		4,410,817

7

West Virginia — 2.0%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (d)	2,668,050

Wisconsin — 5.8%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,423,478
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,021,180
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,478,934
1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-Refunded 06/01/2009	1,048,480
	Wisconsin State, GO:
1,500,000	5.000% due 11/01/2007	1,523,025
250,000	Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	281,625

		7,776,722

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $130,027,921)		131,837,183

Shares

INVESTMENT COMPANY SECURITY — 0.6%
(Cost $727,962)
727,962	Valiant Tax Exempt Money Market Fund	727,962

TOTAL INVESTMENTS
(Cost $130,755,883)(e)	98.9%	$132,565,145

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2006, investments in these insured securities represented 26.5% of the Fund.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates

8

current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(e)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,275,435, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $466,173 and net appreciation for financial reporting purposes was $1,809,262. At September 30, 2006, aggregate cost for financial reporting purposes was $130,755,883.
ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts
At September 30, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	37.9%	$50,847,083
Pre-Refunded	30.5	40,976,143
Insured	26.5	35,488,067
Revenue	3.4	4,525,890

TOTAL MUNICIPAL BONDS AND NOTES	98.3	131,837,183
INVESTMENT COMPANY SECURITY	0.6	727,962

TOTAL INVESTMENTS	98.9%	$132,565,145

9

Munder Technology Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 98.6%
Industrials — 2.4%
Commercial Services & Supplies — 1.8%
115,000	Diamond Management & Technology Consultants, Inc. †	$1,281,100
208,014	Intermap Technologies Corp. †	930,503

		2,211,603

Electrical Equipment — 0.6%
20,000	Energy Conversion Devices, Inc. †	740,800
Total Industrials		2,952,403

Information Technology — 96.2%
Communications Equipment — 17.8%
80,000	ADTRAN, Inc.	1,907,200
126,000	China GrenTech Corporation Limited †	1,304,100
178,200	Cisco Systems, Inc. †	4,098,600
110,000	Comtech Group, Inc. †,(f)	1,646,700
153,000	Corning, Incorporated †	3,734,730
63,000	Motorola, Inc.	1,575,000
158,700	QUALCOMM Incorporated	5,768,745
4,000	Research In Motion Limited †	410,640
115,000	Tellabs, Inc. †	1,260,400

		21,706,115

Computers & Peripherals — 13.2%
100,500	Apple Computer, Inc. †	7,741,515
72,130	Hewlett-Packard Company	2,646,450
33,000	Komag, Incorporated †,(f)	1,054,680
40,500	SanDisk Corporation †,(f)	2,168,370
51,000	Synaptics Incorporated †,(f)	1,242,870
63,000	Xyratex Ltd. †,(f)	1,200,780

		16,054,665

Electronic Equipment & Instruments — 3.1%
21,000	Anixter International, Inc. (f)	1,185,870
135,000	GSI Group, Inc. (The) †	1,262,250
43,000	Technitrol, Inc. (f)	1,283,550

		3,731,670

Information Technology Services — 2.8%
51,000	Accenture Ltd., Class A (f)	1,617,210
21,000	Alliance Data Systems Corporation †	1,158,990
17,000	Satyam Computer Services Ltd., ADR (f)	657,730

		3,433,930

1

Internet Software & Services — 12.3%
29,000	Digital River, Inc. †,(f)	1,482,480
9,250	Google Inc., Class A †	3,717,575
26,000	Greenfield Online, Inc. †,(f)	270,140
170,000	Interwoven, Inc. †,(f)	1,875,100
84,000	Perficient, Inc †,(f)	1,317,120
73,000	SINA Corporation †,(f)	1,835,950
55,000	Sohu.com, Inc. †,(f)	1,211,100
131,000	Yahoo! Inc. †	3,311,680

		15,021,145

Semiconductors & Semiconductor Equipment — 27.2%
76,000	Advanced Energy Industries, Inc. †	1,295,040
80,000	Agere Systems Inc. †,(f)	1,194,400
56,000	ASM Lithography Holdings N.V., ADR †,(f)	1,303,680
68,000	Cypress Semiconductor Corporation †,(f)	1,208,360
78,000	Integrated Device Technology, Inc. †	1,252,680
29,000	Lam Research Corporation †	1,314,570
125,000	MEMC Electronic Materials, Inc. †,(f)	4,578,750
184,000	Micron Technology, Inc. †,(f)	3,201,600
52,000	National Semiconductor Corporation (f)	1,223,560
46,000	Novellus Systems, Inc. †	1,272,360
130,000	Pericom Semiconductor Corporation †,(f)	1,267,500
199,000	PMC-Sierra, Inc. †,(f)	1,182,060
65,000	Rudolph Technologies, Inc. †	1,191,450
221,000	Silicon Motion Technology Corporation, ADR †,(f)	3,675,230
155,964	Taiwan Semiconductor Manufacturing Company Ltd., ADR	1,497,254
39,700	Texas Instruments Incorporated	1,320,025
235,000	TriQuint Semiconductor, Inc. †,(f)	1,222,000
56,000	Veeco Instruments Inc. †,(f)	1,128,400
72,000	Xilinx, Inc. (f)	1,580,400
77,000	Zoran Corporation †	1,238,160

		33,147,479

Software — 19.8%
40,333	Activision, Inc. †,(f)	609,028
83,980	Adobe Systems Incorporated †	3,145,051
27,000	Amdocs Limited †	1,069,200
42,000	Citrix Systems, Inc. †	1,520,820
49,000	Cognos Incorporated †,(f)	1,788,500
137,400	Microsoft Corporation	3,755,142
116,625	Oracle Corporation †	2,068,928
186,000	Quest Software, Inc. †,(f)	2,656,080
93,000	Red Hat, Inc. †,(f)	1,960,440
32,000	salesforce.com, inc. †,(f)	1,148,160

2

270,000	SumTotal Systems, Inc. †,(f)	2,011,500
109,000	Symantec Corporation †,(f)	2,319,520

		24,052,369

Total Information Technology		117,147,373

TOTAL COMMON STOCKS
(Cost $122,173,758)		120,099,776

LIMITED PARTNERSHIP — 1.5%
Information Technology — 1.5%
(Cost $2,082,441)
Multi-Industry — 1.5%
2,625,000	New Enterprise Associates 10, L.P. †,(g),(h),(i),(j)	1,849,373

Principal
Amount

REPURCHASE AGREEMENT(d) — 0.4%
(Cost $440,000)
$440,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $440,178 on 10/02/2006, collateralized by $450,000 FFCB, 4.875% maturing 12/16/2015 (value $452,813)	440,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 23.5%
(Cost $28,569,029)
28,569,029	State Street Navigator Securities Trust – Prime Portfolio (k)	28,569,029

TOTAL INVESTMENTS
(Cost $153,265,228)(l)	124.0%	$150,958,178

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the semiconductors & semiconductor equipment industry. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the

3

underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2006, (see note (c) above). At September 30, 2006, this security represents $1,849,373, 1.5% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,849,373, 1.5% of net assets.

4

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$214,979
	01/05/01	107,490
	07/27/01	53,745
	09/26/01	107,490
	01/16/02	113,769
	04/23/02	113,769
	07/12/02	113,769
	11/12/02	113,769
	02/04/03	115,053
	07/16/03	116,632
	09/19/03	120,371
	12/10/03	120,752
	04/19/04	121,180
	08/16/04	122,665
	12/28/04	130,934
	07/11/05	72,172
	01/13/06	74,634
	03/10/06	74,634
	04/03/06	74,634

(j)	The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2006, the Fund had total commitments to contribute $375,000 when and if required.

(k)	At September 30, 2006, the market value of the securities on loan is $27,680,777.

(l)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,091,498, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $14,398,548 and net depreciation for financial reporting purposes was $2,307,050. At September 30, 2006, aggregate cost for financial reporting purposes was $153,265,228.
ABBREVIATIONS:
ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank

5

At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	81.1%	$98,688,949
China	4.9	5,997,850
Taiwan	4.2	5,172,484
Canada	3.6	4,391,893
Bermuda	2.3	2,817,990
Netherlands	1.1	1,303,680
Channel Islands	0.9	1,069,200
India	0.5	657,730

TOTAL COMMON STOCKS	98.6	120,099,776
LIMITED PARTNERSHIP	1.5	1,849,373
REPURCHASE AGREEMENT	0.4	440,000
COLLATERAL FOR SECURITIES ON LOAN	23.5	28,569,029

TOTAL INVESTMENTS	124.0%	$150,958,178

6

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President

Date:	November 27, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial
Officer

Date:	November 27, 2006

Exhibit Index

Exhibit No.	Exhibit Description

99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto